N-2	Jul. 28, 2026 USD ($) shares
Cover [Abstract]
Entity Central Index Key	0002054995
Amendment Flag	false
Entity Inv Company Type	N-2
Securities Act File Number	333-285895
Investment Company Act File Number	811-24065
Document Type	N-2
Document Registration Statement	true
Pre-Effective Amendment	false
Post-Effective Amendment	true
Post-Effective Amendment Number	2
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	4
Entity Registrant Name	LINCOLN PARTNERS GROUP ROYALTY FUND
Entity Address, Address Line One	1301 South Harrison Street
Entity Address, City or Town	Fort Wayne
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46802
City Area Code	260
Local Phone Number	455-2000
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
Effective upon Filing, 486(b)	false
Effective on Set Date, 486(b)	true
Effective on Date, 486(b)	Jul. 29, 2026
Effective after 60 Days, 486(a)	false
Effective on Set Date, 486(a)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	false
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Class A	Class D	Class I	Class IS
SHAREHOLDER TRANSACTION FEES
Maximum sales load imposed on purchases (1)	3.00%	3.50%	None	None
Maximum early repurchase fee (2)	2.00%	2.00%	2.00%	2.00%
(1)
Investors purchasing Class A Shares may be charged a front-end sales load of up to 3.00% of the investor’s purchase. Investors purchasing Class D Shares may be charged a front-end sales load of up to 3.50% of the investor’s purchase. The table assumes the maximum sales load is charged. The Distributor may, in its discretion, waive all or a portion of the sales load for certain investors. While Class I and Class IS Shares do not charge a front-end sales load, if you purchase
Class I or Class IS Shares through certain Financial Intermediaries, such Financial Intermediaries may directly charge you transaction or other fees in such amount as they may determine. Please consult your Financial Intermediary for additional information. See
“Purchase of Shares” and “Plan of Distribution.”
(2)
A 2.00% early repurchase fee payable to the Fund will be charged with respect to the repurchase of an investor’s Shares at any time prior to the day immediately preceding the one-year anniversary of an investor’s purchase of the Shares (on a “first in-first out” basis) (“Early Repurchase Fee”). An Early Repurchase Fee payable by an investor may be waived by the Fund, in circumstances where the Board determines that doing so is in the best interests of the Fund and that will not discriminate unfairly against any investor. The Early Repurchase Fee will be retained by the Fund for the benefit of the remaining investors. See
“Repurchases of
Shares”
.

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
ANNUAL FUND EXPENSES (as a percentage of average net assets attributable to Shares)
Investment Management Fee	1.25%	1.25%	1.25%	1.25%
Incentive Fee (3)	0.26%	0.26%	0.26%	0.26%
Interest payments on borrowed funds and securities sold short (4)	1.10%	1.10%	1.10%	1.10%
Other expenses (5)	6.03%	6.03%	6.03%	6.03%
Distribution Fees (12b-1) (6)	0.60%	0.25%	None	None
Shareholder Services Fee (7)	0.25%	0.25%	None	0.25%
Acquired Fund Fees and Expenses (8)	0.53%	0.53%	0.53%	0.53%
Total annual fund expenses	10.02%	9.67%	9.17%	9.42%
Expense reimbursement (9)	(5.28%)	(5.28%)	(5.28%)	(5.28%)
Total annual fund expenses after expense reimbursement (9)	4.74%	4.39%	3.89%	4.14%
(

)
The Fund may have net investment income that could result in the payment of an Incentive Fee in the first year of investment operations. However, the Incentive
Fee is based on the Fund’s performance. The Fund expects the Incentive Fee the Fund pays to increase to the extent the Fund earns greater income. The Incentive
Fee is accrued monthly in an amount equal to 12.5% of the Fund’s “Fund Income” received by the Fund during such month. For this purpose, “Fund Income”
means (1) distributions received by the Fund from the Fund’s private portfolio investments; plus (2) distributions received by the Fund of net investment income
(or loss) from debt, preferred equity investments and traded securities; minus (3) the Fund’s Operating Expenses for the month (excluding the Incentive Fee and share class specific expenses such as distribution and/or shareholder servicing fees). The Incentive Fee is paid quarterly in arrears. The Fund looks through total return swap contracts and counts the underlying reference assets as investments for purposes of calculating the Incentive Fee.
Incentive Fees are based on estimated
amounts for
the Fund
'
s current fiscal year
.
Incentive Fees may accrue to the extent the Fund earns Fund Income. For example, if the Fund achieves Fund
Income of 10.0% of Fund net assets, an Incentive Fee equal to 1.25% of Fund net assets would be payable. See
“Investment Management Fee and Incentive
Fees”
for more information concerning the Incentive Fees.
(

)
These expenses represent estimated interest payments the Fund expects to incur in connection with its credit facility during the current fiscal year. See
“Investment
Objective, Opportunities and Strategies — Leverage.”
The amount shown in the table above is based on the assumption that the Fund borrows money for investment purposes at an average amount of approximately 15% of its net assets at an average interest rate of 7.34% per annum.
The Fund currently borrows
under a credit facility with Goldman Sachs Bank USA. See “Types of Investments and Related Risks – Use of Leverage: Risk of Borrowing by the Fund.
(

)
Other expenses are based on estimated amounts for the current fiscal year and include accounting, custody, transfer agency, legal, valuation agent, pricing vendor and auditing fees of the Fund and fees payable to the Independent Trustees, as well as payments to the Administrator to provide or procure administrative and support services and corporate-level services under the Administration Agreement with The Lincoln National Life Insurance Company.
(

)
Class A Shares will pay to the Distributor a distribution fee that will accrue at an annual rate equal to 0.60% of the aggregate NAV as of the beginning of the first calendar day of each applicable month attributable to Class A Shares. Class D Shares will pay to the Distributor a distribution fee that will be paid monthly and accrue daily at an annual rate equal to 0.25% of the aggregate NAV as of the beginning of the first calendar day of each applicable month attributable to Class D
Shares (as applicable, the “Distribution Fee”). See
“Plan of Distribution”
.
(

)
Class A, Class D, and Class IS Shares charge a shareholder services fee of up to 0.25% per year (the “Shareholder Services Fee”) under the Administration Agreement with The Lincoln National Life Insurance Company. Such services include, but are not limited to, responding to operational inquiries from Shareholders;
processing purchase, redemption and exchange orders with the Fund’s transfer agent; and providing Shareholders with automatic investment services, including investments in the Fund.
(

)
Acquired Fund Fees and Expenses (“AFFE”) are the indirect costs of investing in other investment companies and other pooled investment vehicles. AFFE are estimated for the Fund’s current fiscal year based on historic fees and expenses. AFFE may include an incentive allocation or other fee based on income, capital gains and/or appreciation (an “Incentive Allocation”) payable to the adviser of an acquired fund. While the amount of such fees vary by acquired fund, performance fees, if charged, tend to be approximately 20% of the acquired fund’s profits above an 8% hurdle rate (a minimum rate of return). Future AFFE may be substantially higher or lower because certain fees are based on the performance of the acquired funds, which may fluctuate over time.
(

)
The Adviser and the Fund have entered into the Expense Limitation Agreement under which the Adviser has agreed contractually to pay, absorb or reimburse certain expenses of the Fund to limit the Fund’s Operating Expenses, calculated and reimbursed on a Class-by-Class basis in respect of each of Class A, Class D,
Class I, and Class IS with the exception of (i) interest, taxes, dividends tied to short sales, and brokerage commissions; (ii) underlying fund fees and expenses;
(iii) other expenses attributable to, and incurred as a result of, the Fund’s investments; (iv) Incentive Fees; and (v) extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the Fund’s business (as determined in the discretion of the Adviser), to no more than 2.85%, 2.50%, 2.00% and
2.25% for Class A, Class D, Class I, and Class IS Shares, respectively, on an annualized basis, of the Fund’s average daily net assets (the “Operating Expense
Limit”).
In consideration of the Adviser’s agreement to reimburse certain of the Fund’s expenses, the Fund has agreed to repay the Adviser a Reimbursement Amount in respect of each of Class A, Class D, Class I, and Class IS for three years after a reimbursement, subject to the limitation that a reimbursement will be made only if and to the extent that such payments to the Adviser will not cause the Fund’s expense ratio (after the Reimbursement Amount is taken into account) to exceed the lesser of: (i) the Operating Expense Limit in effect at the time the waiver or payment of the Reimbursement Amount occurred and (ii) the Operating Expense Limit in effect at the time such reimbursement is sought. The Adviser’s right to receive reimbursements from the Fund shall be valid for a period of three years after the implementation of any waiver and/or reimbursement. The Expense Limitation Agreement will remain in effect through August 1, 2027, unless and until the Board approves its modification or termination. Thereafter, the Expense Limitation Agreement shall renew automatically for one
-
year terms unless the Adviser provides
written notice of termination of the
Expense Limitation
Agreement to the Fund at least ten (10) days prior to the end of the then-current term. See
“Fund
Expenses — Expense Limitation Agreement”
for additional information.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]
Example:
The following example demonstrates the projected dollar amount of total expenses that would be incurred over various periods with respect to a hypothetical investment in Shares. In calculating the following expense amounts, the Fund has assumed its direct and indirect annual operating expenses would remain at the percentage levels set forth in the table above (except that the example incorporates the expense reimbursement arrangement for only the
first year
).
An investor would pay the following expenses on a $1,000 investment, assuming a 5.0% annual return. (Because the Fund is subject to an Incentive Fee on income but not on gains, the character of the assumed return would affect the amount of fees. Therefore, the table below includes two rows for each share class: one row with the 5.0% return not subject to Incentive Fee, and one row with the
5% return subject to an Incentive Fee.)

	1 Year	3 Years	5 Years	10 Years
Class A (without Incentive Fee)	$ 74	$ 255	$ 420	$ 767
Class A (with Incentive Fee)	$ 76	$ 262	$ 429	$ 778
Class D (without Incentive Fee)	$ 75	$ 251	$ 411	$ 753
Class D (with Incentive Fee)	$ 78	$ 257	$ 420	$ 765
Class I (without Incentive Fee)	$ 37	$ 210	$ 371	$ 720
Class I (with Incentive Fee)	$ 39	$ 217	$ 380	$ 732
Class IS (without Incentive Fee)	$ 39	$ 217	$ 380	$ 732
Class IS (with Incentive Fee)	$ 42	$ 223	$ 389	$ 744
The example above excludes the Early Repurchase Fee, which would apply if Shares were repurchased within one year of their purchase.
While the example assumes a 5.0% annual return, as required by the SEC, the Fund’s performance will vary and may result in a return greater or less than 5.0%. The example assumes the maximum sales load is charged on Class A and Class D Shares. For a more complete description of the various fees and expenses borne directly and indirectly by the Fund, see
“Fund Expenses”
and
“Investment Management Fee and Incentive Fee.” This example should not be considered a representation of future expenses, and actual expenses (including the cost of debt, if any, and other expenses) may be greater or less than those shown.

Purpose of Fee Table , Note [Text Block]	The following table illustrates the aggregate fees and expenses that the Fund expects to incur and that Shareholders can expect to bear directly or indirectly.
Basis of Transaction Fees, Note [Text Block]	as a percentage of average net assets attributable to Shares
Other Transaction Fees, Note [Text Block]
A 2.00% early repurchase fee payable to the Fund will be charged with respect to the repurchase of an investor’s Shares at any time prior to the day immediately preceding the one-year anniversary of an investor’s purchase of the Shares (on a “first in-first out” basis) (“Early Repurchase Fee”). An Early Repurchase Fee payable by an investor may be waived by the Fund, in circumstances where the Board determines that doing so is in the best interests of the Fund and that will not discriminate unfairly against any investor. The Early Repurchase Fee will be retained by the Fund for the benefit of the remaining investors. See
“Repurchases of
Shares”
.

Other Expenses, Note [Text Block]
Other expenses are based on estimated amounts for the current fiscal year and include accounting, custody, transfer agency, legal, valuation agent, pricing vendor and auditing fees of the Fund and fees payable to the Independent Trustees, as well as payments to the Administrator to provide or procure administrative and support services and corporate-level services under the Administration Agreement with The Lincoln National Life Insurance Company.

Acquired Fund Fees and Expenses, Note [Text Block]
Acquired Fund Fees and Expenses (“AFFE”) are the indirect costs of investing in other investment companies and other pooled investment vehicles. AFFE are estimated for the Fund’s current fiscal year based on historic fees and expenses. AFFE may include an incentive allocation or other fee based on income, capital gains and/or appreciation (an “Incentive Allocation”) payable to the adviser of an acquired fund. While the amount of such fees vary by acquired fund, performance fees, if charged, tend to be approximately 20% of the acquired fund’s profits above an 8% hurdle rate (a minimum rate of return). Future AFFE may be substantially higher or lower because certain fees are based on the performance of the acquired funds, which may fluctuate over time.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Investment Objective, Opportunities and Strategies
Investment Objective
The Fund’s investment objective is to seek high risk-adjusted returns across various market cycles. There can be no assurance that the Fund will achieve its investment objective.
Investment Opportunities and Strategies
The Fund seeks to achieve its investment objective by primarily investing in a globally varied portfolio of direct investments in royalties, royalties primary funds and royalties secondary funds (together, “Royalties Funds”), and other income-oriented investments such as broadly syndicated loans (“BSLs”), listed royalties and credit instruments (whether senior or junior) backed by royalties.
Under normal market conditions, the Fund seeks to invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in royalty investments
. Royalty investments are investments made
,
whether using equity, debt and/or related
securities or other contractually binding arrangements, in connection with:
(i)
the
acquisition
,
creation, development or financing of
royalties or entities holding substantial royalties, or (ii) acquisitions, financings, investments, buyouts, expansion opportunities, privatizations, recapitalizations, rollovers, similar negotiated transactions, and/or special situations, which may include both control and non-control positions, in each case involving entities with substantial direct or indirect royalty investment, development, operations, management, ownership or financing activities or exposure,
including
investments in securities of companies backed by royalties
or related assets and securities issued by special purpose vehicles, or any investments of a similar character. Royalties are a contractual or other legally binding arrangement pursuant to which a person owning an asset (of any nature whatsoever, including physical or intangible) sells such asset to,
or otherwise permits the use of such asset by another person in exchange for ongoing payments of a proportion of the revenue, profits, production or any other agreed amount or property (including securities) deriving from such asset
.
The Fund may invest in any type of royalty investment, including, without limitation, those related to pharmaceuticals, media, music, sports, brands, oil and gas production, and carbon credits. In addition, the Fund may invest in royalties relating to any industry sector.
Examples of royalty investments in which the Fund invests are direct royalties (up to 100% of net assets), Royalties
Funds (up to 70%
of net assets
), and BSLs, listed royalties, and credit instruments (up to 30%
of net assets
). The Fund may also
invest in money market
and
similar interests
and
, to a lesser extent, derivative instruments, subject to applicable law (including options, swaps, futures contracts, forward agreements and other derivatives contracts).
Royalties
. Royalties are a contractual or other legally binding arrangement pursuant to which a person owning an asset (of any nature whatsoever, including physical or intangible) sells such asset to, or otherwise permits the use of such asset by another person in exchange for ongoing payments of a proportion of the revenue, profits, production or any other agreed amount or property (including securities) deriving from such asset. The Fund may invest in any type of royalty, including, without limitation, those related to pharmaceuticals, media, music, sports, brands, oil and gas production, and carbon credits. In addition, the Fund may invest in royalties relating to any industry sector. The Fund invests at least 25% of its total assets in Intellectual Property Rights Industries.
Royalty investments include investments made whether using equity, debt and/or related securities or other contractually binding arrangements in connection with: (i) the acquisition, creation, development or financing of royalties or entities holding royalties, or (ii)
acquisitions, financings, investments, buyouts, expansion opportunities, privatizations, recapitalizations, rollovers, similar negotiated transactions, and/or special situations, which may include both control and non-control positions, in each case involving entities with substantial direct or indirect royalty investment, development, operations, management, ownership or financing activities or exposure, including investments in securities of companies backed by royalties or related assets and securities issued by special purpose vehicles, or any investments of a similar character.
Royalties Primary Fund Investments and Secondary Fund Investments
. The Fund may invest up to 70% of its
net
assets in Royalties
Funds, which are common vehicles for making royalty investments. Royalties Funds include private investment vehicles, such as
“hedge funds” and “private equity funds,” that typically offer their securities privately and are not registered as investment companies under the 1940 Act. The Fund may invest more than 15% of its assets in underlying funds that are not registered as investment companies under the 1940 Act, in reliance on exemptions provided by Sections 3(c)(1) and 3(c)(7) of the 1940 Act. These funds may charge performance and other administrative and management fees. Royalties primary fund investments are interests or investments in newly established royalties funds. Due to the limited windows of opportunity for making primary fund investments in particular funds, strong relationships with leading firms are highly important for primary fund investors. Royalties secondary fund investments are interests in existing royalties funds that are acquired in privately negotiated transactions, typically after the end of the royalties fund’s fundraising period. Secondary fund investments mean buying a stake in a fund after capital has already been raised through a private deal, which may allow secondary fund investments to avoid — or greatly shorten — an early-stage dip in returns (the
“J-curve”) that new, primary fund investments often experience. In addition, secondaries typically provide earlier distributions than primaries and may provide valuable arbitrage opportunities for sophisticated investors. The ability to source and value potential investments is crucial for success in secondary fund investing, and the nature of the process typically requires significant resources.
As a result, generally only very large and experienced investors are active secondary market participants. Due to the illiquidity of the market for interests in Royalties Funds, an investor can sometimes purchase a secondary fund investment at a discount to the secondary fund’s net asset value. Secondary
fund investments acquired at a discount may be valued by the Fund at net asset value instead of at cost, which would constitute unrealized capital gains for the Fund and would increase the Fund’s NAV accordingly. As is generally the case for investments, the Fund would realize capital gains or losses upon sale of the investment depending on whether the Fund receives more or less than its cost for the investment. When evaluating potential Royalties Fund investments, the Sub-Adviser considers a number of factors, including (but not limited to) the fund’s investment objectives and policies, the management team and its track record, the size of the fund, the nature of other investors in the fund, the returns target, the risk profile, existing investments (where relevant) and the competitor landscape. The Sub-Adviser typically conducts investment process-related due diligence that includes commercial, technical, legal and tax due diligence, which may be obtained with the assistance of third party diligence providers.
Royalties Debt Investments.
Royalties debt investments represent a broad spectrum of credit investments which rely on a varying degree of credit premia to generate returns. Royalties debt investments may be structured using -a range of financial instruments, including but not limited to senior secured syndicated loans and senior secured direct private debt. From time to time these investments might include equity features such as warrants, options, common or preferred stock depending on the strategy of the investor and the financing requirements of the company or asset. The Fund will invest in royalty debt investments and broadly syndicated loans. The royalty debt investments tend to fall into two buckets. First, the Fund will have a limited number of senior secured loans that have first-ranking security over the relevant assets. Second, and more commonly, the Fund will provide mezzanine financing through a “royalty backed note”. These will typically be structurally subordinated to a senior creditor and will have a more limited covenant package and collateral (typically security over cash and equity in an intermediate holding company of the assets). Such loans are unrated and bilateral between one or more affiliated lenders and the borrower.
Broadly Syndicated Loans, Listed Royalties and Credit Instruments
. Broadly syndicated loans are loans that are typically originated and structured by banks on behalf of large corporate borrowers. Broadly syndicated loans are sub-investment grade loans with an average credit rating of B, but the credit rating may be lower if the investment team has strong conviction on the upside potential.
Listed royalties companies generate their revenue from the ownership or management of assets (tangible or intangible) that generate royalty income and are listed on a public stock exchange. Such vehicles may take the form of corporations, business development companies, unit trusts, publicly traded partnerships, or other structures. Listed royalties investments usually have an indefinite duration.
The Fund’s 80% Policy is not fundamental
.
The Fund may change its 80%
policy
without Shareholder approval
if the Fund conducts a
repurchase offer to allow Shareholders to redeem shares in advance of changing the policy, the Fund provides Shareholders at least
sixty (60) days’
prior written notice of any change to the policy in advance of such repurchase offer in the manner prescribed by the
SEC
,
and
the repurchase offer is not oversubscribed.
Derivative instruments used by the Fund may be
counted towards the
Fund’s
80%
policy discussed above
to the extent
they provide investment exposure to
investments included within that policy
or to one or
more of the market risk factors associated with investments included in that policy
.
Other Investment Strategies
The Fund may also invest in notes, bills, debentures, convertible and preferred securities, government and municipal obligations and other credit instruments with similar economic characteristics. In addition, from time to time, the Fund may invest in or hold common stock and other equity securities incidental to the purchase or ownership of a credit investment or in connection with a reorganization of a borrower. The Fund may seek to hedge all or a portion of the Fund’s foreign currency risk through the use of foreign currency forward contracts.
Derivatives may allow the Fund to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. The Fund may invest in securities of other investment companies, including ETFs, to the extent that these investments are consistent with the Fund’s investment objective, strategies and policies and permissible under the 1940 Act or any applicable exemption therefrom. The Fund may invest in other investment companies to gain broad market or sector exposure, including during periods when it has large amounts of uninvested cash or when the Sub-Adviser believes share prices of other investment companies offer attractive values.
Other Characteristics
Foreign Instruments.
The Fund expects to make investments in non-U.S. entities, including issuers in emerging markets. Emerging market countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand, and most countries located in Western Europe. The Fund reserves the right to purchase securities that are foreign currency denominated. Some non-U.S.
securities may be less liquid and more volatile than securities of comparable U.S. issuers. Factors considered in determining whether an issuer may be deemed to be from a particular foreign country or geographic region include, among others, the issuer’s principal trading market, the country in which the issuer was legally organized, and whether the issuer derives a substantial portion of its operations or assets from a particular country or region or derives a substantial portion of its revenue or profits from businesses, investments or sales outside of the United States.
Illiquid and Restricted Securities.
The Fund invests in instruments that, at the time of investment, are illiquid (generally, those securities that cannot be disposed of within seven days in the ordinary course of business at approximately the value at which the Fund has valued the securities). The Fund may also invest, without limit, in securities that are unregistered (but are eligible for purchase and sale by certain qualified institutional buyers) or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale.
Cash and Short-Term Investments.
The Fund may invest its cash balances in money market instruments, U.S. government securities, commercial paper, certificates of deposit, repurchase agreements and other high-quality debt instruments maturing in one year or less, among other instruments. In addition, and in response to adverse market, economic or political conditions, the Fund may invest in high-quality fixed income securities, money market instruments and money market funds or may hold significant positions in cash or cash equivalents for defensive purposes.
Overview of Investment Process
Portfolio planning
The investment process begins with portfolio planning, which is designed to provide a framework for the Fund’s long-term diversification across various dimensions of the global royalties market, such as: directs investments in royalties; Royalties Funds; and other income-oriented investments such as BSLs, listed royalties, and credit instruments (whether senior or junior) backed by royalties. The portfolio plan also provides for diversification over vintage years and with respect to individual investments. It is expected that through such diversification the Fund may be able to achieve more consistent returns and lower volatility than would generally be expected if its portfolio were less diverse.
Due to the distinct cash flow characteristics associated with different types of royalties investments, the portfolio plan and commitment strategy are closely related and must be concurrently defined. The process is based on both quantitative and qualitative factors, including industry data from Thomson Reuters and other third-party sources, proprietary databases and input from the investment professionals of the Sub-Adviser and its affiliates. Based on its analysis, the Sub-Adviser establishes a corresponding commitment strategy. Over time, the commitment strategy may be adjusted based on the Sub-Adviser’s analysis of the royalties market, the Fund’s existing portfolio at the relevant time or other pertinent factors.
Relative value analysis
The second step of the investment process is to analyze changing market conditions and their effect on the relative attractiveness of different segments within the overall private asset market. This relative value analysis is based on general economic developments, such as business cycles, credit spreads, equity multiples, IPO opportunities, deregulation, and changes in tax or securities law. In addition, variables specific to particular sectors and the overall royalties market are typically evaluated. Based on the outcome of this review, the Sub-Adviser will attempt to identify the market segments that it believes offer the most attractive investment opportunities at the relevant time.
The Sub-Adviser’s relative value analysis is intended to serve as a guide for tactical capital allocation decisions within the framework of the portfolio plan. Due to the long-term nature of royalties investments, it is generally not practical to dramatically re-allocate a portfolio over a short period of time. Accordingly, the actual allocation of the Fund’s investments may deviate significantly from the general relative value views of the Sub-Adviser at a particular point in time.
Investment selection
In the final step of the investment process, the Sub-Adviser seeks to invest the Fund’s capital allocated to each segment in the highest quality investments available. Opportunities are typically sourced through a network of existing relationships with private asset managers and investors across the globe and subsequently evaluated individually by the Sub-Adviser’s and its affiliates’ investment professionals using a structured selection process. As investment opportunities are analyzed, investment professionals seek to evaluate them in relation to historical benchmarks, current information from the Sub-Adviser’s and its affiliates’ existing royalties portfolios, and against each other. This comparative analysis can provide insight into the specific investments that offer the greatest value at different points in time in the various segments of the royalties market.
Due diligence and selection of investments
The Sub-Adviser follows a structured five-step process to source, evaluate, select and monitor investments for the Fund. The Sub-Adviser’s investment professionals are involved throughout the process and draw on the significant investment resources and insight available through the Sub-Adviser’s affiliates, who collectively employ more than 1,800 people across a worldwide network of offices.
The Sub-Adviser’s investment committee is responsible for the portfolio plan and for final investment decisions.
(1)
Deal generation. The Sub-Adviser typically identifies prospective investments from multiple sources, the most important of which is a global network of relationships across the royalties industry. Built through the investment activities of the Sub-Adviser and its affiliated companies, this network has a historically proven track record of generating high volumes of deal flow. In particular, the
Sub-Adviser believes the broad scope of its royalties investment activities provides a competitive advantage for deal generation, enabling it to access attractive opportunities in local markets around the world.
(2)
Pre-selection. The initial screening process for royalties investment opportunities is typically based on a management presentation or an introductory meeting. For opportunities that pass the Sub-Adviser and its affiliates’ minimum requirements, a due diligence deal team is assigned to evaluate the opportunity in detail.
(3)
Due diligence. The due diligence process involves a detailed analysis of various aspects of each opportunity, including both qualitative and quantitative assessments. Various proprietary tools and databases are used to better understand market trends, potential return scenarios and/or the historical or anticipated sources of value creation for an investment. Evaluations are generally based on information such as industry dynamics, competitive positioning, financial analysis, comparable analysis, interviews with key personnel, on-site visits, reference calls, third-party consultant reports (for the commercial and technical due diligence)
and/or track record analysis. The Sub-Adviser may, based on the results of such analysis, decline the opportunity, request additional information, or approve subject to tax and legal due diligence.
(4)
Tax and legal assessment. In conjunction with the commercial and technical due diligence process, the tax treatment and legal aspects of the investment are considered (this can include anti-money laundering, regulatory, contractual and intellectual property topics). Based on this analysis and the findings of external professional advisers, the Sub-Adviser’s and/or its affiliates’ internal legal and investment teams seek to negotiate the terms and conditions of the investment. After resolving all open issues and negotiating terms, a final “investment recommendation” is prepared and the Sub-Adviser finally approves or declines the investment.
(5)
Portfolio monitoring. Post-investment, the Sub-Adviser seeks to monitor the Fund’s portfolio through regular interaction with the counterparts of our royalty investments. This interaction facilitates on-going portfolio analysis and a proactive approach to addressing any new opportunities or issues that may arise.

Risk Factors [Table Text Block]
Types of Investments and Related Risks
Prospective investors should carefully consider the risk factors described below before deciding on whether to make an investment in
the Fund. The risks set out below are not the only risks the Fund faces. Additional risks and uncertainties not currently known to the
Fund or that the Fund currently deems to be immaterial also may materially adversely affect the Fund’s business, financial condition and/or operating results. If any of the following events occur, the Fund’s business, financial condition, and results of operations could be materially adversely affected. In such case, the NAV of the Fund’s Shares could decline, and investors may lose all or part of their investment.
Risks Relating to Investment Strategies, Fund Investments, and the Fund’s Investment Program
Market Risk.
The success of the Fund’s activities will be affected by general economic and market conditions, such as interest rates, availability of credit, credit defaults, inflation rates, economic uncertainty, changes in laws (including laws relating to taxation of the
Fund’s investments), trade barriers,
economic sanctions (including tariffs),
currency exchange controls, disease outbreaks, pandemics,
and national and international political, environmental and socioeconomic circumstances (including threatened or actual
wars,
terrorist acts or security operations). In addition, the current U.S. political environment and the resulting uncertainties regarding actual and potential shifts in U.S. foreign investment, trade, taxation, economic, environmental and other policies under the current
Administration, as well as the impact of geopolitical tension, such as a deterioration in the bilateral relationship between the U.S. and
China, an escalation in conflict between Russia and Ukraine, significant conflict between Israel, Hamas and Iran in the Middle East or other systemic issuer or industry-specific economic disruptions, could lead to disruption, instability and volatility in the global markets.
Unfavorable economic conditions also would be expected to increase the Fund’s funding costs, limit the Fund’s access to the capital markets or result in a decision by lenders not to extend credit to the Fund.
Economic sanctions may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals.
Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Fund’s investments in such securities less liquid or more difficult to value. Such sanctions may also cause a decline in the value of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and may result in economic
disruptions in the sanctioned country and in countries with economic ties to the sanctioned country
.
When the United States is a significant
trading partner of a foreign country in which the Fund may invest or to which the Fund may be exposed, such foreign country may be particularly sensitive to changes in U.S. foreign trading policies, including the threat or actual imposition of tariffs, sanctions or other similar measures. The imposition of tariffs (or threats thereof), trade restrictions, currency restrictions, deficit levels and any reduction plans and other federal government initiatives as well as foreign policy tensions with foreign nations, including embargoes, sanctions and trade wars, or similar actions (or retaliatory measures taken in response to such actions) could lead to price volatility and overall declines in the U.S. and global investment markets.
In addition, as a result of economic sanctions and other similar governmental actions or developments, the Fund may be forced to sell or otherwise dispose of foreign investments at inopportune times or prices.
Sanctions and other similar measures could significantly delay or prevent the settlement of securities transactions or their valuation, and significantly impact the Fund’s performance. Sanctions and other similar measures also may be in place for substantial periods of time and enacted with limited advance notice. The type and severity of sanctions and other measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict.
Current and historic market turmoil has illustrated that market environments may, at any time, be characterized by uncertainty, volatility and instability. Serious economic disruptions may result in governmental authorities and regulators enacting significant fiscal and monetary policy changes, including by providing direct capital infusions into companies, introducing new monetary programs and considerably increasing or lowering interest rates, which, in some cases resulted in negative interest rates.
As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. These types of events quickly and significantly impact markets in the
U.S. and across the globe leading to extreme market volatility and disruption. The extent and nature of the impact on supply chains or economies and markets from these events is unknown, particularly if a health emergency or other similar event, such as the
COVID-19 pandemic, persists for an extended period of time.
Furthermore, technological developments (including those related to artificial intelligence) or failures (such as widespread system outages, disruptions or faulty updates to software applications) and other similar events, each of which may be temporary or may last for extended periods, may impact the value of the Fund’s investments.
Adverse changes in one sector or industry or with respect to a particular company could negatively impact companies in other sectors or industries or increase market volatility as a result of the interconnected nature of economies and markets and thus negatively affect the Fund’s performance, even if the Fund does not directly invest in issuers that participate in the sectors or industries experiencing these changes. These types of adverse developments could result from under-regulated markets, novel and maturing markets (for example, the markets for artificial intelligence, cryptocurrencies and digital or blockchain assets and technologies), systemic risk, natural market forces, bad actors or other scenarios and could negatively affect the Fund’s performance or operations.
The
value of the Fund’s investments may decrease as a result of such events, particularly if these events adversely impact the operations and effectiveness of the Adviser, the Sub-Adviser or key service providers or if these events disrupt systems and processes necessary or beneficial to the investment advisory or other activities on behalf the Fund.
The Fund’s investment strategy and the availability of opportunities satisfying the Fund’s risk-adjusted return parameters relies in part on observable trends and conditions in the financial markets and in some cases the improvement of such conditions. Trends and historical events do not imply, forecast or predict future events and, in any event, past performance is not necessarily indicative of future results. There can be no assurance that the assumptions made or the beliefs and expectations currently held by the Sub-Adviser will prove correct and actual events and circumstances may vary significantly.
Many of the issuers in which the Fund will make investments may be susceptible to economic slowdowns or recessions and may be unable to repay the loans made to them during these periods. Therefore, non-performing assets may increase and the value of the
Fund’s portfolio may decrease during these periods as the Fund is required to record the investments at their current fair value.
Adverse economic conditions also may decrease the value of collateral securing the Fund’s loans and the value of its equity investments.
Economic slowdowns or recessions could lead to financial losses in the Fund’s portfolio and a decrease in revenues, net income and assets. Unfavorable economic conditions also could increase the Fund’s and the issuers’ funding costs, limit the Fund’s and the issuers’ access to the capital markets or result in a decision by lenders not to extend credit to the Fund or the issuers. These events could prevent the Fund from increasing investments and harm its operating results.
An issuer’s failure to satisfy financial or operating covenants imposed by the Fund or other lenders could lead to defaults and, potentially, acceleration of the time when the loans are due and foreclosure on its secured assets, which could trigger cross-defaults under other agreements and jeopardize the issuer’s ability to meet its obligations under the debt that the Fund holds. The Fund may incur additional expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer. In addition, if one of the issuers were to go bankrupt, depending on the facts and circumstances, including the extent to which the Fund will actually provide significant managerial assistance to that issuer, a bankruptcy court might subordinate all or a portion of the Fund’s claim to that of other creditors.
The prices of financial instruments in which the Fund may invest can be highly volatile. General fluctuations in the market prices of securities may affect the value of the investments held by the Fund. Instability in the securities markets may also increase the risks inherent in the Fund’s investments.
Availability of Suitable Investments Risk.
While the Sub-Adviser believes that many attractive investments of the type in which the
Fund expects to invest are currently available, there can be no assurance that such investments will continue to be available or that available investments will continue to meet the Fund’s investment criteria. Furthermore, the Fund may be unable to find a sufficient number of attractive investment opportunities to meet its investment objective. Past performance is not indicative of future performance.
Market Disruptions Risk.
The U.S. capital markets have experienced extreme volatility and disruption following the conflicts between
Russia and Ukraine and in the Middle East. Disruptions in the capital markets have increased the spread between the yields realized on risk-free and higher risk securities, resulting in illiquidity in parts of the capital markets. These and future market disruptions and/or illiquidity would be expected to have an adverse effect on the Fund’s business, financial condition, results of operations and cash flows. Unfavorable economic conditions also would be expected to increase the Fund’s funding costs, limit the Fund’s access to the capital markets or result in a decision by lenders not to extend credit to the Fund. During periods of market disruption, portfolio companies may be more likely to seek to draw on unfunded commitments the Fund has made, and the risk of being unable to fund such commitments is heightened during such periods. These events have limited and could continue to limit the Fund’s investment originations, limit the Fund’s ability to grow and have a material negative impact on the Fund’s operating results and the fair values of the Fund’s debt and equity investments.
Concentration Risk.
Investments that are concentrated in particular industries, sectors or types of investments may be subject to greater risks of adverse developments in such areas of focus than investments that are spread among a wider variety of industries, sectors or investments. Investments in a select group of securities can be subject to a greater risk of loss and may be more volatile than investments that are more diversified.
Non-Diversified Status.
The Fund is a “non-diversified” investment company for purposes of the 1940 Act, which means that it is not subject to percentage limitations under the 1940 Act on the percentage of its assets that may be invested in the securities of any one issuer. The Fund’s NAV may therefore be subject to greater volatility than that of an investment company that is subject to such a limitation on diversification. In addition, while the Fund is a “non-diversified” fund for purposes of the 1940 Act, the Fund intends to elect to be treated for U.S. federal income tax purposes as soon as is reasonably practicable, and intends to qualify annually thereafter, as a
RIC under the Code. To qualify as a RIC under the Code, the Fund must, among other things: diversify its holdings so that, at the end of each quarter of each taxable year, (A) at least 50% of the market value of the Fund’s assets is represented by cash, cash items, U.S.
government securities, securities of other RICs and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer and (B) not more than 25% of the market value of the Fund’s total assets is invested in the securities (other than U.S. government securities and the securities of other regulated investment companies) of (1) any one issuer, (2) any two or more issuers that the Fund controls and that are determined to be engaged in the same business or similar or related trades or businesses, or (3) any one or more “qualified publicly traded partnerships”. The Fund distributes
at least annually all or substantially all of
its investment company taxable income and net capital gains as dividends to Shareholders; however, this policy may be changed at any time by the Fund.
Credit Risk.
One of the fundamental risks associated with the Fund’s investments is credit risk, which is the risk that an issuer will be unable to make principal and interest payments on its outstanding debt obligations when due. The Fund’s return to investors would be adversely impacted if an issuer of debt in which the Fund invests becomes unable to make such payments when due.
Although the Fund may make investments that the Sub-Adviser believes are secured by specific collateral, the value of which may initially exceed the principal amount of such investments or the Fund’s fair value of such investments, there can be no assurance that the liquidation of any such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal payments with respect to such investment, or that such collateral could be readily liquidated. The Fund may also invest in leveraged loans, high yield securities, marketable and non-marketable common and preferred equity securities and other unsecured investments, each of which involves a higher degree of risk than senior secured loans. Furthermore, the Fund’s right to payment and its security interest, if any, may be subordinated to the payment rights and security interests of a senior lender, to the extent applicable.
Certain of these investments may have an interest-only payment schedule, with the principal amount remaining outstanding and at risk until the maturity of the investment. In addition, loans may provide for payments-in-kind, which have a similar effect of deferring current cash payments. In such cases, an issuer’s ability to repay the principal of an investment may depend on a liquidity event or the long-term success of the company, the occurrence of which is uncertain.
With respect to the Fund’s investments in any number of credit products, if the borrower or issuer breaches any of the covenants or restrictions under the credit agreement that governs loans of such issuer or borrower, it could result in a default under the applicable indebtedness as well as the indebtedness held by the Fund. Such default may allow the creditors to accelerate the related debt and may result in the acceleration of any other debt to which a cross-acceleration or cross-default provision applies. This could result in an impairment or loss of the Fund’s investment or a pre-payment (in whole or in part) of the Fund’s investment.
Similarly, while the Fund will generally target investments in companies it believes are of high quality, these companies could still present a high degree of business and credit risk. Companies in which the Fund invests could deteriorate as a result of, among other factors, an adverse development in their business, a change in the competitive environment or the continuation or worsening of the current (or any future) economic and financial market downturns and dislocations. As a result, companies that the Fund expected to be stable or improve may operate, or expect to operate, at a loss or have significant variations in operating results, may require substantial additional capital to support their operations or maintain their competitive position, or may otherwise have a weak financial condition or experience financial distress. In addition, exogenous factors such as fluctuations of the equity markets also could result in warrants and other equity securities or instruments owned by the Fund becoming worthless.
Competition Risk.
The markets for securities in the Fund’s investment program are highly competitive. The Fund will be competing for investment opportunities with a significant number of financial institutions as well as various institutional investors. Some of these competitors are larger and have greater financial, human, and other resources than the Fund and may in certain circumstances have a competitive advantage over the Fund. As a result of this competition, there may be fewer attractively priced investment opportunities than in the past, which could have an adverse impact on the ability of the Fund to meet its investment goals. There can be no assurance that the returns on the Fund’s investments will be commensurate with the risk of investment in the Fund.
No Assurance of Investment Return.
The Fund’s task of identifying and evaluating investment opportunities, managing such investments, and realizing a significant return for investors is difficult. Many organizations operated by persons of competence and integrity have been unable to make, manage, and realize a profit on such investments successfully. The Advisers believe that the investment strategy and investment approach moderate this risk through a careful selection of securities and other financial instruments. However, there is no assurance that the Fund will be able to invest its capital on attractive terms or generate returns for its investors.
Investors in the Fund could experience losses on their investment.
Broadly Syndicated Loan Risk.
The Fund
invests
directly or indirectly in BSLs. BSLs are typically originated and structured by banks on behalf of large corporate borrowers. The proceeds of BSLs are often used for leveraged buyout transactions, mergers and acquisitions, recapitalizations, refinancings, and financing capital expenditures. BSLs are typically distributed by the arranging bank to a diverse group of investors primarily consisting of: collateralized loan obligations; senior secured loan and high yield bond mutual funds; closed-end funds, hedge funds, banks, and insurance companies; and finance companies. A borrower must comply with various covenants contained in a loan agreement or note purchase agreement between the borrower and the holders of the broadly syndicated loan. Investments in BSLs may expose the Fund to different risks, including with respect to liquidity, price volatility, ability to restructure loans, credit risks and less protective loan documentation. Fluctuations in the market price of securities may affect the value of the BSL’s investments and may increase the risks inherent in such investments. The ability to sell the investments in the market may depend on demand, which may be impracticable or impossible in certain market environments. Despite diversification, high concentration may arise in certain markets. Problems may be encountered in the valuation or sale of certain investments, and in some cases, investments may have to be sold below their value. Some investments may involve assets which are exposed to high market, credit and liquidity risks (including the risk of insolvency or bankruptcy of the borrower). Investments may be leveraged at the level of the investment (e.g., by margin borrowing or otherwise). If the capital gains on the investments acquired with leverage are greater than the interest on the loans, the investment’s assets will increase faster than if no leverage had been used. In the event of price falls, this leverage is outweighed by a more rapid decline in the investment’s assets.
Intellectual Property Risk.
The Fund invests at least 25% of its total assets in “Intellectual Property Rights Industries”, which is the group of industries where the value and/or potential value of the Fund’s investments arise from, or are underpinned by, intellectual property rights (such as copyrights, trademarks, patents, licenses, or other rights to intellectual property): media and entertainment
(music, film, and television), pharmaceuticals and healthcare, and consumer discretionary (sports and brands). Each of these royalty types has its own particular dependency on the robustness and enforcement of intellectual property (“IP”) laws.
Entertainment Royalties:
In entertainment royalties, the protection and duration of copyrights are essential. Copyrights are generally valid for the life of the creator plus an additional 50 to 70 years, depending on the jurisdiction. As these protections near expiration, the content transitions to the public domain, and its ability to generate revenue ceases. Changes in legislation that modify copyright duration or enforcement can significantly impact the Fund’s financial outcomes.
Pharmaceutical/Healthcare Royalties:
Pharmaceutical and healthcare royalties rely heavily on patent protection. The portfolio’s value can be affected by patent litigation, the emergence of non-infringing alternative technologies, and the natural expiration of patents, which then allows generic products to enter the market. Such events may reduce the projected royalty streams essential for the Fund’s performance.
Brand Royalties:
Investments in brand royalties depend on the strength of trademarks and patents, which secure exclusive market rights for distinctive names, logos, designs, and innovations. Vulnerabilities may arise if these IP rights are infringed upon, used without authorization, legally challenged, or invalidated in court. These incidents not only may threaten revenue but can also lead to expensive legal defenses necessary to maintain the IP rights.
Technological and Operational Risks:
Advances in technology, especially prevalent in entertainment, have simplified the distribution and reproduction of copyrighted content, amplifying the risk of infringements and complicating enforcement efforts.
Additionally, the effectiveness of IP law enforcement varies globally, with some regions showing lax enforcement that leads to increased piracy and unauthorized usage, thereby diluting market value and diminishing legitimate revenues.
Licensing Agreement Stability Risk.
Royalty investments in entertainment, pharmaceuticals/healthcare, and brands typically rely on licensing agreements. These agreements grant the licensor the right to receive royalty payments in exchange for the authorized use of specific intellectual properties.
Stability of Licensing Agreements:
The continuity and profitability of these income streams hinge significantly on the durability and enforceability of such licensing agreements. There is an inherent risk that during renegotiation phases, these contracts may not be renewed under terms as favorable as the original, or they might be terminated prematurely. Such occurrences can disrupt or reduce the future royalty payments expected by the Fund.
Entertainment Royalties:
In fields such as music, film, television, and sports, the popularity and relevance of the content can fluctuate, impacting the terms and viability of licensing agreements. Shifts in consumer preferences and technological advancements that alter content consumption can further influence these agreements’ stability.
Pharmaceutical/Healthcare Royalties:
Licensing agreements for
pharmaceuticals and healthcare
are often tied to patent
lifecycles and regulatory approvals, adding layers of complexity and potential instability if there are changes in legal or health standards.
Brand
Royalties
:
The strength of the brand and its market position predominantly influence licensing agreements. Market competition and brand perception shifts can lead to renegotiations or terminations of existing agreements, affecting royalty income.
Counterparty Risk.
Licensees may experience financial difficulties or operational disruptions that hinder their capacity to meet their contractual obligations. Such challenges could lead to reduced or halted royalty payments to the Fund, impacting its financial health.
The inherent uncertainties related to licensing agreement stability and counterparty solvency remain significant factors that could affect the overall investment performance.
Entertainment Royalties Risks
Market Volatility and Consumer Trends.
Entertainment-related royalties are characterized by inherent volatility, influenced by rapidly changing consumer preferences and ongoing technological evolution. As new platforms emerge and existing ones adapt, the dynamics of royalty generation undergo substantial shifts. For instance, the transition from paid downloads to streaming services has fundamentally altered revenue models, indicating how sensitive royalty streams are to changes in distribution channels.
Alongside these technological transformations, the transient nature of entertainment trends adds another layer of unpredictability. The
Fund’s returns are susceptible to current trends, with genres, artists, songs, actors, sports, teams or athletes potentially gaining or losing popularity rapidly due to social media or broader cultural shifts. Such fluctuations can lead to abrupt and significant declines in royalty income, as the popularity of specific entertainment forms may fade as quickly as it emerged.
Moreover, royalty investments in entertainment are often closely tied to the continued success of a select group of artists, actors, or athletes. Although the Fund will develop a diverse portfolio of such investments, dependency on a narrow selection of these figures means that any adverse developments, such as a dip in popularity or reputational issues could have a material impact on the Fund’s overall financial performance.
The combination of fast-paced technological advancements that alter how royalties are collected, and the fickle nature of consumer entertainment preferences, creates a complex and challenging environment for managing investments.
Content Production and Performance Risk in Entertainment.
Investments in entertainment royalties face significant exposure to the unpredictability of content production outcomes and audience reception. The commercial success of films, television shows, and sports broadcasts is not guaranteed and hinges on a myriad of factors, including public appeal, critical reviews, and accolade recognition, all of which drive viewership numbers and revenue potential. If a project fails to connect with its intended audience or falls short of expectations, it may suffer from suboptimal viewership, box office performance, or reduced broadcasting rights valuations. Such underperformance may translate to a decline in the royalty income for the Fund. Given the inherent risks of audience fickleness and the hit-or-miss nature of entertainment successes, the performance of the Fund’s entertainment investments is subject to volatility based on the market reception of their content.
Technological Disruption and Distribution and Platform Dynamics Risk in Entertainment Royalties.
As a result of rapid technological
change and shifting consumer preferences, the mechanisms by which entertainment content is distributed are critically important to success of royalty investments in entertainment. Emerging technologies like virtual reality (VR) experiences and AI-generated media content represent potential disruptions to traditional revenue models, as they may alter how consumers engage with entertainment content. The performance of the Fund’s entertainment investments is tied to the ability of the Fund and its investment counterparties’ ability to adapt to and capitalize on the array of emerging and existing distribution channels ranging from online streaming services and digital downloads to traditional cable and broadcast networks. These distribution agreements are essential to the content’s market penetration and revenue generation. By way of example, music related investments will generally be generated from digital streaming and the Fund may be vulnerable to certain digital platforms, such as Spotify, Apple Music, Amazon Music or other providers, coming to dominate the market in the near future. If the popularity of a small number of these platforms increases, the Fund may become more exposed to the performance of those platforms, or to those platforms’ promotion of music owned by the
Fund relative to other music on their platforms. To the extent that a small number of platforms achieve a high level of dominance in the market, those platforms could use their position to reduce royalty rates or alter royalty collection practices in a manner which is detrimental to copyright owners, songwriters and publishers. If one or more dominant platforms is successful in adversely altering royalty collection practices, or reducing royalty rates, then this may have a material adverse effect on the performance of the Fund’s music investments.
Valuation and Collection Risks Associated with Music Royalties.
The valuation of music catalogues is inherently subjective and complex, resulting from a variety of factors that can be uncertain and difficult to predict, including the availability of data, historical revenue streams, and projections of future performance to value music catalogues. The Fund’s performance may be adversely affected if the valuations of the music catalogues in which it invests are inaccurate or become less favorable.
Royalties are typically paid by various entities, such as recording companies, streaming platforms, radio stations, collection societies and others who use the music. The Fund must rely on these entities to accurately report and remit the correct amount of royalties due. There is a risk that these entities may fail to report accurately or that there may be delays in the collection of royalties due to errors, disputes, or inefficiencies in the royalty collection process.
The Fund may also face challenges in tracking royalties across different countries and jurisdictions, each with its own set of regulations and collection societies. The international nature of music licensing can lead to additional complexities in royalty collection, including currency exchange risks, differing tax treatments, and the potential for foreign regulatory changes that could affect royalty income.
Pharmaceutical and Healthcare Royalties Risks
Regulatory and Approval Risk.
Investing in pharmaceutical and healthcare royalties involves significant exposure to regulatory hurdles and approval processes that are inherently complex, resource-intensive, and uncertain. Although the Fund will be largely focused on approved products, to the extent that the Fund makes investments in pre-approval products, it will be exposed to risk that such products will either not receive such regulatory approvals or that receipt of such approvals will be delayed. In these circumstances, the Fund may suffer a material adverse impact on the expected royalty streams from such products. Moreover, the evolving regulatory landscape can impose new requirements, leading to additional costs and further delays. As royalties are often tied to the commercial success of approved products, any disruption in the approval timeline can have a material adverse effect on the revenue and overall performance of the Fund’s pre-approval investments in pharmaceutical and healthcare royalties.
Healthcare Payer and Pricing Pressure.
A pivotal risk factor in revenue streams from pharmaceutical and healthcare royalties lies in the increasingly intense pressure exerted on drug pricing by insurance companies, government healthcare schemes, and other third-party payers. These stakeholders, in their efforts to control healthcare costs, are often in positions to negotiate lower prices for medications, which can lead to substantial shifts in reimbursement rates and pricing structures. Legislative or policy changes such as those pertaining to drug price capping, revisions in national healthcare policies, or the introduction of more aggressive cost-containment measures can further exacerbate these pressures. Consequently, the profitability of pharmaceutical products and related healthcare services may be compromised, with a possible impact on the royalty income from the Fund’s investments in the pharmaceutical and healthcare industries.
Product Liability and Safety Risk.
Utilization of pharmaceutical and healthcare royalties involves substantial risk associated with product liability and safety concerns. Medications and healthcare products are rigorously scrutinized for safety and efficacy, yet post-market adverse events, such as unanticipated side effects or complications, can still arise. Such incidents may trigger product recalls, safety alerts, or the imposition of regulatory sanctions. The legal ramifications of these can be significant, with the potential for costly litigation and substantial settlement payouts. Beyond the direct financial impact, these issues can erode consumer trust and lead to diminished product demand. In this event, any decline in sales will result in a decrease in royalty payments, with a potentially adverse impact on the revenue stream from affected investments.
Market Adoption and Competitive Landscape Risk.
Once a product has received regulatory approval, its performance will be dependent upon successful market adoption but there is no certainty that healthcare professionals or patients will favor a new product over existing alternatives. Furthermore, intense competition from other branded drugs, as well as the potential entry of generic or biosimilar competitors once patent protections expire, can erode market share and put pressure on profit margins. The emergence of new treatments, changes in clinical guidelines, or shifts in consumer preferences can also disrupt market dynamics. Consequently, even a product that achieves regulatory approval may not generate the anticipated level of sales, thereby adversely affecting the royalty income generated by the Fund’s investments in pharmaceutical and healthcare royalties.
Manufacturing and Supply Chain Risks.
Investments in pharmaceutical and healthcare royalties are exposed to substantial risks stemming from disruptions in manufacturing processes and supply chains. These disruptions can result in drug shortages or product recalls, which significantly impact the sales of pharmaceutical products and the corresponding royalty income for the Fund. Such events compromise the immediate availability of essential healthcare products, eroding consumer trust and tarnishing the brand reputation.
Moreover, these disruptions can trigger regulatory scrutiny and potential legal challenges, which may entail additional costs and further impair financial performance. The interconnected nature of global supply chains also means that local issues can quickly escalate, affecting production and distribution on an international scale.
Brand Royalties Risks
Brand Value and Consumer Sentiment Risk.
The financial prospects of investments in branded goods are intrinsically tied to the strength and consumer perception of these brands. Shifts in consumer tastes, emerging trends, or negative associations can have an adverse impact on consumer perception and loyalty and incidents such as public relations crises, product recalls, or controversies can tarnish a brand’s image. Any of these can lead to a potential decline in sales and the Fund may experience a corresponding decrease in royalty revenue from its investments in branded goods.
Counterfeit Goods Risk.
Investing in brand royalties inherently exposes the fund to the risks associated with counterfeit goods. Counterfeiting, a form of intellectual property infringement, can significantly undermine the value of the original brand and diminish royalty revenue. The global proliferation of counterfeit products, often facilitated by complex international networks and online platforms, complicates the enforcement of intellectual property rights and the monitoring of unauthorized reproductions. Losses due to counterfeit goods not only affect direct revenue but can also damage the brand’s reputation, leading to a further decline in legitimate sales and impacting the long-term viability of the royalty investment. The Fund’s performance may suffer if it invests in brands that are heavily targeted by counterfeiters and if effective anti-counterfeiting measures are not in place.
Product Liability and Recall Risk.
Investments in brand royalties are subject to the risk of product liability claims and the necessity for product recalls. If a product affiliated with a brand in the fund’s portfolio is found to be defective or harmful, resulting in personal injury or property damage, substantial legal and financial liabilities could arise. Additionally, the costs associated with recalling a defective product can be significant and may include expenses related to logistics, destruction of inventory, and public relations efforts to restore brand confidence. Such events not only lead to direct financial losses but also tarnish the brand image, potentially eroding consumer trust and diminishing the value of future royalty payments. The occurrence of product liability issues or recalls can, therefore, severely impact the profitability and asset value of the Fund.
Risk Factors Relating to Royalties Created through the Permitted Exploitation of Sub-Surface Rights or Natural Resources
through Licenses/Permits/Legal Rights.
Market Volatility and Commodity Price Fluctuations in Extractive Industries.
Investing in sub-surface rights or natural resources
royalties exposes investors to significant market volatility and commodity price fluctuations. Returns from such assets are heavily influenced by unpredictable supply and demand dynamics as the extraction and processing of minerals and metals are crucial for various advanced technologies. Factors such as rapid technological advancements, shifting consumer preferences, and fluctuating investor sentiment can dramatically affect commodity prices. Additionally, global economic trends, currency exchange rate movements, and shifts in industrial demand can precipitate abrupt and substantial price changes. These factors collectively can significantly impact the profitability, viability, and expected returns of investments in these volatile markets, thereby affecting the Fund’s performance.
Technological and Operational Risks in Extractive Activities.
Investments in extractive activities are subject to significant technological and operational risks. The rapid pace of innovation can quickly render existing extraction technologies obsolete as new, more efficient methods emerge, disrupting established market practices. This constant evolution could pose a threat to the competitiveness and viability of current investments. Moreover, the inherently unpredictable nature of extraction operations, whether mining or drilling, often results in unexpected challenges such as equipment failures, unforeseen geological conditions, or variations in resource quality.
Such technical disruptions can necessitate costly emergency repairs, escalate operational costs, and potentially halt production activities.
These interruptions may amplify investment risks and jeopardize the continuity and profitability of extraction operations, impacting the Fund’s expected royalty income and overall returns.
Public Perception.
The viability and profitability of mining and drilling projects in the extractive industries are influenced by public support. When public perception turns negative or when local communities oppose projects, there may be negative consequences.
These may include regulatory delays imposed by governments responding to public concerns, increased operational costs as companies invest more to address community issues, or even complete cessation of projects if the opposition is strong enough. Such negative outcomes not only affect the specific projects in question but can also extend to tarnish the reputation of the companies involved, potentially eroding the broader investment prospects of the Fund in these assets.
Impact of Supply Dynamics on Resource Markets in the Extractive Sector.
The markets for natural resources, including minerals
and natural gas, are deeply influenced by complex and often volatile supply dynamics. Various factors contribute to these dynamics, including geopolitical tensions that may arise from conflicts or diplomatic disputes in resource-rich regions, which can disrupt supply chains and lead to significant fluctuations in availability. Additionally, technological advancements can either enhance resource extraction efficiency, leading to an increase in supply, or fail unexpectedly, causing abrupt production halts.
Operational disruptions such as labor strikes, equipment failures, or natural disasters can also significantly impact supply levels, leading to immediate effects on commodity prices and, subsequently, royalty income derived from these resources.
Risks of Environmental Liabilities.
The operations of extractive activities are subject to numerous statutes, rules and regulations relating to environmental protection. There is the possibility of existing or future environmental contamination, including soil and groundwater contamination, as a result of the spillage of hazardous materials or other pollutants. Environmental statutes, rules and regulations of the jurisdiction in which an investment is situated may render a current or previous owner or operator of an extractive
company liable for non-compliance with applicable environmental and health and safety requirements and for the costs of investigation, monitoring, removal or remediation of hazardous materials. These laws often impose liability whether or not the owner or operator knew of, or was responsible for, the presence of hazardous materials. The presence of these hazardous materials on a property could also result in personal injury, property damage or similar claims by private parties. Any liability of such companies resulting from non-compliance or other claims relating to environmental matters could have a material adverse effect on the ability of such companies to generate revenue and may, therefore, potentially affect royalty income derived from that investment.
Infrastructure and Market Access Risks in Extractive Industries.
Robust infrastructure and unimpeded market access are fundamental for the successful monetization of resources extracted from mining and drilling operations. Efficient transportation networks —
including roads, railways, and ports — are essential to move commodities from remote extraction sites to global markets cost-effectively.
Inadequacies in this infrastructure can lead to significant logistical inefficiencies, escalating transportation costs, and delays that may erode and reduce royalty income. Additionally, trade barriers such as tariffs, quotas, and stringent regulatory requirements can severely restrict market entry and distort commodity pricing structures, further impacting the financial outcomes of extractive projects (and consequently impact the value of royalties).
Seasonal Weather Risk and Climate Change.
Individual weather events and seasonal weather conditions such as high rainfall, floods, high temperatures and evaporation or prolonged drought may impact the supply of and demand for water in particular regions and consequently the price of water and water entitlements, both positively and negatively. Depending on the weather event, price impacts may be short term or sustained. In the long-term, it is likely that climate change will impact the demand, supply, and quality of water available for consumptive use in different ways from region to region.
Technology and Structural Risk.
Technological advances (e.g.
,
desalination plants, water transfer infrastructure
, etc.
) may generate
additional or substitute water supply for agricultural, industrial, mining, and urban use, placing downward pressure on the price of water. Higher water prices and an uncertain water supply are prompting irrigators to become more water efficient. This includes switching to less water-intensive crops, dry-land farming and adopting new technology (e.g.
,
sub-surface drip, lateral moves,
improved irrigation infrastructure
,
etc.). Reduced demand by irrigators may place downward pressure on prices.
Cyclical Risk.
As an essential input to agricultural, industrial, and mining operations, demand for water is influenced by economic and commodities cycles. During cyclical lows there may be downward pressure on the price of water and/or water entitlements.
Carbon Credit Royalties Risks
Carbon Emission Trading and Market Stability.
There is no guarantee that carbon emission trading programs will persist in the future. These programs are designed to limit pollution by pricing carbon emissions, yet they may not be successful in significantly reducing emissions or meeting climate change goals. These trading programs could be phased out or not extended after ending.
Moreover, the emergence of new green technologies could reduce or remove the need for such markets. The cost of emission credits, which depends on the actual cost of lowering emissions, may rise to a level where it becomes more cost-effective for businesses to invest in green technology, reducing the demand for credits and potentially decreasing the value of the Fund’s investments in this sector.
The allocation of emission limits within these programs can vary, causing significant price fluctuations. The value of emission credits can also be affected by unpredictable demand for products and services from industries within these markets, which can be influenced by factors such as weather conditions that alter energy consumption patterns.
Technological Risk.
Carbon credit investing relies heavily on technology for the measurement, reporting, and verification of emission reductions. As such, the Fund is exposed to the risks associated with technological inadequacies or failures. Emerging technologies that track and record carbon emissions might not always perform as expected, leading to inaccuracies in the carbon credits generated.
Moreover, rapid advancements in technology could render existing solutions obsolete, potentially causing investments in certain carbon credit projects to depreciate in value. Technological disruptions could therefore impact the reliability and validity of carbon credits, affecting the Fund’s expected returns and the overall market confidence in carbon trading.
Reputational Risk.
Investments in the carbon credit market are subject to reputational risks, especially if associated projects fail to deliver promised environmental benefits or are embroiled in controversies such as allegations of fraud or regulatory non-compliance.
Public perception plays a critical role in the carbon credit market; negative publicity can lead to a decrease in the value of carbon credits, affecting the Fund’s performance. Furthermore, investor and public scrutiny is increasingly focused on the authenticity and actual impact of carbon offset projects. Failure to meet environmental or ethical standards can result in reputational damage, leading to a reduction in value of the credits generated from such projects which could have an impact on the Fund’s revenue.
Regulatory and Enforcement Risks.
The value and effectiveness of carbon credits are heavily influenced by a dynamic regulatory landscape that includes national policies, international climate agreements, and carbon pricing mechanisms. The Fund may be subject to market fluctuations resulting from policy alterations, such as changes in emissions reduction targets, adjustments in low-carbon technology subsidies, or shifts in carbon pricing structures. Additionally, the stability and growth of cap and trade markets depend on stringent regulatory enforcement. Inadequate enforcement of emissions caps can undermine the demand for carbon credits, depreciating their value. These regulatory and enforcement changes can introduce market uncertainties, potentially devaluing existing carbon credit portfolios and adversely affecting the Fund’s returns.
Transaction Specific Risks
Direct Acquisitions of Existing Royalties.
Investing in existing royalties exposes the Fund to several risks, including the potential for overvaluing royalty streams based on inaccurate forecasts or market changes that could affect the underlying assets’ revenue generation.
Legal and regulatory shifts may alter the enforceability of royalty agreements, and the Fund’s returns could be jeopardized if the royalty grantors face financial instability or operational failures. Participation in consortiums for acquisitions introduces risks such as misalignment of interests and decision-making complexities. Furthermore, market volatility can impact asset demand and royalty value, while the unique nature of royalty assets may pose liquidity challenges, limiting the Fund’s ability to quickly divest holdings. The culmination of these factors may result in reduced returns or capital loss.
Acquisition of Equity in Existing Royalty Companies.
Investing in equity of existing royalty companies exposes the Fund to inherent risks associated with equity ownership. Additionally, the Fund assumes company-specific operational risks, which encompass potential challenges related to the royalty company’s operational efficiency, competitive position, and overall financial health. The Fund’s investments are also subject to the quality of the relevant target royalty company’s management and their strategic decisions, which can impact the company’s profitability and the Fund’s expected returns. Such exposure to the managerial decisions and performance of the royalty company means that the success of such investments by the Fund will be affected by the royalty company’s governance and strategic direction.
Acquisition of Existing Debt Instruments Backed by Royalties or Intellectual Property and Lending Against Royalties.
When the
Fund acquires debt instruments secured by royalties or intellectual property, it is subject to several credit-related risks. The creditworthiness of the issuer is a primary concern, which may occur if the royalty income fails to meet the borrower’s debt obligations. As any deterioration in the issuer’s financial health can impact their ability to meet payment obligations, raising the risk of default. Fluctuations in interest rates can affect both the market value of the debt instruments and the cost of borrowing, potentially leading to changes in the Fund’s returns. Moreover, there is the risk that the underlying royalties or intellectual property may fail to produce the anticipated income, whether due to legal challenges, market conditions, or operational issues with the royalty-generating assets. If a loan’s seniority is subordinate to other creditors, the Fund may face difficulties in realizing its security interests in the event of a borrower’s insolvency. The enforceability of security interests is also a key risk, as legal complexities or inadequate collateral documentation can hinder the Fund’s ability to claim its rights to the royalty streams or underlying assets. This could compromise the issuer’s capacity to service the debt and, consequently, affect the Fund’s expected income stream from these investments.
Royalty Financing via New Royalty Agreements or Through Prepayment Agreements.
The Fund’s engagement in royalty financing,
whether through new royalty agreements or prepayment agreements, exposes it to several potential risks. In the case of new royalty agreements, risks include miscalculations in royalty valuation due to erroneous assumptions about future revenue streams, market dynamics, or operational success of the underlying asset. Misaligned royalty rates with future market conditions can lead to significant profitability issues, affecting the Fund’s return on investment. Similarly, there is a performance risk where the asset may fail to meet financial or operational expectations, resulting in lower-than-anticipated royalty income. For prepayment agreements, the Fund faces risks related to dependency on the future performance of the royalty-generating asset. By providing an upfront payment in exchange for future royalty streams, the Fund risks the asset underperforming or failing due to operational challenges, market downturns, or unforeseen circumstances. Such underperformance can lead to insufficient royalty payments, jeopardizing the Fund’s ability to recover its initial outlay and potentially resulting in lower returns on investment or financial losses.
Creation of New Royalty Companies.
The formation of new royalty companies by the Fund presents several challenges and risks.
Operational risks include the complexities of setting up and managing a new venture, which requires effective planning, execution, and oversight. The Fund’s reliance on external administrators or general partners to manage these companies introduces risks associated with their expertise, performance, and alignment with the Fund’s interests. Potential conflicts of interest may arise if the Fund holds an interest in the general partner, potentially leading to decisions that favor the general partner’s interests over those of the Fund or its investors.
Primary and Secondary Royalty Funds Investments.
Investing in primary royalty funds or engaging in secondary acquisitions of royalty fund interests subject the Fund to a number of risks that could impact the outcomes of the Fund’s investments. The expertise and decision-making capabilities of the management team are vital; deficiencies in their performance can detrimentally affect the
Fund’s results. Additionally, the quality of the underlying royalty assets and their performance cannot be controlled by the Fund or the
Manager and any under-performance by such assets may impact the Fund’s performance. Both primary and secondary fund investments may suffer from liquidity issues or lack viable exit options, complicating efforts to sell stakes without incurring losses or unfavorable terms. Such challenges are exacerbated in the secondary market where liquidity risk is prominent, and the ability to sell at an optimal price or within a desired timeframe may be limited. Valuation discrepancies and a lack of transparency regarding the performance and management of underlying assets further complicate secondary transactions, possibly leading to inaccuracies in pricing the Fund’s interests. Additionally, investments in both primary and secondary markets are burdened by the cumulative effect of various fees associated with fund management, which can cause a drag on overall returns. In secondary acquisitions, the Fund may also face limitations in influencing the royalty fund’s investment decisions or operations post-purchase, potentially impacting the ability to protect its investment and realize strategic objectives.
In addition to the risks discussed above, investments in Royalties Funds are subject to certain risks, including:
Nature of Royalties Fund Investments.
A Royalties Fund’s investments may involve highly speculative investment techniques, highly concentrated portfolios, control and non-control positions and/or illiquid investments. There can be no assurance that (i)
the Royalties Fund will have any profits, (ii) cash will be available for distributions, (iii) the income of the Royalties Fund will exceed its expenses, (iv) the net asset value of the Royalties Fund will increase and (v) the Fund will not sustain a total loss of its investment in the Royalties Fund. In addition, private equity securities generally represent the most junior position within an issuer’s capital structure and are therefore subject to the greatest risk of loss. Targeted returns will reflect the assumed level of risk, but there can be no assurance that the Royalties Fund will be adequately compensated for risks taken. The Royalties Fund would not typically receive interim cash dividends or other distributions on its private equity investments during its holding period, but would realize its entire return upon eventual redemption or sale. The timing of ultimate realization is highly uncertain, as there can be no assurance that the issuer will be able to generate sufficient cash to redeem them, and these securities will have no readily available market for liquidity. As a result, the holding period for these securities may be lengthy.
Royalties Funds Not Subject to 1940 Act.
Many of the Royalties Funds in which the Fund invests are not registered as investment companies under the 1940 Act. Accordingly, the provisions of the 1940 Act, which, among other things, require investment companies to have securities held in custody at all times in segregated accounts, impose leverage restrictions and regulate the relationship between the investment company and its asset management, including with respect to affiliated transactions, are not applicable to an investment in these Royalties Funds. The Royalties Funds’ investments may therefore impact the strategies, risks and costs of and for the Fund itself. Shareholders may or will have limited information about the
Royalties Funds in which the Fund is investing, including with respect to the Royalties Funds’ holdings, liquidity and valuation.
Shares of Royalties Funds Not Publicly Traded.
Shares of Royalties Funds are not publicly traded. As such, investments in
Royalties Funds will be subject to legal and other restrictions on resale or will otherwise be less liquid than investments in publicly traded securities. In addition, the Royalties Funds may limit or suspend their redemptions, impose lock-up periods, withdrawal fees or other measures that impact liquidity. This lack of liquidity of Royalties Funds creates several risks:
•
First, it makes it difficult for the Sub-Adviser to determine if the Royalties Fund is accurately valuing its positions because of the uncertainty regarding the realization of the prices that are quoted if the Royalties Fund were to attempt to liquidate its portfolio at those prices.
•
Second, it increases the risk that withdrawals from such Royalties Funds by other investors will cause reductions in the net asset value of those Royalties Funds merely due to selling pressure, rather than a fundamental change in the investments themselves.
•
Third, it increases the risk that a Royalties Fund will not honor the Fund’s liquidity expectations. Royalties Funds have restrictions in their governing documents that limit the Fund’s ability to withdraw funds typically to calendar month or quarter ends (or less frequently) on significant prior notice, Royalties Funds may nevertheless be unable to abide by these somewhat onerous liquidity provisions. A side effect of this inability to withdraw from a Royalties Fund is the Sub-Adviser’s inability to re-allocate the Fund’s assets as dynamically as the Sub-Adviser may otherwise desire. This limitation exists even when a Royalties Fund has not implemented a constraint on its expected liquidity. Given that, even in the best of times, these Royalties
Funds permit withdrawals only infrequently and on significant advance notice, the Fund’s flexibility to reallocate assets among Royalties Funds is limited. The Sub-Adviser has no control over the liquidity of Royalties Funds and depends on the
Royalties Funds to provide appropriate valuations as well as liquidity. In some cases, the Sub-Adviser will allocate Fund assets to Royalties Funds that later impose liquidity constraints, making it impossible to terminate them as desired. An inability to withdraw from a Royalties Fund may expose the Fund to losses it could have otherwise avoided if the Fund had been able to withdraw from such Royalties Fund. It may also cause the Fund to become unbalanced as it is forced to obtain liquidity from those Royalties Funds which provide such liquidity. In certain cases, other investors in a Royalties Fund may have preferential withdrawal rights as compared to the Fund, the exercise of which could materially adversely affect the
Fund’s investment in such Royalties Fund.
The illiquidity of investments in Royalties Funds may make it difficult, or impossible, for the Fund to sell such investments if the need arises (e.g., to fund quarterly repurchases of Shares). Also, if the Fund is required to liquidate all or a portion of its portfolio quickly, the Fund may realize significantly less than the value at which it has previously recorded its investments. The Fund will have no limitation on the portion of its portfolio that may be invested in illiquid securities, and a substantial portion or all of its portfolio will be invested in such illiquid securities. The organizational documents of the Royalties Funds in which the Fund invests may also prevent sale of the Fund’s investment therein without the consent of the manager or general partner of the relevant Royalties Fund. The Fund may also receive in-kind distributions of securities from a Royalties Fund that are illiquid or difficult to value and difficult to dispose of. The illiquid nature of the Fund’s investments may adversely impact the Fund’s performance and liquidity, and the Fund may incur substantial fees and expenses in the disposition of such illiquid investments.
Tax Risks.
Some of the income that the Fund may earn directly or through a Royalties Fund, such as income recognized from an equity investment in an operating partnership, may not satisfy the gross income test. The Fund may have to dispose of interests in Royalties Funds that it would otherwise have continued to hold, or devise other methods of cure, to the extent certain
Royalties Funds earn income of a type that is not qualifying gross income for purposes of the gross income test or hold assets that could cause the Fund not to satisfy the RIC asset diversification test. To manage the risk that such income might jeopardize the Fund’s tax status as a RIC resulting from a failure to satisfy the gross income test, one or more subsidiary entities treated as corporations for U.S. federal income tax purposes may be employed to earn such income and (if applicable) hold the related investment. Such subsidiary entities generally will be required to incur entity-level income taxes on their earnings, which ultimately will reduce the return to Shareholders.
Conflicts of Interest.
The Adviser and Sub-Adviser may face conflicts of interest in overseeing the valuation of the Royalties
Funds investments, as their value will affect their compensation. Moreover, although the Sub-Adviser will periodically review
Royalties Funds valuation methods and inputs, including at initial purchase, the Fund will not generally have sufficient information in order to be able to confirm or review the accuracy of valuations provided. A Royalties Fund manager’s information could be inaccurate due to fraudulent activity, misvaluation or inadvertent error. In any case, the Fund may not uncover errors for a significant period of time. Even if the Fund sells its interests in such a Royalties Fund, the Fund may be unable to sell such interests quickly, if at all, and could therefore be obligated to continue to hold such interests for an extended period of time. In such a case, the Royalties Fund manager’s valuations of such interests could remain subject to such fraud or error, and the Adviser may, in its sole discretion, determine to discount the value of the interests or value them at zero. Situations involving uncertainties as to the valuations by Royalties Fund managers could have a material adverse effect on the Fund if the Royalties Fund manager’s, the Adviser’s or the Fund’s judgments regarding valuations should prove incorrect. Prospective investors who are unwilling to assume such risks should not make an investment in the Fund.
Expenses.
Shareholders will effectively bear two layers of expenses: expenses of the Fund and indirect expenses of the interests in the Royalties Funds. The indirect expenses of the interests in the Royalties Funds may adversely impact the Fund’s performance.
A Shareholder in the Fund that meets the eligibility conditions imposed by one or more Royalties Funds, including minimum initial investment requirements that may be substantially higher than those imposed by the Fund, could potentially invest directly in Royalties Funds. By investing in the Royalties Funds through the Fund, a Shareholder in the Fund will bear a portion of the Investment Management Fee and other expenses of the Fund. Additionally, Royalties Funds generally charge asset-based fees and incentive fees (which are determined by the income and/or capital gains generated by the Royalties Fund) that may be higher than those of other types of securities, which may adversely affect the Royalties Funds’ performance. There is a possibility that certain of the Royalties Funds may receive performance fees, even if the performance of other Royalties Funds – or the overall performance of the Fund itself – is negative (i.e., “netting risk”).
Syndication Risk.
The Fund may originate certain of its investments with the expectation of later syndicating a portion of such investments to third parties. Prior to such syndication, or if such syndication is not successful, the Fund’s exposure to the originated investment may exceed the exposure that the Advisers intended to have over the long-term or would have had had it purchased such investment in the secondary market rather than originating it.
Royalty Securitizations.
Companies holding rights to intellectual property may create bankruptcy remote special purpose entities whose underlying assets are royalty license agreements and intellectual property rights related to a product, including pharmaceutical royalties that are secured by rights related to one or more drugs. The Fund may invest in special purpose entities to gain exposure to royalty streams related to various industries. Royalty securities may include bonds, loans and equity issued by the special purpose entity.
In a typical structure in pharmaceutical royalties, a small pharmaceutical company that develops a compound may license the commercial opportunity to a large-cap pharmaceutical company in exchange for payments upon completion of certain milestones (for example, Food and Drug Administration (FDA) approval) and a percentage of future product sales. Upon securing the right to receive royalties on product sales, the small pharmaceutical company finances a loan or bond secured by the royalty stream, which is typically non-recourse to either of the pharmaceutical companies.
In addition, a company (the sponsor) may create a wholly owned subsidiary (the issuer) that issues the royalty securities. The sponsor sells, assigns, and contributes to the issuer rights under one or more license agreements, including the right to receive royalties and certain other payments from sales of the pharmaceutical or other products. The sponsor also pledges the equity ownership interests in the issuer to the trustee under the indenture related to the notes. In return, the sponsor receives the proceeds of the securities from the issuer. The issuer of the securities grants a security interest in its assets to the trustee and is responsible for the debt service on the notes. An interest reserve account may be established to provide a source for payments should there be a cash flow shortfall for one or more periods. Many structures include a 100% cash flow sweep, which means that the principal is paid down by all cash flows received. Although the notes may have a legal maturity date of up to five to sixteen years from issuance, the expected weighted average maturity of the notes may be significantly shorter because of expected required principal repayments if funds are available.
If the issuer of the loan or bond defaults, any recourse will be limited to the issuer (which is formed for the limited purpose of purchasing and holding the license agreement or related intellectual property) and the collateral. The pharmaceutical or other company sponsoring the special purpose entity will generally not have the obligation to contribute additional equity to the issuer. If the sponsor of the issuer were to become a debtor in a bankruptcy case, a creditor, debtor in possession or trustee could request that the bankruptcy court substantively consolidate the issuer of the royalty security with the sponsor and/or recharacterize the transaction pursuant to which the royalty stream was transferred to the issuer and/or take other actions challenging the transaction. To the extent that these efforts are successful, these actions may adversely impact the securities and the Fund.
Use of Leverage: Risk of Borrowing by the Fund.
The Fund
employs
leverage through a variety of instruments and/or facilities. The
Fund’s willingness to use leverage, and the extent to which leverage is used at any time, will depend on many factors, including the
Sub-Adviser’s assessment of the yield curve environment, interest rate trends, market conditions and other factors. The Fund may incur permanent, Fund-level leverage including through, but not limited to, asset-backed facilities, revolvers, bonds, privately placed notes, subscription facilities, short-sales or other instruments. Borrowings by the Fund will further diminish returns (or increase losses on capital) to the extent overall returns are less than the Fund’s cost of funds. Such debt exposes the Fund to refinancing, recourse and other risks. As a general matter, the presence of leverage can accelerate losses.
Subject to prevailing market conditions, the Fund may add financial leverage if, immediately after such borrowing, it would have asset coverage (as defined in the 1940 Act) of 300% or more on any senior security represented by indebtedness and 200% or more on preferred stock and debt, collectively. For example, if the Fund has $100 in net assets, it may utilize leverage through obtaining debt of up to $50, resulting in $150 in total assets (or 300% asset coverage). The Fund may seek to obtain leverage through preferred stock.
The Fund may use leverage opportunistically and may choose to increase or decrease its leverage, or use different types or combinations of leveraging instruments, at any time based on the Fund’s assessment of market conditions and the investment environment.
The Fund
employs
leverage representing approximately 15% of the Fund’s net assets.
The Advisers expect that the Fund’s borrowings may ultimately be secured with a security interest in investments. In times of adverse market conditions, the Fund may be required to post additional collateral that could affect the Fund’s liquidity. Incurrence of indebtedness at the Fund level (or entity through which it invests) may have consequences to the Fund and Shareholders, including, but not limited to: (i) greater fluctuations in the NAV of the Fund’s assets; (ii) use of cash flow for debt service, Distributions, or other purposes
(and prospective investors should specifically note in this regard that, for the avoidance of doubt, in connection with one or more credit facilities entered into by the Fund, Distributions to Shareholders may be subordinated to payments required in connection with any indebtedness contemplated thereby); (iii) to the extent that Fund revenues are required to meet principal payments, Shareholders may be allocated income (and therefore tax liability) in excess of cash distributed; and (iv) in certain circumstances, the Fund may be required to dispose of investments at a loss or otherwise on unattractive terms in order to service its debt obligations or meet its debt covenants. There can be no assurance that the Fund will have sufficient cash flow to meet its debt service obligations. As a result, the Fund’s exposure to foreclosure and other losses may be increased due to the illiquidity of its investments.
In addition, the Fund may need to refinance its outstanding debt as it matures. There is a risk that the Fund may not be able to refinance existing debt or that the terms of any refinancing may not be as favorable as the terms of any then existing loan agreements. If prevailing interest rates or other factors at the time of refinancing result in higher interest rates upon refinancing, then the interest expense relating to that refinanced indebtedness would increase. These risks could adversely affect the Fund’s financial condition and cash flows and the return on its investments.
With respect to any asset-backed facility entered into by the Fund (or an affiliate thereof), a decrease in the market value of the Fund’s investments
(due to market conditions, the fair valuation of the Fund’s investments or otherwise)
would increase the effective amount
of leverage and could result in the possibility of a violation of certain financial covenants pursuant to which the Fund must repay the borrowed funds to the lender. Liquidation of the Fund’s investments at an inopportune time in order to satisfy such financial covenants could adversely impact the performance of the Fund and could, if the value of its investments had declined significantly, cause the Fund to lose all or a substantial amount of its capital. In the event of a sudden, precipitous drop in the value of the Fund’s assets, the Fund might not be able to dispose of assets quickly enough to pay off its debt resulting in a foreclosure or other total loss of some or all of the pledged assets. Fund-level debt facilities typically include other covenants such as, but not limited to, covenants against the Fund incurring or being in default under other recourse debt, including certain Fund guarantees of asset level debt, which, if triggered could cause adverse consequences to the Fund if it is unable to cure or otherwise mitigate such breach.
Effects of Leverage.
The table below assumes that borrowings represent approximately 15% of the Fund’s net assets as of
July
1,
2026
and the Fund bears expenses relating to such borrowings at an annual effective interest rate of 7.34% (based on interest rates for such borrowings as of a recent date). The table below also assumes that the annual return that the Fund’s portfolio must experience
(net of expenses not related to borrowings) in order to cover the costs of such leverage would be approximately
1.10
%. These
figures are estimates based on current market conditions, used for illustration purposes only.
Actual expenses associated with borrowings
used by the Fund may vary frequently and may be significantly higher or lower than the rate used for the example above.
The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effects of the Fund’s leverage due to senior securities on corresponding Share total return, assuming investment portfolio total returns (consisting of income and changes in the value of investments held in the Fund’s portfolio) of -10%, -5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns expected to be experienced by the Fund. Your actual returns may be greater or less than those appearing below.

Assumed Return on Portfolio (Net of Expenses not related to borrowings)	(10.00%)	(5.00%)	0.00%	5.00%	10.00%
Corresponding Share Total Return	(13.06%)	(7.18%)	(1.30%)	4.59%	10.47%
Corresponding Share total return is composed of two elements — the Share dividends paid by the Fund (the amount of which is largely determined by the net investment income of the Fund after paying interest expenses on the Fund’s borrowings) and gains or losses on the value of the securities the Fund owns.
Hedging Techniques
From time to time, the Fund may employ various hedging techniques in an attempt to reduce certain potential risks to which the
Fund’s portfolio may be exposed. These hedging techniques may involve the use of derivative instruments, including swaps and other arrangements such as exchange-listed and over-the-counter put and call options, rate caps, floors and collars, and futures and forward contracts. The Fund may also purchase and write (sell) options contracts on swaps, commonly referred to as “swaptions.” To the extent that the Fund’s potential exposure in a transaction involving options, rate caps, floors or collars, or futures or forward contracts is covered by the segregation of cash or liquid assets or otherwise, the Fund believes that such instruments do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the borrowing restrictions of the Fund.
Legal, tax and regulatory risks.
On October 28, 2020, the SEC adopted Rule 18f-4 under the 1940 Act providing for the regulation of the use of derivatives and certain related instruments by registered investment companies. Rule 18f-4 prescribes specific value-at-risk leverage limits for certain derivatives users. In addition, Rule 18f-4 requires certain derivatives users to adopt and implement a derivatives risk management program (including the appointment of a derivatives risk manager and the implementation of certain testing requirements) and prescribes reporting requirements in respect of derivatives. Subject to certain conditions, if a fund qualifies as a
“limited derivatives user,” as defined in Rule 18f-4, it is not subject to the full requirements of Rule 18f-4. The Fund qualifies
as a limited
derivatives user. In connection with the adoption of Rule 18f-4, the SEC rescinded certain of its prior guidance regarding asset segregation and coverage requirements in respect of derivatives transactions and related instruments. With respect to reverse repurchase agreements or other similar financing transactions in particular, Rule 18f-4 permits a fund to enter into such transactions if the fund either (i) complies with the asset coverage requirements of Section 18 of the 1940 Act, and combines the aggregate amount of indebtedness associated with all tender option bonds or similar financing with the aggregate amount of any other senior securities representing indebtedness when calculating the relevant asset coverage ratio, or (ii) treats all tender option bonds or similar financing transactions as derivatives transactions for all purposes under Rule 18f-4. The Fund has adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4.
As of the date hereof, there is uncertainty with respect to legislation, regulation and government policy at the federal, state and local levels, notably as respects U.S. trade, tax, healthcare, immigration, foreign and government regulatory policy. To the extent the U.S.
Congress or presidential administration implements additional changes to U.S. policy, those changes may impact, among other things, the U.S. and global economy, international trade and relations, unemployment, immigration, healthcare, tax rates, the U.S.
regulatory environment and inflation, among other areas. Until any additional policy changes are finalized, it cannot be known whether the Fund and its investments or future investments may be positively or negatively affected, or the impact of continuing uncertainty.
Each prospective investor should also be aware that developments in the tax laws of the United States or other jurisdictions where the
Fund or its portfolio funds invest could have a material effect on the tax consequences to the Fund or its Shareholders the members.
Other Risks Relating to the Fund
Senior Management Personnel of the Adviser and Sub-Adviser.
Since the Fund has no employees, it depends on the investment expertise, skill and network of business contacts of the Advisers. The Advisers evaluate, negotiate, structure, execute, monitor and service the Fund’s investments. The Fund’s future success depends to a significant extent on the continued service and coordination of the Adviser, the Sub-Adviser and the Sub-Adviser’s senior management team. The departure of any members of the Adviser’s or
Sub-Adviser’s senior management team could have a material adverse effect on the Fund’s ability to achieve its investment objective.
The Fund’s ability to achieve its investment objective depends on the Sub-Adviser’s ability to identify, analyze, invest in, finance and monitor companies that meet the Fund’s investment criteria. The Advisers’ capabilities in managing the investment process, providing competent, attentive and efficient services to the Fund, and facilitating access to financing on acceptable terms depend on the employment of investment professionals in an adequate number and of adequate sophistication to match the corresponding flow of transactions. To achieve the Fund’s investment objective, the Advisers may need to hire, train, supervise and manage new professionals to participate in the management of the Fund and its investment selection and monitoring process. The Advisers may not be able to find such professionals in a timely manner or at all. Failure to support the Fund’s investment process and management could have a material adverse effect on the Fund’s business, financial condition and results of operations.
In addition, the Investment Management Agreement and Sub-Advisory Agreement have termination provisions that allow the parties to terminate the agreements without penalty. The Investment Management Agreement may be terminated at any time, without penalty, by the Adviser upon 60 days’ notice to the Fund. The Sub-Advisory Agreement may be terminated at any time by the Adviser or the
Sub-Adviser on 60 days’ notice or at any time upon the mutual consent of the parties.
If the Investment Management Agreement or
Sub-Advisory Agreement is terminated, it may materially adversely affect the quality of the Fund’s investment opportunities. In addition, in the event the Investment Management Agreement or Sub-Advisory Agreement is terminated, it may be difficult for the Fund to replace the Adviser and Sub-Adviser. Furthermore, the termination of the Investment Management Agreement or Sub-Advisory Agreement
may adversely impact the terms of the Fund’s or its subsidiaries’ financing facilities or any financing facility into which the Fund or its subsidiaries may enter in the future, which could have a material adverse effect on the Fund’s business and financial condition.
Further, the Sub-Advisory Agreement has termination provisions that allow the parties to terminate the agreements without penalty.
The Sub-Advisory Agreement may be terminated at any time, without penalty, by the Sub-Adviser upon 60 days’ notice to the Fund. If the Sub-Advisory Agreement is terminated, it may adversely affect the quality of the Fund’s investment opportunities. In addition, in the event the Sub-Advisory Agreement is terminated, it may be difficult for the Fund to replace the Sub-Adviser. Furthermore, the termination of the Sub-Advisory Agreement may adversely impact the terms of the Fund’s or its subsidiaries’ financing facilities or any financing facility into which the Fund or its subsidiaries may enter in the future, which could have a material adverse effect on the
Fund’s business and financial condition.
Key Personnel Risk.
The Adviser and Sub-Adviser depend on the diligence, skill and network of business contacts of certain professionals.
The Adviser and Sub-Adviser also depend, to a significant extent, on access to other investment professionals and the information and deal flow generated by these investment professionals in the course of their investment and portfolio management activities.
The Fund’s success depends on the continued service of such personnel. The investment professionals associated with the
Adviser and Sub-Adviser are actively involved in other investment activities not concerning the Fund and will not be able to devote all of their time to the Fund’s business and affairs. The departure of any of the senior managers of the Adviser and/or Sub-Adviser, or of a significant number of the investment professionals or partners of the Adviser’s and/or Sub-Adviser’s affiliates, could have a material adverse effect on the Fund’s ability to achieve its investment objective. Individuals not currently associated with the Adviser or Sub-Adviser may become associated with the Fund and the performance of the Fund may also depend on the experience and expertise of such individuals. In addition, there is no assurance that the Adviser or Sub-Adviser will remain the Fund’s investment advisers or that the Adviser or Sub-Adviser will continue to have access to the investment professionals and partners of its affiliates and the information and deal flow generated by the investment professionals of its affiliates.
Incentive Fee Risk.
The Investment Management Agreement and Sub-Advisory Agreement entitles the Adviser and Sub-Adviser, respectively, to receive incentive compensation on income regardless of any capital losses. In such case, the Fund may be required to pay the Adviser, and indirectly the Sub-Adviser, incentive compensation for a month even if there is a decline in the value of the Fund’s portfolio or if the Fund incurs a net loss for that month.
Any Incentive Fee payable by the Fund that relates to its net investment income may be computed and paid on income that may include interest that has been accrued but not yet received. If a portfolio company defaults on a loan that is structured to provide accrued interest, it is possible that accrued interest previously included in the calculation of the Incentive Fee will become uncollectible.
Neither the Adviser nor Sub-Adviser is under any obligation to reimburse the Fund for any part of the Incentive Fee it received that was based on accrued income that the Fund never received as a result of a default by an entity on the obligation that resulted in the accrual of such income, and such circumstances would result in the Fund’s paying an Incentive Fee on income it never received.
The Incentive Fee payable by the Fund may create an incentive for the Advisers
to make investments on the Fund’s behalf that are
risky or more speculative than would be the case in the absence of such compensation arrangement. The way in which the Incentive
Fee payable may encourage the use of leverage to increase the return on the Fund’s investments. Under certain circumstances, the use of leverage may increase the likelihood of default, which would disfavor Shareholders. Such a practice could result in the Fund’s investing in more speculative securities than would otherwise be in its best interests, which could result in higher investment losses, particularly during cyclical economic downturns.
Shares Not Listed; No Market for Shares.
The Fund has been organized as a closed-end management investment company. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) because investors in a closed-end fund do not have the right to redeem their shares on a daily basis. The Fund does not currently intend to list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares in the foreseeable future. Therefore, an investment in the Fund is not a liquid investment.
Closed-end Fund; Liquidity Risks.
The Fund is a non-diversified closed-end management investment company designed primarily for long-term investors and is not intended to be a trading vehicle. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis at a price based on NAV.
Competition for Investment Opportunities.
The Fund competes for investments with other closed-end funds and investment funds, as well as traditional financial services companies such as commercial banks and other sources of funding. Moreover, alternative investment vehicles, such as hedge funds, have begun to invest in areas in which they have not traditionally invested. As a result of these new entrants, competition for investment opportunities may intensify. Many of the Fund’s competitors are substantially larger and may have considerably greater financial, technical and marketing resources than the Fund. For example, some competitors may have a lower cost of capital and access to funding sources that are not available to the Fund. In addition, some of the Fund’s competitors may have higher risk tolerances or different risk assessments than it has. These characteristics could allow the Fund’s competitors to consider a wider variety of investments, establish more relationships and pay more competitive prices for investments than it is able to do. The Fund may lose investment opportunities if it does not match its competitors’ pricing. If the Fund is forced to match its competitors’ pricing, it may not be able to achieve acceptable returns on its investments or may bear substantial risk of capital loss. A significant increase in the number and/or the size of the Fund’s competitors could force it to accept less attractive investment terms. Furthermore, many of the Fund’s competitors have greater experience operating under, or are not subject to, the regulatory restrictions that the 1940 Act imposes on it as a closed-end fund.
Limitations on Transactions with Affiliates Risk.
The 1940 Act limits the Fund’s ability to enter into certain transactions with certain of its affiliates. As a result of these restrictions, the Fund may be prohibited from buying or selling any security directly from or to any portfolio company that is considered its affiliate under the 1940 Act. However, the Fund may under certain circumstances purchase any such portfolio company’s securities in the secondary market, which could create a conflict for the Adviser or
Sub-Adviser
between
the Fund’s interests and the interests of the portfolio company, in that the ability of the Adviser or Sub-
Adviser
, as applicable, to recommend
actions in the Fund’s best interests might be impaired. The Fund, the Adviser and Sub-Adviser rely on exemptive relief to expand the Fund’s ability to co-invest alongside affiliates in privately negotiated investments. Under the exemptive relief, the Fund, the
Adviser and the Sub-Adviser are required to comply with certain conditions that would not otherwise apply.
“Best-Efforts” Offering Risk.
This offering is being made on a best efforts basis, whereby the Distributor is only required to use its best efforts to sell the Shares and has no firm commitment or obligation to purchase any of the Shares. To the extent that a limited number of Shares are sold in this offering, the opportunity for the allocation of the Fund’s investments among various issuers and industries may be decreased, and the returns achieved on those investments may be reduced as a result of allocating all of the Fund’s expenses over a smaller capital base.
Inadequate Return Risk.
No assurance can be given that the returns on the Fund’s investments will be commensurate with the risk of investment in its Shares.
Inadequate Network of Broker-Dealer Risk.
The success of the Fund’s continuous public offering, and correspondingly the Fund’s ability to implement its investment objective and strategies, depends upon the ability of the Distributor to establish, operate and maintain a network of selected broker-dealers and other Financial Intermediaries to sell the Shares. If the Distributor fails to perform, the
Fund may not be able to raise adequate proceeds through the Fund’s continuous public offering to implement the Fund’s investment objective and strategies. If the Fund is unsuccessful in implementing its investment objective and strategies, an investor could lose all or a part of his or her investment in the Fund.
Registration under the U.S. Commodity Exchange Act.
Registration with the Commodity Futures Trading Commission as a “commodity pool operator” or any change in the Fund’s operations necessary to maintain the Adviser’s or Sub-Adviser’s ability to rely upon exemption from registration as such could adversely affect the Fund’s ability to implement its investment program, conduct its operations and/or achieve its objective and subject the Fund to certain additional costs, expenses and administrative burdens.
Repurchases.
The Fund has no obligation to repurchase Shares at any time; any such repurchases will only be made at such times, in such amounts and on such terms as may be determined by the Board, in its sole discretion. With respect to any future repurchase offer, Shareholders tendering any Shares for repurchase must do so by a date specified in the notice describing the terms of the repurchase offer (the “Notice Date”). It is possible that during the time period between the Notice Date and the date on which Shares to be repurchased are valued, general economic and market conditions, or specific events affecting one or more underlying Investment
Funds, could cause a decline in the value of Shares in the Fund. Shareholders who require minimum annual distributions from a retirement account through which they hold Shares should consider the Fund’s schedule for repurchase offers and submit repurchase requests accordingly. In addition, the Fund will not be able to dispose of certain investments except through secondary transactions with third parties, which may occur at a significant discount to the Adviser’s assessment of their fair value and which may not be available at any given time. The Fund may need to suspend or postpone repurchase offers if it is not able to dispose of its interests in a timely manner or otherwise fund the share repurchase offer. See “Repurchases of Shares.”
Substantial Repurchases.
Substantial requests for the Fund to repurchase Shares could require the Fund to liquidate certain of its investments more rapidly than otherwise desirable in order to raise cash to fund the repurchases and achieve a market position appropriately reflecting a smaller asset base. This could have a material adverse effect on the NAV of the Fund.
To the extent the Fund obtains repurchase proceeds by disposing of its interest in certain securities, the Fund will thereafter hold a larger proportion of its assets in the remaining securities, some of whose interests at times may be less liquid or illiquid. This could adversely affect the ability of the Fund to fund subsequent repurchase requests of Shareholders or to conduct future repurchases at all. In addition, substantial repurchases of Shares could result in a sizeable decrease in the Fund’s net assets, resulting in an increase in the Fund’s total annual operating expense ratio.
Distribution Payment Risk.
The Fund cannot assure investors that the Fund will achieve investment results that will allow the Fund to make a specified level of cash distributions or year-to-year increases in cash distributions. All distributions
,
if any,
will be paid at the
discretion of the Board and may depend on the Fund’s earnings, the Fund’s net investment income, the Fund’s financial condition, maintenance of the Fund’s RIC status, compliance with applicable regulations and such other factors as the Board may deem relevant from time to time.
In the event that the Fund encounters delays in locating suitable investment opportunities, all or a substantial portion of the Fund’s distributions
,
if any,
may constitute a return of capital to Shareholders. To the extent that the Fund pays distributions that constitute a return of capital for U.S. federal income tax purposes, it will lower an investor’s tax basis in his or her Shares. A return of capital generally is a return of an investor’s investment, rather than a return of earnings or gains derived from the Fund’s investment activities, and generally results in a reduction of the tax basis in the Shares. As a result from such reduction in tax basis, Shareholders may be subject to tax in connection with the sale of Fund Shares, even if such Shares are sold at a loss relative to the Shareholder’s original investment.
Risks Associated with the Fund’s Distribution Policy.
The Fund
makes regular distributions
. Currently, in order to maintain a relatively
stable level of
distributions
, the Fund may pay out less than all of its net investment income to the extent consistent with its intention to qualify for and maintain RIC status, pay out undistributed income from prior months, return capital in addition to current period net investment income or borrow money to fund
distributions
. The
distributions
for any full or partial calendar year might not
be made in equal amounts, and one distribution may be larger than the other. The Fund will make a distribution only if authorized by the Board and declared by the Fund out of assets legally available for these distributions
. This distribution policy may, under certain
circumstances, have certain adverse consequences to the Fund and its Shareholders because it may result in a return of capital, which would reduce the NAV of the Shares and, over time, potentially increase the Fund’s expense ratios. If a distribution constitutes a return of capital, it means that the Fund is returning to Shareholders a portion of their investment rather than making a distribution that is funded from the Fund’s earned income or other profits. The Fund’s distribution policy may be changed at any time by the Board.
There is a possibility that the Fund may make total
distributions
during a calendar or taxable year in an amount that exceeds the
Fund’s net investment company taxable income and net capital gains for the relevant taxable year. In such situations, if a distribution exceeds the Fund’s current and accumulated earnings and profits (as determined for U.S. federal income tax purposes), a portion of each distribution paid with respect to such taxable year would generally be treated as a return of capital for U.S. federal income tax purposes, thereby reducing the amount of a Shareholder’s tax basis in such Shareholder’s Fund Shares. When a Shareholder sells
Fund Shares, the amount, if any, by which the sales price exceeds the Shareholder’s tax basis in Fund Shares may be treated as a gain subject to tax. Because a return of capital reduces a Shareholder’s tax basis in Fund Shares, it generally will increase the amount of such Shareholder’s gain or decrease the amount of such Shareholder’s loss when such Shareholder sells Fund Shares. To the extent that the amount of any return of capital distribution exceeds a Shareholder’s tax basis in Fund Shares, such excess generally will be treated as gain from a sale or exchange of the Shares.
If the Fund elects to issue preferred Shares and/or notes or other forms of indebtedness, its ability to make distributions to its Shareholders may be limited by the asset coverage requirements and other limitations imposed by the 1940 Act and the terms of the Fund’s preferred Shares, notes or other indebtedness.
Tax Risk Associated with Fund Distributions.
Even if a stockholder chooses to “opt out” of the DRP, the Fund will have the ability to declare a large portion of a dividend in Shares
instead of in cash in order to satisfy its RIC requirements. As long as a portion of this dividend is paid in cash and certain requirements are met, the entire distribution will be treated as a dividend for U.S. federal income tax purposes. As a result, a Shareholder generally will be subject to tax on 100% of the fair market value of the dividend on the date the dividend is received by the
Shareholder
in the same manner as a cash dividend, even though most of the dividend was paid in
Shares
.
Investment Dilution Risk.
The Fund’s investors do not have preemptive rights to any Shares the Fund may issue in the future. The
Fund’s Declaration of Trust authorizes it to issue an unlimited number of Shares. The Board may make certain amendments to the
Declaration of Trust. After an investor purchases Shares, the Fund may sell additional Shares in the future or issue equity interests in private offerings. To the extent the Fund issues additional equity interests after an investor purchases its Shares, such investor’s percentage ownership interest in the Fund will be diluted.
Anti-Takeover Risk.
The Declaration of Trust and
the Fund's
amended and restated bylaws (the “Bylaws”), as well as certain statutory and regulatory requirements, contain certain provisions that may have the effect of discouraging a third party from attempting to acquire
the Fund
. Subject to the limitations of the 1940 Act, the Board may, without Shareholder action, authorize the issuance of
Shares in one or more classes or series, including preferred shares; and the Board may, without Shareholder action, make certain amendments to the Declaration of Trust. These anti-takeover provisions may inhibit a change of control in circumstances that could give Shareholders the opportunity to realize a premium over the value of the Shares.
Conflicts of Interest Risk.
The Adviser and Sub-Adviser are entities in which the Fund’s Interested Trustee, officers and members of the investment committee of the Adviser and Sub-Adviser may have indirect ownership and economic interests. Certain of the Fund’s
Trustees and officers and members of the investment committee of the Adviser and Sub-Adviser may also serve as officers or principals of other investment managers affiliated with the Adviser and Sub-Adviser that currently, and may in the future, manage investment funds with investment
objectives
similar to the Fund’s investment objective. In addition, certain of the Fund’s officers and Trustees and the members of the investment committee of the Adviser and Sub-Adviser serve or may serve as officers, trustees or principals of entities that operate in the same or related line of business as the Fund does or of investment funds managed by the
Fund’s affiliates. Accordingly, the Fund may not be made aware of and/or given the opportunity to participate in certain investments made by investment funds managed by advisers affiliated with the Adviser and Sub-Adviser. However, the Adviser and Sub-Adviser
intend to allocate investment opportunities in a fair and equitable manner in accordance with their respective investment allocation policies, consistent with each fund’s or separate account’s investment objective and strategies and legal and regulatory requirements.
Potential Conflicts of Interest Risk — Allocation of Investment Opportunities.
The Sub-Adviser has adopted allocation procedures
that are intended to treat each fund they advise in a manner that, over a period of time, is fair and equitable. The Sub-Adviser and its affiliates currently provide investment advisory and administration services and may provide in the future similar services to other entities (collectively, “Advised Funds”). Certain existing Advised Funds have, and future Advised Funds may have, investment objectives
similar to those of the Fund, and such Advised Funds will invest in asset classes similar to those targeted by the Fund. Certain other existing Advised Funds do not, and future Advised Funds may not, have similar investment objectives
, but such funds may from
time to time invest in asset classes similar to those targeted by the Fund. The Sub-Adviser will endeavor to allocate investment opportunities in a fair and equitable manner, and in any event consistent with any fiduciary duties owed to the Fund and other clients and in an effort to avoid favoring one client over another and taking into account all relevant facts and circumstances, including (without limitation): (i) differences with respect to available capital, size of client, and remaining life of a client; (ii) differences with respect to investment objective or current investment strategies, including regarding: (a) current and total return requirements, (b) emphasizing or limiting exposure to the security or type of security in question, (c) diversification, including industry or company exposure, currency and jurisdiction, or (d) rating agency ratings; (iii) differences in risk profile at the time an opportunity becomes available; (iv) the potential transaction and other costs of allocating an opportunity among various clients; (v) potential conflicts of interest, including whether a client has an existing investment in the security in question or the issuer of such security; (vi) the nature of the security or the transaction, including minimum investment amounts and the source of the opportunity; (vii) current and anticipated market and general economic conditions; (viii) existing positions in a borrower/loan/security; and (ix) prior positions in a borrower/loan/security.
Nevertheless, it is possible that the Fund may not be given the opportunity to participate in certain investments made by investment funds managed by investment managers affiliated with the Sub-Adviser.
In the event investment opportunities are allocated among the Fund and the other Advised Funds, the Fund may not be able to structure its investment portfolio in the manner desired. Furthermore, the Fund and the other Advised Funds may make investments in securities where the prevailing trading activity may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold by the Fund and the other Advised Funds. When this occurs, the various prices may be averaged, and the
Fund will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Fund. In addition, under certain circumstances, the Fund may not be charged the same commission or commission equivalent rates in connection with a bunched or aggregated order.
Subject to the applicable law and the conditions of any applicable co-investment exemptive relief, it is likely that the other Advised
Funds may make investments in the same or similar securities at different times and on different terms than the Fund. The Fund and the other Advised Funds may make investments at different levels of a borrower’s capital structure or otherwise in different classes of a borrower’s securities, to the extent permitted by applicable law. Such investments may inherently give rise to conflicts of interest or perceived conflicts of interest between or among the various classes of securities that may be held by such entities. Conflicts may also arise because portfolio decisions regarding the Fund may benefit the other Advised Funds. For example, the sale of a long position or establishment of a short position by the Fund may impair the price of the same security sold short by (and therefore benefit)
one or more Advised Funds, and the purchase of a security or covering of a short position in a security by the Fund may increase the price of the same security held by (and therefore benefit) one or more Advised Funds.
Applicable law, including the 1940 Act, may at times prevent the Fund from being able to participate in investments that it otherwise would participate in, and may require the Fund to dispose of investments at a time when it otherwise would not dispose of such investment, in each case, in order to comply with applicable law.
The 1940 Act contains prohibitions and restrictions relating to certain transactions between registered investment companies and certain affiliates (including any investment advisers or sub-advisers), principal underwriters and certain affiliates of those affiliates or underwriters. Because the Fund is a registered investment company, the Fund is not generally permitted to make loans to companies controlled by the Advisers or other funds managed by the Advisers or their affiliates. The Fund is also not permitted to make any co-investments with the Advisers or their affiliates (including any fund managed by Partners Group or its affiliates) without exemptive relief from the SEC, subject to certain exceptions. The Fund has received exemptive relief from the SEC that permits the Fund and certain present and future funds advised by Partners Group and Partners Group-affiliated investment advisers to co-invest in suitable negotiated investments. Co-investments made under the exemptive relief are subject to compliance with the conditions and other requirements contained in the exemptive relief, which could limit the Fund’s ability to participate in a co-investment transaction.
The Adviser, the Sub-Adviser, or their respective affiliates and clients may pursue or enforce rights with respect to a borrower in which the Fund has invested, and those activities may have an adverse effect on the Fund. As a result, prices, availability, liquidity and terms of the Fund’s investments may be negatively impacted by the activities of the Adviser, the Sub-Adviser or their respective affiliates or clients, and transactions for the Fund may be impaired or effected at prices or terms that may be less favorable than would otherwise have been the case.
The Sub-Adviser may have a conflict of interest in deciding whether to cause the Fund to incur leverage or to invest in more speculative investments or financial instruments, thereby potentially increasing the management and incentive fee payable by the Fund and, accordingly, the fees received by the
Advisers
. Certain other Advised Funds pay the Sub-Adviser or its affiliates greater performance-based compensation, which could create an incentive for the Sub-Adviser or an affiliate to favor such investment fund or account over the Fund.
Potential Conflicts of Interest Risk — Allocation of Personnel.
The Fund’s executive officers, and the employees of the Adviser or
Sub-Adviser, serve or may serve as officers, directors or principals of entities that operate in the same or a related line of business as the Fund or of investment funds or accounts managed by the Adviser, the Sub-Adviser or their respective affiliates. As a result, they may have obligations to investors in those entities, the fulfillment of which might not be in the best interests of the Fund or its Shareholders.
Additionally, certain personnel of the Adviser and Sub-Adviser and their respective management may face conflicts in their time management and commitments.
Potential Conflicts of Interest Risk — Lack of Information Barriers.
By reason of the various activities of the Adviser, the Sub-Adviser and their affiliates, the Adviser, Sub-Adviser and such affiliates may acquire confidential or material non-public information or otherwise be restricted from purchasing certain potential Fund investments that otherwise might have been purchased or be restricted from selling certain Fund investments that might otherwise have been sold at the time.
Portfolio Fair Value Risk.
Under the 1940 Act, the Fund is required to carry its portfolio investments at market value or, if there is no readily available market value, at fair value. There is not a public market for the securities of the privately held companies in which the
Fund may invest. Many of the Fund’s investments are not exchange-traded, but are, instead, traded on a privately negotiated OTC secondary market for institutional investors. The Adviser, as valuation designee, is responsible for the valuation of the Fund’s portfolio investments and implementing the portfolio valuation process set forth in the Adviser’s and the Fund’s valuation policy. Valuations of
Fund investments are disclosed quarterly in reports publicly filed with the SEC. See “Determination of Net Asset Value.”
A high proportion of the Fund’s investments relative to its total investments are valued at fair value. Certain factors that may be considered in determining the fair value of the Fund’s investments include dealer quotes for securities traded on the OTC secondary market for institutional investors, the nature and realizable value of any collateral, the portfolio company’s earnings and its ability to make payments on its indebtedness, the markets in which the portfolio company does business, comparison to selected publicly-traded companies, discounted cash flow and other relevant factors. The factors and methodologies used for the valuation of such securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can realize the fair value assigned to a security if it were to sell the security. Such valuations, and particularly valuations of private securities and private companies, are inherently uncertain, and they often reflect only periodic information received by the Adviser about such companies’ financial condition and/or business operations, which may be on a lagged basis and can be based on estimates. Determinations of fair value may differ materially from the values that would have been used if an exchange-traded market for these securities existed. Investments in private companies are typically governed by privately negotiated credit agreements and covenants, and reporting requirements contained in the agreements may result in a delay in reporting their financial position to lenders, which in turn may result in the Fund’s investments being valued on the basis of this reported information. Further, the Fund is offered on a monthly basis and calculates a monthly NAV per Share. The Adviser seeks to evaluate on a monthly basis material information about the Fund’s portfolio companies; however, for the reasons noted herein, the Adviser may not be able to acquire and/or evaluate properly such information on a monthly basis. Due to these various factors, the Adviser’s fair value determinations could cause the Fund’s NAV on a valuation day to materially differ from what it would have been had such information been fully incorporated. As a result, investors who purchase Shares may receive more or less Shares and investors who tender their Shares may receive more or less cash proceeds than they otherwise would receive.
Portfolio Turnover Risk.
The Fund’s annual portfolio turnover rate may vary greatly from year to year, as well as within a given year.
However, portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to the Fund and, ultimately,
Shareholders, will be taxable as ordinary income. In addition, a higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses that are borne by the Fund.
Artificial Intelligence Risks.
As computing technology and data analytics advance, there has been a trend towards machine driven and artificially intelligent trading systems, particularly with respect to increasing levels of autonomy in trading decision capabilities.
Regulators of financial markets have become increasingly focused on the potential impact of artificial intelligence (“AI”) on investment activities and may issue regulations that affect the use of artificial technology in trading activities. Any such regulations may not have the effect on financial markets that regulators intend. The use of AI and machine learning technologies (collectively, “AI Technologies”), and the overall adoption of AI Technologies throughout society, create opportunities for the Fund and its portfolio companies, as well as new and unpredictable competitive, operational, legal, and regulatory risks. The Fund uses, and plans to expand its use of,
AI Technologies in connection with its business and investment activities. The Fund’s portfolio companies and investments also use such technologies, including, but not limited to, automation of operational tasks, identification of investment opportunities, investment due diligence, and investment decision-making. The Fund and its portfolio companies continue to evaluate the rapidly evolving landscape of AI Technologies. Actual use of AI Technologies varies across the Fund’s business, funds and portfolio companies, and investments. While the Fund expects, from time to time, to adopt and adjust usage policies and procedures governing the use of AI
Technologies by its personnel, there is a risk of misuse of such AI Technologies, failure of such AI Technologies to be available or to perform, or the introduction of inaccurate, biased or otherwise faulty outputs and security vulnerabilities, such as data leakage, which may go undetected on account of use of such AI Technologies, any of which could cause a material harm to the Fund or its portfolio companies. The Fund could also be exposed to the risks of AI if third-party service providers or any counterparties, whether or not known to the Fund, also use AI Technologies in their business activities. The Fund may not be in a position to control the use of AI
Technologies in third-party products or services. The use of AI Technologies could involve the input of confidential information in contravention of applicable policies, contractual obligations, or other restrictions, resulting in such information becoming accessible to third-party AI applications and their users. In addition, some of the Fund’s competitors may be more successful than we are in the development and implementation of new technologies, including services and platforms based on artificial intelligence to address investor demands or improve operations. If the Fund is unable to adequately advance its capabilities in these areas, or does so at a slower pace than others in the industry, the Fund may be at a competitive disadvantage. Similarly, if the Fund’s portfolio companies are unable to effectively adopt or implement AI Technologies, or lag behind their competitors in doing so, their competitive positions and business prospects may be negatively affected, which could adversely impact the value of the Fund’s investments. The increasingly widespread use of AI by issuers and market participants and investments in such technologies by issuers may significantly impact the economy, financial markets and issuers. Malicious actors may also use AI for fraud, hacking, or market manipulation. Issuers that engage in AI-related businesses or that increasingly use these technologies are particularly susceptible to the risks associated with AI and its rapid and unpredictable evolution, including (but not limited to) market and business risks, technology and product risks, cybersecurity and data security risks, and intellectual property risks.
Cybersecurity Risks.
Cybersecurity incidents and cyber-attacks have been occurring globally at a more frequent and severe level and will likely continue to increase in frequency in the future. The Advisers face various security threats on a regular basis, including ongoing cyber security threats to and attacks on their information technology infrastructure that are intended to gain access to their proprietary information, destroy data or disable, or degrade or sabotage their systems. These security threats could originate from a wide variety of sources, including unknown third parties outside of the Advisers. Although neither the Adviser nor Sub-Adviser is currently aware that it has been subject to cyber-attacks or other cyber incidents which, individually or in the aggregate, have materially affected its operations or financial condition, there can be no assurance that the various procedures and controls utilized to mitigate these threats will be sufficient to prevent disruptions to its systems.
The Advisers’ and issuers’ information and technology systems may be vulnerable to damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches, usage errors by their respective professionals, power outages and catastrophic events such as fires, tornadoes, floods, hurricanes and earthquakes.
In addition, the Fund will heavily rely on the Advisers’ and third parties’ financial, accounting, information and other data processing systems. Any failure or interruption of those systems, including as a result of the termination of an agreement with any third- party service providers, could cause delays or other problems in the Fund’s activities. If any of these systems do not operate properly or are disabled for any reason or if there is any unauthorized disclosure of data, whether as a result of tampering, a breach of its network security systems, a cyber-incident or attack or otherwise, the Fund and/or the Advisers could suffer substantial financial loss, increased costs, a disruption of their businesses, liability to their investors, regulatory intervention or reputational damage. In addition, the Advisers
operate
in a business that is highly dependent on information systems and technology
,
which may include cloud-based
technology and AI
systems and
operations,
that the Advisers rely on may not continue to be able to accommodate their growth, and the cost of maintaining such systems may increase from its current level. Such a failure to accommodate growth, or an increase in costs related to such information systems, could have a material adverse effect on the Fund and/or the Advisers.
A cybersecurity incident could have numerous material adverse effects, including on the operations, liquidity and financial condition of the Fund. Cyber threats and/or incidents
or sudden market, operational, technological (including widespread system outage or faulty updates to software applications) or other disruptions
could cause financial costs from the theft of Fund assets (including proprietary information and intellectual property) as well as numerous unforeseen costs, including, but not limited to: litigation costs, preventative and protective costs, remediation costs and costs associated with reputational damage, any one of which could have a materially adverse effect on the Fund. There can be no guarantee that the Fund will be able to prevent or mitigate such incidents. If systems and measures to manage risks relating to these types of events, are compromised, become inoperable for extended periods of time or cease to function properly, the Advisers, the Fund and/or an issuer may have to make a significant investment to fix or replace them.
The failure of these systems and/or of disaster recovery plans for any reason could cause significant interruptions in the
Advisers
’
, the
Fund’s and/or an issuer’s operations and result in a failure to maintain the security, confidentiality or privacy of sensitive data, including personal information relating to potential investors and Shareholders (and the beneficial owners of potential investors and Shareholders).
In addition, the Fund or the Advisers may not be in a position to verify the risks or reliability of third parties with which the Fund’s and the Advisers’ operations interface with and/or depend on third parties, including the Fund’s administrator and other service providers.
The Fund may suffer adverse consequences from actions, errors or failure to act by such third parties, and will have obligations, including indemnity obligations, and limited recourse against them.
Additionally, technological developments such as the use of
cloud-based service providers and/or services and the integration of artificial intelligence in systems and operations create new risks, which can be difficult to assess and anticipate. For example, the Fund’s service providers and market participants on which the Fund relies may use AI (such as machine learning or generative AI) and similar technologies in the provision of services to the Fund and its operations generally. Such use may subject these service providers and market participants and, in turn, their services and operations to increased risks associated with such technologies, including risk of errors, cyber security, data protection and information technology risk, operational risk, and legal, regulatory and compliance risk. In addition, any controls in place designed to mitigate such risks may be ineffective and the use of these technologies may change over time, which may present new risks and vulnerabilities. As a result, the Fund may experience adverse consequences, such as operational errors, from such use of AI and similar technologies.
Risks Relating to Fund’s RIC Status.
Although the Fund intends to elect as soon as is reasonably practicable, and intends to qualify annually thereafter, to be treated as a RIC under Subchapter M of the Code, no assurance can be given that the Fund will be able to qualify for and maintain RIC status. If the Fund qualifies as a RIC under the Code, the Fund generally will not be subject to corporate-level federal income taxes on its income and capital gains that are timely distributed (or deemed distributed) as dividends for U.S.
federal income tax purposes to its Shareholders. To qualify as a RIC under the Code and to be relieved of federal taxes on income and gains distributed as dividends for U.S. federal income tax purposes to the Fund’s Shareholders, the Fund must, among other things, meet certain source-of-income, asset diversification and distribution requirements. The distribution requirement for a RIC is satisfied if the Fund distributes dividends each tax year for U.S. federal income tax purposes of an amount generally at least equal to 90% of the sum of its net ordinary income and net short-term capital gains in excess of net long-term capital losses, if any, to the Fund’s
Shareholders.
RIC-Related Risks of Investments Generating Non-Cash Taxable Income.
Certain of the Fund’s investments will require the Fund to
recognize taxable income in a tax year in excess of the cash generated on those investments during that year. In particular, the Fund expects to invest in loans and other debt instruments that will be treated as having “market discount” and/or original issue discount
(“OID”) (such as debt instruments with PIK interest or, in certain cases, increasing interest rates or issued with equity or warrants) for
U.S. federal income tax purposes. Because the Fund may be required to recognize income in respect of these investments before, or without receiving, cash representing such income (e.g., PIK interest), the Fund may have difficulty satisfying the annual distribution requirements applicable to RICs and avoiding Fund-level U.S. federal income and/or excise taxes. Accordingly, the Fund may be required to sell assets, including at potentially disadvantageous times or prices, raise additional debt or equity capital, make taxable distributions of Shares or debt securities, or reduce new investments, to obtain the cash needed to make these income distributions.
If the Fund liquidates assets to raise cash, the Fund may realize additional gain or loss on such liquidations. In the event the Fund realizes additional net capital gains from such liquidation transactions, Shareholders may receive larger capital gain distributions than it or they would in the absence of such transactions.
Instruments that are treated as having OID for U.S. federal income tax purposes may have unreliable valuations because their continuing accruals require judgments about the collectability of the deferred payments and the value of any collateral. Loans that are treated as having OID generally represent a significantly higher credit risk than coupon loans. Accruals on such instruments may create uncertainty about the source of Fund distributions to Shareholders. OID creates the risk of non-refundable cash payments to the
Adviser based on accruals that may never be realized. In addition, the deferral of PIK interest also reduces a loan’s loan-to-value ratio at a compounding rate.
Some Investments May be Subject to Corporate-Level Income Tax.
The Fund may invest in certain royalty investments and debt and equity investments through taxable subsidiaries and the taxable income of these taxable subsidiaries will be subject to federal, state and potentially local corporate income taxes. The Fund may invest in certain foreign royalty investments and debt and equity investments which could be subject to foreign taxes (such as income tax, withholding and value added taxes).
The Fund will comply with provisions of Section 8 and Section 18 of the 1940 Act governing capital structure and leverage on an aggregate basis with any subsidiary. The Fund and any subsidiary will comply with provisions of Section 17 of the 1940 Act related to affiliated transactions and custody.
Uncertain Tax Treatment.
The Fund may invest a portion of its net assets in below investment grade instruments. Investments in these types of instruments may present special tax issues for the Fund. U.S. federal income tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless instruments, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a bankruptcy or workout context are taxable. These and other issues will be addressed by the Fund to the extent necessary in connection with the Fund’s intention to distribute sufficient income each tax year to minimize the risk that it becomes subject to U.S. federal income or excise tax.

Effects of Leverage [Text Block]
Effects of Leverage.
The table below assumes that borrowings represent approximately 15% of the Fund’s net assets as of
July
1,
2026
and the Fund bears expenses relating to such borrowings at an annual effective interest rate of 7.34% (based on interest rates for such borrowings as of a recent date). The table below also assumes that the annual return that the Fund’s portfolio must experience
(net of expenses not related to borrowings) in order to cover the costs of such leverage would be approximately
1.10
%. These
figures are estimates based on current market conditions, used for illustration purposes only.
Actual expenses associated with borrowings
used by the Fund may vary frequently and may be significantly higher or lower than the rate used for the example above.
The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effects of the Fund’s leverage due to senior securities on corresponding Share total return, assuming investment portfolio total returns (consisting of income and changes in the value of investments held in the Fund’s portfolio) of -10%, -5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns expected to be experienced by the Fund. Your actual returns may be greater or less than those appearing below.

Assumed Return on Portfolio (Net of Expenses not related to borrowings)	(10.00%)	(5.00%)	0.00%	5.00%	10.00%
Corresponding Share Total Return	(13.06%)	(7.18%)	(1.30%)	4.59%	10.47%

Annual Interest Rate [Percent]	7.34%
Effects of Leverage [Table Text Block]
The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effects of the Fund’s leverage due to senior securities on corresponding Share total return, assuming investment portfolio total returns (consisting of income and changes in the value of investments held in the Fund’s portfolio) of -10%, -5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns expected to be experienced by the Fund. Your actual returns may be greater or less than those appearing below.

Assumed Return on Portfolio (Net of Expenses not related to borrowings)	(10.00%)	(5.00%)	0.00%	5.00%	10.00%
Corresponding Share Total Return	(13.06%)	(7.18%)	(1.30%)	4.59%	10.47%

Return at Minus Ten [Percent]	(13.06%)
Return at Minus Five [Percent]	(7.18%)
Return at Zero [Percent]	(1.30%)
Return at Plus Five [Percent]	4.59%
Return at Plus Ten [Percent]	10.47%
Effects of Leverage, Purpose [Text Block]
The table below assumes that borrowings represent approximately 15% of the Fund’s net assets as of
July
1,
2026
and the Fund bears expenses relating to such borrowings at an annual effective interest rate of 7.34% (based on interest rates for such borrowings as of a recent date). The table below also assumes that the annual return that the Fund’s portfolio must experience
(net of expenses not related to borrowings) in order to cover the costs of such leverage would be approximately
1.10
%. These
figures are estimates based on current market conditions, used for illustration purposes only.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
Description of Capital Structure
The following description is based on relevant portions of the Delaware Statutory Trust Act, as amended, and on the Declaration of
Trust and the Fund’s
Bylaws
, as may be amended from time-to-time. This summary is not intended to be complete. Please refer to the
Delaware Statutory Trust Act, as amended, and the Declaration of Trust and the Fund’s
Bylaws
, copies of which have been filed as
exhibits to the Registration Statement of which this Prospectus forms a part, for a more detailed description of the provisions summarized below.
Shares of Beneficial Interest
The Declaration of Trust authorizes the Fund’s issuance of an unlimited number of Shares of beneficial interest, no par value. There is currently no market for Shares and the Fund does not expect that a market for Shares will develop in the foreseeable future. Pursuant to the Declaration of Trust and as permitted by Delaware law, Shareholders are entitled to the same limitation of personal liability extended to stockholders of private corporations organized for profit under the General Corporation Law of the State of Delaware, as
amended, and therefore generally will not be personally liable for the Fund’s debts or obligations.
Shares
Under the terms of the Declaration of Trust, all Shares, when consideration for Shares is received by the Fund, will be fully paid and nonassessable. Distributions may be paid to Shareholders if, as and when authorized and declared by the Board.
Shares will have no
preference, preemptive, appraisal, conversion, exchange, or redemption rights, and will be freely transferable, except where their transfer is restricted by law or contract.
The Declaration of Trust provides that the Board shall have the power to repurchase or redeem Shares. In the event of the Fund’s dissolution, after the Fund pays or adequately provides for the payment of all claims and obligations of the Fund, and upon the receipt of such releases, indemnities and refunding agreements deemed necessary by the
Board, each Share will be entitled to receive, according to its respective rights, a pro rata portion of the Fund’s assets available for distribution, subject to any preferential rights of holders of the Fund’s outstanding preferred shares, if any.
Each whole Share will be
entitled to one vote as to any matter on which it is entitled to vote, and each fractional Share will be entitled to a proportionate fractional vote. Shareholders shall be entitled to vote on all matters on which a vote of Shareholders is required by the 1940 Act, the Declaration of Trust, or a resolution of the Board.
There will be no cumulative voting in the election or removal of Trustees. Under the Declaration of Trust, the Fund is not required to hold annual meetings of Shareholders. The Fund only expects to hold Shareholder meetings to the extent required by the 1940 Act or pursuant to special meetings called by the Board or a majority of Shareholders.
Investors may buy Shares of the Fund through Financial Intermediaries or, in certain circumstances, directly from the Fund
. Orders
will be priced at the appropriate price next computed after it is received by a Financial Intermediary or the Fund, as applicable,
and
accepted by the Fund. A Financial Intermediary may hold Shares in an omnibus account in the Financial Intermediary’s name or the
Financial Intermediary may maintain individual ownership records. The Fund may pay the Financial Intermediary for maintaining individual ownership records as well as providing other shareholder services. Financial Intermediaries may charge fees for the services they provide in connection with processing your transaction orders or maintaining your account with them. Investors should check with their Financial Intermediary to determine if they are subject to these fees. Financial Intermediaries are responsible for placing orders correctly and promptly with the Fund, forwarding payment promptly. While Class I and Class IS Shares do not impose a front-end sales load, if you purchase Class I or Class IS Shares through certain Financial Intermediaries, they may directly charge you transaction or other fees in such amount as they may determine. Please consult your Financial Intermediary for additional information.
Preferred Shares and Other Securities
The Declaration of Trust provides that the Board may, subject to the Fund’s investment policies and restrictions and the requirements of the 1940 Act, authorize and cause the Fund to issue securities of the Fund other than Shares (including preferred shares, debt securities or other senior securities), by action of the Board without the approval of Shareholders. The Board may determine the terms, rights, preferences, privileges, limitations and restrictions of such securities as the Board sees fit.
Preferred shares could be issued with rights and preferences that would adversely affect Shareholders. Preferred shares could also be used as an anti-takeover device. Every issuance of preferred shares will be required to comply with the requirements of the 1940 Act.
The 1940 Act requires, among other things, that (i) immediately after issuance of preferred shares and before any distribution is made with respect to the shares and before any purchase of shares is made, the aggregate involuntary liquidation preference of such preferred shares together with the aggregate involuntary liquidation preference or aggregate value of all other senior securities must not exceed an amount equal to 50% of the Fund’s total assets after deducting the amount of such distribution or purchase price, as the case may be; and (ii)
the holders of preferred shares, if any are issued, must be entitled as a class to elect two Trustees at all times and to elect a majority of the Trustees if distributions on such preferred shares are in arrears by two years or more. Certain matters under the 1940 Act require the separate vote of the holders of any issued and outstanding preferred shares.
Outstanding Securities
The following table sets forth information about the Fund’s outstanding Shares as of
May 31
,
2026
.

	Amount Authorized	Amount Held by the Fund for its Own Account	Amount Outstanding
Class A Shares	Unlimited	—	1,000.00
Class D Shares	Unlimited	—	1,000.00
Class I Shares	Unlimited	—	12,177,508.91
Class IS Shares	Unlimited	—	1,000.00
Limitation on Liability of Trustees and Officers; Indemnification and Advance of Expenses
Pursuant to the Declaration of Trust, Trustees and officers of the Fund will not be subject in such capacity to any personal liability to the Fund or Shareholders, unless the liability arises from willful misfeasance, lack of good faith or gross negligence in the performance of their duties, or reckless disregard of their obligations and duties involved in the conduct of their office.
Except as otherwise provided in the Declaration of Trust, the Fund will indemnify and hold harmless any current or former Trustee or officer of the Fund against any liabilities and expenses (including reasonable attorneys’ fees relating to the defense or disposition of any action, suit or proceeding with which such person is involved or threatened), while and with respect to acting in the capacity of a
Trustee or officer of the Fund, except with respect to matters in which such person did not act in good faith in the reasonable belief that his or her action was in the best interest of the Fund, or in the case of a criminal proceeding, matters for which such person had reasonable cause to believe that his or her conduct was unlawful. In accordance with the 1940 Act, the Fund will not indemnify any
Trustee or officer for any liability to which such person would be subject by reason of his or her willful misfeasance, lack of good faith or gross negligence in the performance of his or her duties, or reckless disregard of his or her obligations and duties involved in the conduct of such person’s office. The Fund will provide indemnification to Trustees and officers prior to a final determination regarding entitlement to indemnification as described in the Declaration of Trust.
The Investment Management Agreement and the Sub-Advisory Agreement provide that, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties, or reckless disregard of its obligations and duties under the applicable agreement, the Adviser or the Sub-Adviser, as the case may be, is not liable for any error of judgment or mistake of law or for any loss the Fund suffers.
Pursuant to the Declaration of Trust, the Fund will advance the expenses of defending any action for which indemnification is sought if the Fund receives a written undertaking by the indemnitee which provides that the indemnitee will reimburse the Fund unless it is subsequently determined that the indemnitee is entitled to such indemnification.
Number of Trustees; Appointment of Trustees; Vacancies; Removal
The Declaration of Trust provides that the number of Trustees shall be fixed from time to time by the Trustees, provided, however, that the number of Trustees shall in no event be less than two. As set forth in the Declaration of Trust, a Trustee’s term of office shall continue until his or her death, resignation, removal, incompetence, or other incapacity to perform the duties of the office of a Trustee.
Subject to the provisions of the 1940 Act, individuals may be appointed by the Trustees at any time to fill vacancies on the Board by the appointment of such persons by a majority of the Trustees then in office. Each Trustee shall hold office until his or her successor shall have been appointed pursuant to the Declaration of Trust. To the extent that the 1940 Act requires that Trustees be elected by
Shareholders, any such Trustees will be elected by a plurality of all Shares voted at a meeting of Shareholders at which a quorum is present.
The Declaration of Trust provides that any Trustee may be removed (provided that after the removal the aggregate number of Trustees is not less than the minimum required by the Declaration of Trust) from office with cause only by action taken by a majority of the remaining Trustees (or, in the case of an Independent Trustee, only by action taken by a majority of the remaining Independent Trustees).
Action by Shareholders
The Declaration of Trust provides that Shareholder action can be taken at a meeting of Shareholders or by written consent in lieu of a meeting. Subject to the 1940 Act, the Declaration of Trust or a resolution of the Board specifying a greater or lesser vote requirement, the affirmative vote of a majority of Shares present in person or represented by proxy at a meeting and entitled to vote on the subject matter shall be the act of the Shareholders with respect to any matter submitted to a vote of the Shareholders.
Amendment of Declaration of Trust and Bylaws
Subject to the provisions of the 1940 Act, pursuant to the Declaration of Trust, the Board may make certain amendments to the Declaration of Trust without any vote of Shareholders. Pursuant to the Declaration of Trust and the Fund’s Bylaws, the Board has the exclusive power to amend or repeal the Fund’s Bylaws or adopt new Bylaws at any time.
No Appraisal Rights
In certain extraordinary transactions, some jurisdictions provide the right to dissenting Shareholders to demand and receive the fair value of their Shares, subject to certain procedures and requirements set forth in such jurisdiction’s statutes. Those rights are commonly referred to as appraisal rights. The Declaration of Trust provides that Shares shall not entitle Shareholders to appraisal rights.
Waiver of Jury Trial
The Declaration of Trust provides that each Trustee, officer, Shareholder and Person beneficially owning an interest in the Fund
(whether through a broker, dealer, bank, trust company or clearing corporation or an agent of any of the foregoing or otherwise), to the fullest extent permitted by law, including Section 3804(e) of the Delaware Statutory Trust Act, irrevocably waives any and all right to trial by jury in any such claim, suit, action or proceeding.
Exclusive Jurisdiction
The Declaration of Trust provides that each Trustee, officer, Shareholder and Person beneficially owning an interest in the Fund
(whether through a broker, dealer, bank, trust company or clearing corporation or an agent of any of the foregoing or otherwise), to the fullest extent permitted by law, including Section 3804(e) of the Delaware Statutory Trust Act, irrevocably agrees that any claims, suits, actions or proceedings arising out of or relating in any way to the Fund or its business and affairs, the Statutory Trust Act, the
Declaration of Trust or the Fund’s Bylaws or asserting a claim governed by the internal affairs (or similar) doctrine shall be exclusively brought in the Court of Chancery of the State of Delaware or, if such court does not have subject matter jurisdiction thereof, any other court in the State of Delaware with subject matter jurisdiction. In submitting to the jurisdiction of the courts of Delaware, a Trustee, officer, Shareholder or Person beneficially owning an interest in the
Fund
may have to bring suit in an inconvenient and less favorable forum. This provision shall not apply to claims arising under federal or state securities laws.
Conflict with Applicable Laws and Regulations
The Declaration of Trust provides that if and to the extent that any provision of the Declaration of Trust conflicts with any provision of the 1940 Act, the provisions under the Code applicable to the Fund as a RIC or other applicable laws and regulations, the conflicting provision shall be deemed never to have constituted a part of the Declaration of Trust; provided, however, that such determination shall not affect any of the remaining provisions of the Declaration of Trust or affect the validity of any action taken or omitted to be taken prior to such determination.

Outstanding Securities [Table Text Block]
The following table sets forth information about the Fund’s outstanding Shares as of
May 31
,
2026
.

	Amount Authorized	Amount Held by the Fund for its Own Account	Amount Outstanding
Class A Shares	Unlimited	—	1,000.00
Class D Shares	Unlimited	—	1,000.00
Class I Shares	Unlimited	—	12,177,508.91
Class IS Shares	Unlimited	—	1,000.00

Risks Relating to Investment Strategies, Fund Investments, and the Fund's Investment Program [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Relating to Investment Strategies, Fund Investments, and the Fund’s Investment Program
Market Risk.
The success of the Fund’s activities will be affected by general economic and market conditions, such as interest rates, availability of credit, credit defaults, inflation rates, economic uncertainty, changes in laws (including laws relating to taxation of the
Fund’s investments), trade barriers,
economic sanctions (including tariffs),
currency exchange controls, disease outbreaks, pandemics,
and national and international political, environmental and socioeconomic circumstances (including threatened or actual
wars,
terrorist acts or security operations). In addition, the current U.S. political environment and the resulting uncertainties regarding actual and potential shifts in U.S. foreign investment, trade, taxation, economic, environmental and other policies under the current
Administration, as well as the impact of geopolitical tension, such as a deterioration in the bilateral relationship between the U.S. and
China, an escalation in conflict between Russia and Ukraine, significant conflict between Israel, Hamas and Iran in the Middle East or other systemic issuer or industry-specific economic disruptions, could lead to disruption, instability and volatility in the global markets.
Unfavorable economic conditions also would be expected to increase the Fund’s funding costs, limit the Fund’s access to the capital markets or result in a decision by lenders not to extend credit to the Fund.
Economic sanctions may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals.
Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Fund’s investments in such securities less liquid or more difficult to value. Such sanctions may also cause a decline in the value of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and may result in economic
disruptions in the sanctioned country and in countries with economic ties to the sanctioned country
.
When the United States is a significant
trading partner of a foreign country in which the Fund may invest or to which the Fund may be exposed, such foreign country may be particularly sensitive to changes in U.S. foreign trading policies, including the threat or actual imposition of tariffs, sanctions or other similar measures. The imposition of tariffs (or threats thereof), trade restrictions, currency restrictions, deficit levels and any reduction plans and other federal government initiatives as well as foreign policy tensions with foreign nations, including embargoes, sanctions and trade wars, or similar actions (or retaliatory measures taken in response to such actions) could lead to price volatility and overall declines in the U.S. and global investment markets.
In addition, as a result of economic sanctions and other similar governmental actions or developments, the Fund may be forced to sell or otherwise dispose of foreign investments at inopportune times or prices.
Sanctions and other similar measures could significantly delay or prevent the settlement of securities transactions or their valuation, and significantly impact the Fund’s performance. Sanctions and other similar measures also may be in place for substantial periods of time and enacted with limited advance notice. The type and severity of sanctions and other measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict.
Current and historic market turmoil has illustrated that market environments may, at any time, be characterized by uncertainty, volatility and instability. Serious economic disruptions may result in governmental authorities and regulators enacting significant fiscal and monetary policy changes, including by providing direct capital infusions into companies, introducing new monetary programs and considerably increasing or lowering interest rates, which, in some cases resulted in negative interest rates.
As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. These types of events quickly and significantly impact markets in the
U.S. and across the globe leading to extreme market volatility and disruption. The extent and nature of the impact on supply chains or economies and markets from these events is unknown, particularly if a health emergency or other similar event, such as the
COVID-19 pandemic, persists for an extended period of time.
Furthermore, technological developments (including those related to artificial intelligence) or failures (such as widespread system outages, disruptions or faulty updates to software applications) and other similar events, each of which may be temporary or may last for extended periods, may impact the value of the Fund’s investments.
Adverse changes in one sector or industry or with respect to a particular company could negatively impact companies in other sectors or industries or increase market volatility as a result of the interconnected nature of economies and markets and thus negatively affect the Fund’s performance, even if the Fund does not directly invest in issuers that participate in the sectors or industries experiencing these changes. These types of adverse developments could result from under-regulated markets, novel and maturing markets (for example, the markets for artificial intelligence, cryptocurrencies and digital or blockchain assets and technologies), systemic risk, natural market forces, bad actors or other scenarios and could negatively affect the Fund’s performance or operations.
The
value of the Fund’s investments may decrease as a result of such events, particularly if these events adversely impact the operations and effectiveness of the Adviser, the Sub-Adviser or key service providers or if these events disrupt systems and processes necessary or beneficial to the investment advisory or other activities on behalf the Fund.
The Fund’s investment strategy and the availability of opportunities satisfying the Fund’s risk-adjusted return parameters relies in part on observable trends and conditions in the financial markets and in some cases the improvement of such conditions. Trends and historical events do not imply, forecast or predict future events and, in any event, past performance is not necessarily indicative of future results. There can be no assurance that the assumptions made or the beliefs and expectations currently held by the Sub-Adviser will prove correct and actual events and circumstances may vary significantly.
Many of the issuers in which the Fund will make investments may be susceptible to economic slowdowns or recessions and may be unable to repay the loans made to them during these periods. Therefore, non-performing assets may increase and the value of the
Fund’s portfolio may decrease during these periods as the Fund is required to record the investments at their current fair value.
Adverse economic conditions also may decrease the value of collateral securing the Fund’s loans and the value of its equity investments.
Economic slowdowns or recessions could lead to financial losses in the Fund’s portfolio and a decrease in revenues, net income and assets. Unfavorable economic conditions also could increase the Fund’s and the issuers’ funding costs, limit the Fund’s and the issuers’ access to the capital markets or result in a decision by lenders not to extend credit to the Fund or the issuers. These events could prevent the Fund from increasing investments and harm its operating results.
An issuer’s failure to satisfy financial or operating covenants imposed by the Fund or other lenders could lead to defaults and, potentially, acceleration of the time when the loans are due and foreclosure on its secured assets, which could trigger cross-defaults under other agreements and jeopardize the issuer’s ability to meet its obligations under the debt that the Fund holds. The Fund may incur additional expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer. In addition, if one of the issuers were to go bankrupt, depending on the facts and circumstances, including the extent to which the Fund will actually provide significant managerial assistance to that issuer, a bankruptcy court might subordinate all or a portion of the Fund’s claim to that of other creditors.
The prices of financial instruments in which the Fund may invest can be highly volatile. General fluctuations in the market prices of securities may affect the value of the investments held by the Fund. Instability in the securities markets may also increase the risks inherent in the Fund’s investments.
Availability of Suitable Investments Risk.
While the Sub-Adviser believes that many attractive investments of the type in which the
Fund expects to invest are currently available, there can be no assurance that such investments will continue to be available or that available investments will continue to meet the Fund’s investment criteria. Furthermore, the Fund may be unable to find a sufficient number of attractive investment opportunities to meet its investment objective. Past performance is not indicative of future performance.
Market Disruptions Risk.
The U.S. capital markets have experienced extreme volatility and disruption following the conflicts between
Russia and Ukraine and in the Middle East. Disruptions in the capital markets have increased the spread between the yields realized on risk-free and higher risk securities, resulting in illiquidity in parts of the capital markets. These and future market disruptions and/or illiquidity would be expected to have an adverse effect on the Fund’s business, financial condition, results of operations and cash flows. Unfavorable economic conditions also would be expected to increase the Fund’s funding costs, limit the Fund’s access to the capital markets or result in a decision by lenders not to extend credit to the Fund. During periods of market disruption, portfolio companies may be more likely to seek to draw on unfunded commitments the Fund has made, and the risk of being unable to fund such commitments is heightened during such periods. These events have limited and could continue to limit the Fund’s investment originations, limit the Fund’s ability to grow and have a material negative impact on the Fund’s operating results and the fair values of the Fund’s debt and equity investments.
Concentration Risk.
Investments that are concentrated in particular industries, sectors or types of investments may be subject to greater risks of adverse developments in such areas of focus than investments that are spread among a wider variety of industries, sectors or investments. Investments in a select group of securities can be subject to a greater risk of loss and may be more volatile than investments that are more diversified.
Non-Diversified Status.
The Fund is a “non-diversified” investment company for purposes of the 1940 Act, which means that it is not subject to percentage limitations under the 1940 Act on the percentage of its assets that may be invested in the securities of any one issuer. The Fund’s NAV may therefore be subject to greater volatility than that of an investment company that is subject to such a limitation on diversification. In addition, while the Fund is a “non-diversified” fund for purposes of the 1940 Act, the Fund intends to elect to be treated for U.S. federal income tax purposes as soon as is reasonably practicable, and intends to qualify annually thereafter, as a
RIC under the Code. To qualify as a RIC under the Code, the Fund must, among other things: diversify its holdings so that, at the end of each quarter of each taxable year, (A) at least 50% of the market value of the Fund’s assets is represented by cash, cash items, U.S.
government securities, securities of other RICs and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer and (B) not more than 25% of the market value of the Fund’s total assets is invested in the securities (other than U.S. government securities and the securities of other regulated investment companies) of (1) any one issuer, (2) any two or more issuers that the Fund controls and that are determined to be engaged in the same business or similar or related trades or businesses, or (3) any one or more “qualified publicly traded partnerships”. The Fund distributes
at least annually all or substantially all of
its investment company taxable income and net capital gains as dividends to Shareholders; however, this policy may be changed at any time by the Fund.
Credit Risk.
One of the fundamental risks associated with the Fund’s investments is credit risk, which is the risk that an issuer will be unable to make principal and interest payments on its outstanding debt obligations when due. The Fund’s return to investors would be adversely impacted if an issuer of debt in which the Fund invests becomes unable to make such payments when due.
Although the Fund may make investments that the Sub-Adviser believes are secured by specific collateral, the value of which may initially exceed the principal amount of such investments or the Fund’s fair value of such investments, there can be no assurance that the liquidation of any such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal payments with respect to such investment, or that such collateral could be readily liquidated. The Fund may also invest in leveraged loans, high yield securities, marketable and non-marketable common and preferred equity securities and other unsecured investments, each of which involves a higher degree of risk than senior secured loans. Furthermore, the Fund’s right to payment and its security interest, if any, may be subordinated to the payment rights and security interests of a senior lender, to the extent applicable.
Certain of these investments may have an interest-only payment schedule, with the principal amount remaining outstanding and at risk until the maturity of the investment. In addition, loans may provide for payments-in-kind, which have a similar effect of deferring current cash payments. In such cases, an issuer’s ability to repay the principal of an investment may depend on a liquidity event or the long-term success of the company, the occurrence of which is uncertain.
With respect to the Fund’s investments in any number of credit products, if the borrower or issuer breaches any of the covenants or restrictions under the credit agreement that governs loans of such issuer or borrower, it could result in a default under the applicable indebtedness as well as the indebtedness held by the Fund. Such default may allow the creditors to accelerate the related debt and may result in the acceleration of any other debt to which a cross-acceleration or cross-default provision applies. This could result in an impairment or loss of the Fund’s investment or a pre-payment (in whole or in part) of the Fund’s investment.
Similarly, while the Fund will generally target investments in companies it believes are of high quality, these companies could still present a high degree of business and credit risk. Companies in which the Fund invests could deteriorate as a result of, among other factors, an adverse development in their business, a change in the competitive environment or the continuation or worsening of the current (or any future) economic and financial market downturns and dislocations. As a result, companies that the Fund expected to be stable or improve may operate, or expect to operate, at a loss or have significant variations in operating results, may require substantial additional capital to support their operations or maintain their competitive position, or may otherwise have a weak financial condition or experience financial distress. In addition, exogenous factors such as fluctuations of the equity markets also could result in warrants and other equity securities or instruments owned by the Fund becoming worthless.
Competition Risk.
The markets for securities in the Fund’s investment program are highly competitive. The Fund will be competing for investment opportunities with a significant number of financial institutions as well as various institutional investors. Some of these competitors are larger and have greater financial, human, and other resources than the Fund and may in certain circumstances have a competitive advantage over the Fund. As a result of this competition, there may be fewer attractively priced investment opportunities than in the past, which could have an adverse impact on the ability of the Fund to meet its investment goals. There can be no assurance that the returns on the Fund’s investments will be commensurate with the risk of investment in the Fund.
No Assurance of Investment Return.
The Fund’s task of identifying and evaluating investment opportunities, managing such investments, and realizing a significant return for investors is difficult. Many organizations operated by persons of competence and integrity have been unable to make, manage, and realize a profit on such investments successfully. The Advisers believe that the investment strategy and investment approach moderate this risk through a careful selection of securities and other financial instruments. However, there is no assurance that the Fund will be able to invest its capital on attractive terms or generate returns for its investors.
Investors in the Fund could experience losses on their investment.
Broadly Syndicated Loan Risk.
The Fund
invests
directly or indirectly in BSLs. BSLs are typically originated and structured by banks on behalf of large corporate borrowers. The proceeds of BSLs are often used for leveraged buyout transactions, mergers and acquisitions, recapitalizations, refinancings, and financing capital expenditures. BSLs are typically distributed by the arranging bank to a diverse group of investors primarily consisting of: collateralized loan obligations; senior secured loan and high yield bond mutual funds; closed-end funds, hedge funds, banks, and insurance companies; and finance companies. A borrower must comply with various covenants contained in a loan agreement or note purchase agreement between the borrower and the holders of the broadly syndicated loan. Investments in BSLs may expose the Fund to different risks, including with respect to liquidity, price volatility, ability to restructure loans, credit risks and less protective loan documentation. Fluctuations in the market price of securities may affect the value of the BSL’s investments and may increase the risks inherent in such investments. The ability to sell the investments in the market may depend on demand, which may be impracticable or impossible in certain market environments. Despite diversification, high concentration may arise in certain markets. Problems may be encountered in the valuation or sale of certain investments, and in some cases, investments may have to be sold below their value. Some investments may involve assets which are exposed to high market, credit and liquidity risks (including the risk of insolvency or bankruptcy of the borrower). Investments may be leveraged at the level of the investment (e.g., by margin borrowing or otherwise). If the capital gains on the investments acquired with leverage are greater than the interest on the loans, the investment’s assets will increase faster than if no leverage had been used. In the event of price falls, this leverage is outweighed by a more rapid decline in the investment’s assets.
Intellectual Property Risk.
The Fund invests at least 25% of its total assets in “Intellectual Property Rights Industries”, which is the group of industries where the value and/or potential value of the Fund’s investments arise from, or are underpinned by, intellectual property rights (such as copyrights, trademarks, patents, licenses, or other rights to intellectual property): media and entertainment
(music, film, and television), pharmaceuticals and healthcare, and consumer discretionary (sports and brands). Each of these royalty types has its own particular dependency on the robustness and enforcement of intellectual property (“IP”) laws.
Entertainment Royalties:
In entertainment royalties, the protection and duration of copyrights are essential. Copyrights are generally valid for the life of the creator plus an additional 50 to 70 years, depending on the jurisdiction. As these protections near expiration, the content transitions to the public domain, and its ability to generate revenue ceases. Changes in legislation that modify copyright duration or enforcement can significantly impact the Fund’s financial outcomes.
Pharmaceutical/Healthcare Royalties:
Pharmaceutical and healthcare royalties rely heavily on patent protection. The portfolio’s value can be affected by patent litigation, the emergence of non-infringing alternative technologies, and the natural expiration of patents, which then allows generic products to enter the market. Such events may reduce the projected royalty streams essential for the Fund’s performance.
Brand Royalties:
Investments in brand royalties depend on the strength of trademarks and patents, which secure exclusive market rights for distinctive names, logos, designs, and innovations. Vulnerabilities may arise if these IP rights are infringed upon, used without authorization, legally challenged, or invalidated in court. These incidents not only may threaten revenue but can also lead to expensive legal defenses necessary to maintain the IP rights.
Technological and Operational Risks:
Advances in technology, especially prevalent in entertainment, have simplified the distribution and reproduction of copyrighted content, amplifying the risk of infringements and complicating enforcement efforts.
Additionally, the effectiveness of IP law enforcement varies globally, with some regions showing lax enforcement that leads to increased piracy and unauthorized usage, thereby diluting market value and diminishing legitimate revenues.
Licensing Agreement Stability Risk.
Royalty investments in entertainment, pharmaceuticals/healthcare, and brands typically rely on licensing agreements. These agreements grant the licensor the right to receive royalty payments in exchange for the authorized use of specific intellectual properties.
Stability of Licensing Agreements:
The continuity and profitability of these income streams hinge significantly on the durability and enforceability of such licensing agreements. There is an inherent risk that during renegotiation phases, these contracts may not be renewed under terms as favorable as the original, or they might be terminated prematurely. Such occurrences can disrupt or reduce the future royalty payments expected by the Fund.
Entertainment Royalties:
In fields such as music, film, television, and sports, the popularity and relevance of the content can fluctuate, impacting the terms and viability of licensing agreements. Shifts in consumer preferences and technological advancements that alter content consumption can further influence these agreements’ stability.
Pharmaceutical/Healthcare Royalties:
Licensing agreements for
pharmaceuticals and healthcare
are often tied to patent
lifecycles and regulatory approvals, adding layers of complexity and potential instability if there are changes in legal or health standards.
Brand
Royalties
:
The strength of the brand and its market position predominantly influence licensing agreements. Market competition and brand perception shifts can lead to renegotiations or terminations of existing agreements, affecting royalty income.
Counterparty Risk.
Licensees may experience financial difficulties or operational disruptions that hinder their capacity to meet their contractual obligations. Such challenges could lead to reduced or halted royalty payments to the Fund, impacting its financial health.
The inherent uncertainties related to licensing agreement stability and counterparty solvency remain significant factors that could affect the overall investment performance.

Entertainment Royalties Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Entertainment Royalties Risks
Market Volatility and Consumer Trends.
Entertainment-related royalties are characterized by inherent volatility, influenced by rapidly changing consumer preferences and ongoing technological evolution. As new platforms emerge and existing ones adapt, the dynamics of royalty generation undergo substantial shifts. For instance, the transition from paid downloads to streaming services has fundamentally altered revenue models, indicating how sensitive royalty streams are to changes in distribution channels.
Alongside these technological transformations, the transient nature of entertainment trends adds another layer of unpredictability. The
Fund’s returns are susceptible to current trends, with genres, artists, songs, actors, sports, teams or athletes potentially gaining or losing popularity rapidly due to social media or broader cultural shifts. Such fluctuations can lead to abrupt and significant declines in royalty income, as the popularity of specific entertainment forms may fade as quickly as it emerged.
Moreover, royalty investments in entertainment are often closely tied to the continued success of a select group of artists, actors, or athletes. Although the Fund will develop a diverse portfolio of such investments, dependency on a narrow selection of these figures means that any adverse developments, such as a dip in popularity or reputational issues could have a material impact on the Fund’s overall financial performance.
The combination of fast-paced technological advancements that alter how royalties are collected, and the fickle nature of consumer entertainment preferences, creates a complex and challenging environment for managing investments.
Content Production and Performance Risk in Entertainment.
Investments in entertainment royalties face significant exposure to the unpredictability of content production outcomes and audience reception. The commercial success of films, television shows, and sports broadcasts is not guaranteed and hinges on a myriad of factors, including public appeal, critical reviews, and accolade recognition, all of which drive viewership numbers and revenue potential. If a project fails to connect with its intended audience or falls short of expectations, it may suffer from suboptimal viewership, box office performance, or reduced broadcasting rights valuations. Such underperformance may translate to a decline in the royalty income for the Fund. Given the inherent risks of audience fickleness and the hit-or-miss nature of entertainment successes, the performance of the Fund’s entertainment investments is subject to volatility based on the market reception of their content.
Technological Disruption and Distribution and Platform Dynamics Risk in Entertainment Royalties.
As a result of rapid technological
change and shifting consumer preferences, the mechanisms by which entertainment content is distributed are critically important to success of royalty investments in entertainment. Emerging technologies like virtual reality (VR) experiences and AI-generated media content represent potential disruptions to traditional revenue models, as they may alter how consumers engage with entertainment content. The performance of the Fund’s entertainment investments is tied to the ability of the Fund and its investment counterparties’ ability to adapt to and capitalize on the array of emerging and existing distribution channels ranging from online streaming services and digital downloads to traditional cable and broadcast networks. These distribution agreements are essential to the content’s market penetration and revenue generation. By way of example, music related investments will generally be generated from digital streaming and the Fund may be vulnerable to certain digital platforms, such as Spotify, Apple Music, Amazon Music or other providers, coming to dominate the market in the near future. If the popularity of a small number of these platforms increases, the Fund may become more exposed to the performance of those platforms, or to those platforms’ promotion of music owned by the
Fund relative to other music on their platforms. To the extent that a small number of platforms achieve a high level of dominance in the market, those platforms could use their position to reduce royalty rates or alter royalty collection practices in a manner which is detrimental to copyright owners, songwriters and publishers. If one or more dominant platforms is successful in adversely altering royalty collection practices, or reducing royalty rates, then this may have a material adverse effect on the performance of the Fund’s music investments.
Valuation and Collection Risks Associated with Music Royalties.
The valuation of music catalogues is inherently subjective and complex, resulting from a variety of factors that can be uncertain and difficult to predict, including the availability of data, historical revenue streams, and projections of future performance to value music catalogues. The Fund’s performance may be adversely affected if the valuations of the music catalogues in which it invests are inaccurate or become less favorable.
Royalties are typically paid by various entities, such as recording companies, streaming platforms, radio stations, collection societies and others who use the music. The Fund must rely on these entities to accurately report and remit the correct amount of royalties due. There is a risk that these entities may fail to report accurately or that there may be delays in the collection of royalties due to errors, disputes, or inefficiencies in the royalty collection process.
The Fund may also face challenges in tracking royalties across different countries and jurisdictions, each with its own set of regulations and collection societies. The international nature of music licensing can lead to additional complexities in royalty collection, including currency exchange risks, differing tax treatments, and the potential for foreign regulatory changes that could affect royalty income.

Pharmaceutical and Healthcare Royalties Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Pharmaceutical and Healthcare Royalties Risks
Regulatory and Approval Risk.
Investing in pharmaceutical and healthcare royalties involves significant exposure to regulatory hurdles and approval processes that are inherently complex, resource-intensive, and uncertain. Although the Fund will be largely focused on approved products, to the extent that the Fund makes investments in pre-approval products, it will be exposed to risk that such products will either not receive such regulatory approvals or that receipt of such approvals will be delayed. In these circumstances, the Fund may suffer a material adverse impact on the expected royalty streams from such products. Moreover, the evolving regulatory landscape can impose new requirements, leading to additional costs and further delays. As royalties are often tied to the commercial success of approved products, any disruption in the approval timeline can have a material adverse effect on the revenue and overall performance of the Fund’s pre-approval investments in pharmaceutical and healthcare royalties.
Healthcare Payer and Pricing Pressure.
A pivotal risk factor in revenue streams from pharmaceutical and healthcare royalties lies in the increasingly intense pressure exerted on drug pricing by insurance companies, government healthcare schemes, and other third-party payers. These stakeholders, in their efforts to control healthcare costs, are often in positions to negotiate lower prices for medications, which can lead to substantial shifts in reimbursement rates and pricing structures. Legislative or policy changes such as those pertaining to drug price capping, revisions in national healthcare policies, or the introduction of more aggressive cost-containment measures can further exacerbate these pressures. Consequently, the profitability of pharmaceutical products and related healthcare services may be compromised, with a possible impact on the royalty income from the Fund’s investments in the pharmaceutical and healthcare industries.
Product Liability and Safety Risk.
Utilization of pharmaceutical and healthcare royalties involves substantial risk associated with product liability and safety concerns. Medications and healthcare products are rigorously scrutinized for safety and efficacy, yet post-market adverse events, such as unanticipated side effects or complications, can still arise. Such incidents may trigger product recalls, safety alerts, or the imposition of regulatory sanctions. The legal ramifications of these can be significant, with the potential for costly litigation and substantial settlement payouts. Beyond the direct financial impact, these issues can erode consumer trust and lead to diminished product demand. In this event, any decline in sales will result in a decrease in royalty payments, with a potentially adverse impact on the revenue stream from affected investments.
Market Adoption and Competitive Landscape Risk.
Once a product has received regulatory approval, its performance will be dependent upon successful market adoption but there is no certainty that healthcare professionals or patients will favor a new product over existing alternatives. Furthermore, intense competition from other branded drugs, as well as the potential entry of generic or biosimilar competitors once patent protections expire, can erode market share and put pressure on profit margins. The emergence of new treatments, changes in clinical guidelines, or shifts in consumer preferences can also disrupt market dynamics. Consequently, even a product that achieves regulatory approval may not generate the anticipated level of sales, thereby adversely affecting the royalty income generated by the Fund’s investments in pharmaceutical and healthcare royalties.
Manufacturing and Supply Chain Risks.
Investments in pharmaceutical and healthcare royalties are exposed to substantial risks stemming from disruptions in manufacturing processes and supply chains. These disruptions can result in drug shortages or product recalls, which significantly impact the sales of pharmaceutical products and the corresponding royalty income for the Fund. Such events compromise the immediate availability of essential healthcare products, eroding consumer trust and tarnishing the brand reputation.
Moreover, these disruptions can trigger regulatory scrutiny and potential legal challenges, which may entail additional costs and further impair financial performance. The interconnected nature of global supply chains also means that local issues can quickly escalate, affecting production and distribution on an international scale.

Brand Royalties Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Brand Royalties Risks
Brand Value and Consumer Sentiment Risk.
The financial prospects of investments in branded goods are intrinsically tied to the strength and consumer perception of these brands. Shifts in consumer tastes, emerging trends, or negative associations can have an adverse impact on consumer perception and loyalty and incidents such as public relations crises, product recalls, or controversies can tarnish a brand’s image. Any of these can lead to a potential decline in sales and the Fund may experience a corresponding decrease in royalty revenue from its investments in branded goods.
Counterfeit Goods Risk.
Investing in brand royalties inherently exposes the fund to the risks associated with counterfeit goods. Counterfeiting, a form of intellectual property infringement, can significantly undermine the value of the original brand and diminish royalty revenue. The global proliferation of counterfeit products, often facilitated by complex international networks and online platforms, complicates the enforcement of intellectual property rights and the monitoring of unauthorized reproductions. Losses due to counterfeit goods not only affect direct revenue but can also damage the brand’s reputation, leading to a further decline in legitimate sales and impacting the long-term viability of the royalty investment. The Fund’s performance may suffer if it invests in brands that are heavily targeted by counterfeiters and if effective anti-counterfeiting measures are not in place.
Product Liability and Recall Risk.
Investments in brand royalties are subject to the risk of product liability claims and the necessity for product recalls. If a product affiliated with a brand in the fund’s portfolio is found to be defective or harmful, resulting in personal injury or property damage, substantial legal and financial liabilities could arise. Additionally, the costs associated with recalling a defective product can be significant and may include expenses related to logistics, destruction of inventory, and public relations efforts to restore brand confidence. Such events not only lead to direct financial losses but also tarnish the brand image, potentially eroding consumer trust and diminishing the value of future royalty payments. The occurrence of product liability issues or recalls can, therefore, severely impact the profitability and asset value of the Fund.

Risk Factors Relating to Royalties Created through the Permitted Exploitation of Sub-Surface Rights or Natural Resources through Licenses/Permits/Legal Rights [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risk Factors Relating to Royalties Created through the Permitted Exploitation of Sub-Surface Rights or Natural Resources
through Licenses/Permits/Legal Rights.
Market Volatility and Commodity Price Fluctuations in Extractive Industries.
Investing in sub-surface rights or natural resources
royalties exposes investors to significant market volatility and commodity price fluctuations. Returns from such assets are heavily influenced by unpredictable supply and demand dynamics as the extraction and processing of minerals and metals are crucial for various advanced technologies. Factors such as rapid technological advancements, shifting consumer preferences, and fluctuating investor sentiment can dramatically affect commodity prices. Additionally, global economic trends, currency exchange rate movements, and shifts in industrial demand can precipitate abrupt and substantial price changes. These factors collectively can significantly impact the profitability, viability, and expected returns of investments in these volatile markets, thereby affecting the Fund’s performance.
Technological and Operational Risks in Extractive Activities.
Investments in extractive activities are subject to significant technological and operational risks. The rapid pace of innovation can quickly render existing extraction technologies obsolete as new, more efficient methods emerge, disrupting established market practices. This constant evolution could pose a threat to the competitiveness and viability of current investments. Moreover, the inherently unpredictable nature of extraction operations, whether mining or drilling, often results in unexpected challenges such as equipment failures, unforeseen geological conditions, or variations in resource quality.
Such technical disruptions can necessitate costly emergency repairs, escalate operational costs, and potentially halt production activities.
These interruptions may amplify investment risks and jeopardize the continuity and profitability of extraction operations, impacting the Fund’s expected royalty income and overall returns.
Public Perception.
The viability and profitability of mining and drilling projects in the extractive industries are influenced by public support. When public perception turns negative or when local communities oppose projects, there may be negative consequences.
These may include regulatory delays imposed by governments responding to public concerns, increased operational costs as companies invest more to address community issues, or even complete cessation of projects if the opposition is strong enough. Such negative outcomes not only affect the specific projects in question but can also extend to tarnish the reputation of the companies involved, potentially eroding the broader investment prospects of the Fund in these assets.
Impact of Supply Dynamics on Resource Markets in the Extractive Sector.
The markets for natural resources, including minerals
and natural gas, are deeply influenced by complex and often volatile supply dynamics. Various factors contribute to these dynamics, including geopolitical tensions that may arise from conflicts or diplomatic disputes in resource-rich regions, which can disrupt supply chains and lead to significant fluctuations in availability. Additionally, technological advancements can either enhance resource extraction efficiency, leading to an increase in supply, or fail unexpectedly, causing abrupt production halts.
Operational disruptions such as labor strikes, equipment failures, or natural disasters can also significantly impact supply levels, leading to immediate effects on commodity prices and, subsequently, royalty income derived from these resources.
Risks of Environmental Liabilities.
The operations of extractive activities are subject to numerous statutes, rules and regulations relating to environmental protection. There is the possibility of existing or future environmental contamination, including soil and groundwater contamination, as a result of the spillage of hazardous materials or other pollutants. Environmental statutes, rules and regulations of the jurisdiction in which an investment is situated may render a current or previous owner or operator of an extractive
company liable for non-compliance with applicable environmental and health and safety requirements and for the costs of investigation, monitoring, removal or remediation of hazardous materials. These laws often impose liability whether or not the owner or operator knew of, or was responsible for, the presence of hazardous materials. The presence of these hazardous materials on a property could also result in personal injury, property damage or similar claims by private parties. Any liability of such companies resulting from non-compliance or other claims relating to environmental matters could have a material adverse effect on the ability of such companies to generate revenue and may, therefore, potentially affect royalty income derived from that investment.
Infrastructure and Market Access Risks in Extractive Industries.
Robust infrastructure and unimpeded market access are fundamental for the successful monetization of resources extracted from mining and drilling operations. Efficient transportation networks —
including roads, railways, and ports — are essential to move commodities from remote extraction sites to global markets cost-effectively.
Inadequacies in this infrastructure can lead to significant logistical inefficiencies, escalating transportation costs, and delays that may erode and reduce royalty income. Additionally, trade barriers such as tariffs, quotas, and stringent regulatory requirements can severely restrict market entry and distort commodity pricing structures, further impacting the financial outcomes of extractive projects (and consequently impact the value of royalties).
Seasonal Weather Risk and Climate Change.
Individual weather events and seasonal weather conditions such as high rainfall, floods, high temperatures and evaporation or prolonged drought may impact the supply of and demand for water in particular regions and consequently the price of water and water entitlements, both positively and negatively. Depending on the weather event, price impacts may be short term or sustained. In the long-term, it is likely that climate change will impact the demand, supply, and quality of water available for consumptive use in different ways from region to region.
Technology and Structural Risk.
Technological advances (e.g.
,
desalination plants, water transfer infrastructure
, etc.
) may generate
additional or substitute water supply for agricultural, industrial, mining, and urban use, placing downward pressure on the price of water. Higher water prices and an uncertain water supply are prompting irrigators to become more water efficient. This includes switching to less water-intensive crops, dry-land farming and adopting new technology (e.g.
,
sub-surface drip, lateral moves,
improved irrigation infrastructure
,
etc.). Reduced demand by irrigators may place downward pressure on prices.
Cyclical Risk.
As an essential input to agricultural, industrial, and mining operations, demand for water is influenced by economic and commodities cycles. During cyclical lows there may be downward pressure on the price of water and/or water entitlements.

Carbon Credit Royalties Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Carbon Credit Royalties Risks
Carbon Emission Trading and Market Stability.
There is no guarantee that carbon emission trading programs will persist in the future. These programs are designed to limit pollution by pricing carbon emissions, yet they may not be successful in significantly reducing emissions or meeting climate change goals. These trading programs could be phased out or not extended after ending.
Moreover, the emergence of new green technologies could reduce or remove the need for such markets. The cost of emission credits, which depends on the actual cost of lowering emissions, may rise to a level where it becomes more cost-effective for businesses to invest in green technology, reducing the demand for credits and potentially decreasing the value of the Fund’s investments in this sector.
The allocation of emission limits within these programs can vary, causing significant price fluctuations. The value of emission credits can also be affected by unpredictable demand for products and services from industries within these markets, which can be influenced by factors such as weather conditions that alter energy consumption patterns.
Technological Risk.
Carbon credit investing relies heavily on technology for the measurement, reporting, and verification of emission reductions. As such, the Fund is exposed to the risks associated with technological inadequacies or failures. Emerging technologies that track and record carbon emissions might not always perform as expected, leading to inaccuracies in the carbon credits generated.
Moreover, rapid advancements in technology could render existing solutions obsolete, potentially causing investments in certain carbon credit projects to depreciate in value. Technological disruptions could therefore impact the reliability and validity of carbon credits, affecting the Fund’s expected returns and the overall market confidence in carbon trading.
Reputational Risk.
Investments in the carbon credit market are subject to reputational risks, especially if associated projects fail to deliver promised environmental benefits or are embroiled in controversies such as allegations of fraud or regulatory non-compliance.
Public perception plays a critical role in the carbon credit market; negative publicity can lead to a decrease in the value of carbon credits, affecting the Fund’s performance. Furthermore, investor and public scrutiny is increasingly focused on the authenticity and actual impact of carbon offset projects. Failure to meet environmental or ethical standards can result in reputational damage, leading to a reduction in value of the credits generated from such projects which could have an impact on the Fund’s revenue.
Regulatory and Enforcement Risks.
The value and effectiveness of carbon credits are heavily influenced by a dynamic regulatory landscape that includes national policies, international climate agreements, and carbon pricing mechanisms. The Fund may be subject to market fluctuations resulting from policy alterations, such as changes in emissions reduction targets, adjustments in low-carbon technology subsidies, or shifts in carbon pricing structures. Additionally, the stability and growth of cap and trade markets depend on stringent regulatory enforcement. Inadequate enforcement of emissions caps can undermine the demand for carbon credits, depreciating their value. These regulatory and enforcement changes can introduce market uncertainties, potentially devaluing existing carbon credit portfolios and adversely affecting the Fund’s returns.

Transaction Specific Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Transaction Specific Risks
Direct Acquisitions of Existing Royalties.
Investing in existing royalties exposes the Fund to several risks, including the potential for overvaluing royalty streams based on inaccurate forecasts or market changes that could affect the underlying assets’ revenue generation.
Legal and regulatory shifts may alter the enforceability of royalty agreements, and the Fund’s returns could be jeopardized if the royalty grantors face financial instability or operational failures. Participation in consortiums for acquisitions introduces risks such as misalignment of interests and decision-making complexities. Furthermore, market volatility can impact asset demand and royalty value, while the unique nature of royalty assets may pose liquidity challenges, limiting the Fund’s ability to quickly divest holdings. The culmination of these factors may result in reduced returns or capital loss.
Acquisition of Equity in Existing Royalty Companies.
Investing in equity of existing royalty companies exposes the Fund to inherent risks associated with equity ownership. Additionally, the Fund assumes company-specific operational risks, which encompass potential challenges related to the royalty company’s operational efficiency, competitive position, and overall financial health. The Fund’s investments are also subject to the quality of the relevant target royalty company’s management and their strategic decisions, which can impact the company’s profitability and the Fund’s expected returns. Such exposure to the managerial decisions and performance of the royalty company means that the success of such investments by the Fund will be affected by the royalty company’s governance and strategic direction.
Acquisition of Existing Debt Instruments Backed by Royalties or Intellectual Property and Lending Against Royalties.
When the
Fund acquires debt instruments secured by royalties or intellectual property, it is subject to several credit-related risks. The creditworthiness of the issuer is a primary concern, which may occur if the royalty income fails to meet the borrower’s debt obligations. As any deterioration in the issuer’s financial health can impact their ability to meet payment obligations, raising the risk of default. Fluctuations in interest rates can affect both the market value of the debt instruments and the cost of borrowing, potentially leading to changes in the Fund’s returns. Moreover, there is the risk that the underlying royalties or intellectual property may fail to produce the anticipated income, whether due to legal challenges, market conditions, or operational issues with the royalty-generating assets. If a loan’s seniority is subordinate to other creditors, the Fund may face difficulties in realizing its security interests in the event of a borrower’s insolvency. The enforceability of security interests is also a key risk, as legal complexities or inadequate collateral documentation can hinder the Fund’s ability to claim its rights to the royalty streams or underlying assets. This could compromise the issuer’s capacity to service the debt and, consequently, affect the Fund’s expected income stream from these investments.
Royalty Financing via New Royalty Agreements or Through Prepayment Agreements.
The Fund’s engagement in royalty financing,
whether through new royalty agreements or prepayment agreements, exposes it to several potential risks. In the case of new royalty agreements, risks include miscalculations in royalty valuation due to erroneous assumptions about future revenue streams, market dynamics, or operational success of the underlying asset. Misaligned royalty rates with future market conditions can lead to significant profitability issues, affecting the Fund’s return on investment. Similarly, there is a performance risk where the asset may fail to meet financial or operational expectations, resulting in lower-than-anticipated royalty income. For prepayment agreements, the Fund faces risks related to dependency on the future performance of the royalty-generating asset. By providing an upfront payment in exchange for future royalty streams, the Fund risks the asset underperforming or failing due to operational challenges, market downturns, or unforeseen circumstances. Such underperformance can lead to insufficient royalty payments, jeopardizing the Fund’s ability to recover its initial outlay and potentially resulting in lower returns on investment or financial losses.
Creation of New Royalty Companies.
The formation of new royalty companies by the Fund presents several challenges and risks.
Operational risks include the complexities of setting up and managing a new venture, which requires effective planning, execution, and oversight. The Fund’s reliance on external administrators or general partners to manage these companies introduces risks associated with their expertise, performance, and alignment with the Fund’s interests. Potential conflicts of interest may arise if the Fund holds an interest in the general partner, potentially leading to decisions that favor the general partner’s interests over those of the Fund or its investors.
Primary and Secondary Royalty Funds Investments.
Investing in primary royalty funds or engaging in secondary acquisitions of royalty fund interests subject the Fund to a number of risks that could impact the outcomes of the Fund’s investments. The expertise and decision-making capabilities of the management team are vital; deficiencies in their performance can detrimentally affect the
Fund’s results. Additionally, the quality of the underlying royalty assets and their performance cannot be controlled by the Fund or the
Manager and any under-performance by such assets may impact the Fund’s performance. Both primary and secondary fund investments may suffer from liquidity issues or lack viable exit options, complicating efforts to sell stakes without incurring losses or unfavorable terms. Such challenges are exacerbated in the secondary market where liquidity risk is prominent, and the ability to sell at an optimal price or within a desired timeframe may be limited. Valuation discrepancies and a lack of transparency regarding the performance and management of underlying assets further complicate secondary transactions, possibly leading to inaccuracies in pricing the Fund’s interests. Additionally, investments in both primary and secondary markets are burdened by the cumulative effect of various fees associated with fund management, which can cause a drag on overall returns. In secondary acquisitions, the Fund may also face limitations in influencing the royalty fund’s investment decisions or operations post-purchase, potentially impacting the ability to protect its investment and realize strategic objectives.
In addition to the risks discussed above, investments in Royalties Funds are subject to certain risks, including:
Nature of Royalties Fund Investments.
A Royalties Fund’s investments may involve highly speculative investment techniques, highly concentrated portfolios, control and non-control positions and/or illiquid investments. There can be no assurance that (i)
the Royalties Fund will have any profits, (ii) cash will be available for distributions, (iii) the income of the Royalties Fund will exceed its expenses, (iv) the net asset value of the Royalties Fund will increase and (v) the Fund will not sustain a total loss of its investment in the Royalties Fund. In addition, private equity securities generally represent the most junior position within an issuer’s capital structure and are therefore subject to the greatest risk of loss. Targeted returns will reflect the assumed level of risk, but there can be no assurance that the Royalties Fund will be adequately compensated for risks taken. The Royalties Fund would not typically receive interim cash dividends or other distributions on its private equity investments during its holding period, but would realize its entire return upon eventual redemption or sale. The timing of ultimate realization is highly uncertain, as there can be no assurance that the issuer will be able to generate sufficient cash to redeem them, and these securities will have no readily available market for liquidity. As a result, the holding period for these securities may be lengthy.
Royalties Funds Not Subject to 1940 Act.
Many of the Royalties Funds in which the Fund invests are not registered as investment companies under the 1940 Act. Accordingly, the provisions of the 1940 Act, which, among other things, require investment companies to have securities held in custody at all times in segregated accounts, impose leverage restrictions and regulate the relationship between the investment company and its asset management, including with respect to affiliated transactions, are not applicable to an investment in these Royalties Funds. The Royalties Funds’ investments may therefore impact the strategies, risks and costs of and for the Fund itself. Shareholders may or will have limited information about the
Royalties Funds in which the Fund is investing, including with respect to the Royalties Funds’ holdings, liquidity and valuation.
Shares of Royalties Funds Not Publicly Traded.
Shares of Royalties Funds are not publicly traded. As such, investments in
Royalties Funds will be subject to legal and other restrictions on resale or will otherwise be less liquid than investments in publicly traded securities. In addition, the Royalties Funds may limit or suspend their redemptions, impose lock-up periods, withdrawal fees or other measures that impact liquidity. This lack of liquidity of Royalties Funds creates several risks:
•
First, it makes it difficult for the Sub-Adviser to determine if the Royalties Fund is accurately valuing its positions because of the uncertainty regarding the realization of the prices that are quoted if the Royalties Fund were to attempt to liquidate its portfolio at those prices.
•
Second, it increases the risk that withdrawals from such Royalties Funds by other investors will cause reductions in the net asset value of those Royalties Funds merely due to selling pressure, rather than a fundamental change in the investments themselves.
•
Third, it increases the risk that a Royalties Fund will not honor the Fund’s liquidity expectations. Royalties Funds have restrictions in their governing documents that limit the Fund’s ability to withdraw funds typically to calendar month or quarter ends (or less frequently) on significant prior notice, Royalties Funds may nevertheless be unable to abide by these somewhat onerous liquidity provisions. A side effect of this inability to withdraw from a Royalties Fund is the Sub-Adviser’s inability to re-allocate the Fund’s assets as dynamically as the Sub-Adviser may otherwise desire. This limitation exists even when a Royalties Fund has not implemented a constraint on its expected liquidity. Given that, even in the best of times, these Royalties
Funds permit withdrawals only infrequently and on significant advance notice, the Fund’s flexibility to reallocate assets among Royalties Funds is limited. The Sub-Adviser has no control over the liquidity of Royalties Funds and depends on the
Royalties Funds to provide appropriate valuations as well as liquidity. In some cases, the Sub-Adviser will allocate Fund assets to Royalties Funds that later impose liquidity constraints, making it impossible to terminate them as desired. An inability to withdraw from a Royalties Fund may expose the Fund to losses it could have otherwise avoided if the Fund had been able to withdraw from such Royalties Fund. It may also cause the Fund to become unbalanced as it is forced to obtain liquidity from those Royalties Funds which provide such liquidity. In certain cases, other investors in a Royalties Fund may have preferential withdrawal rights as compared to the Fund, the exercise of which could materially adversely affect the
Fund’s investment in such Royalties Fund.
The illiquidity of investments in Royalties Funds may make it difficult, or impossible, for the Fund to sell such investments if the need arises (e.g., to fund quarterly repurchases of Shares). Also, if the Fund is required to liquidate all or a portion of its portfolio quickly, the Fund may realize significantly less than the value at which it has previously recorded its investments. The Fund will have no limitation on the portion of its portfolio that may be invested in illiquid securities, and a substantial portion or all of its portfolio will be invested in such illiquid securities. The organizational documents of the Royalties Funds in which the Fund invests may also prevent sale of the Fund’s investment therein without the consent of the manager or general partner of the relevant Royalties Fund. The Fund may also receive in-kind distributions of securities from a Royalties Fund that are illiquid or difficult to value and difficult to dispose of. The illiquid nature of the Fund’s investments may adversely impact the Fund’s performance and liquidity, and the Fund may incur substantial fees and expenses in the disposition of such illiquid investments.
Tax Risks.
Some of the income that the Fund may earn directly or through a Royalties Fund, such as income recognized from an equity investment in an operating partnership, may not satisfy the gross income test. The Fund may have to dispose of interests in Royalties Funds that it would otherwise have continued to hold, or devise other methods of cure, to the extent certain
Royalties Funds earn income of a type that is not qualifying gross income for purposes of the gross income test or hold assets that could cause the Fund not to satisfy the RIC asset diversification test. To manage the risk that such income might jeopardize the Fund’s tax status as a RIC resulting from a failure to satisfy the gross income test, one or more subsidiary entities treated as corporations for U.S. federal income tax purposes may be employed to earn such income and (if applicable) hold the related investment. Such subsidiary entities generally will be required to incur entity-level income taxes on their earnings, which ultimately will reduce the return to Shareholders.
Conflicts of Interest.
The Adviser and Sub-Adviser may face conflicts of interest in overseeing the valuation of the Royalties
Funds investments, as their value will affect their compensation. Moreover, although the Sub-Adviser will periodically review
Royalties Funds valuation methods and inputs, including at initial purchase, the Fund will not generally have sufficient information in order to be able to confirm or review the accuracy of valuations provided. A Royalties Fund manager’s information could be inaccurate due to fraudulent activity, misvaluation or inadvertent error. In any case, the Fund may not uncover errors for a significant period of time. Even if the Fund sells its interests in such a Royalties Fund, the Fund may be unable to sell such interests quickly, if at all, and could therefore be obligated to continue to hold such interests for an extended period of time. In such a case, the Royalties Fund manager’s valuations of such interests could remain subject to such fraud or error, and the Adviser may, in its sole discretion, determine to discount the value of the interests or value them at zero. Situations involving uncertainties as to the valuations by Royalties Fund managers could have a material adverse effect on the Fund if the Royalties Fund manager’s, the Adviser’s or the Fund’s judgments regarding valuations should prove incorrect. Prospective investors who are unwilling to assume such risks should not make an investment in the Fund.
Expenses.
Shareholders will effectively bear two layers of expenses: expenses of the Fund and indirect expenses of the interests in the Royalties Funds. The indirect expenses of the interests in the Royalties Funds may adversely impact the Fund’s performance.
A Shareholder in the Fund that meets the eligibility conditions imposed by one or more Royalties Funds, including minimum initial investment requirements that may be substantially higher than those imposed by the Fund, could potentially invest directly in Royalties Funds. By investing in the Royalties Funds through the Fund, a Shareholder in the Fund will bear a portion of the Investment Management Fee and other expenses of the Fund. Additionally, Royalties Funds generally charge asset-based fees and incentive fees (which are determined by the income and/or capital gains generated by the Royalties Fund) that may be higher than those of other types of securities, which may adversely affect the Royalties Funds’ performance. There is a possibility that certain of the Royalties Funds may receive performance fees, even if the performance of other Royalties Funds – or the overall performance of the Fund itself – is negative (i.e., “netting risk”).
Syndication Risk.
The Fund may originate certain of its investments with the expectation of later syndicating a portion of such investments to third parties. Prior to such syndication, or if such syndication is not successful, the Fund’s exposure to the originated investment may exceed the exposure that the Advisers intended to have over the long-term or would have had had it purchased such investment in the secondary market rather than originating it.
Royalty Securitizations.
Companies holding rights to intellectual property may create bankruptcy remote special purpose entities whose underlying assets are royalty license agreements and intellectual property rights related to a product, including pharmaceutical royalties that are secured by rights related to one or more drugs. The Fund may invest in special purpose entities to gain exposure to royalty streams related to various industries. Royalty securities may include bonds, loans and equity issued by the special purpose entity.
In a typical structure in pharmaceutical royalties, a small pharmaceutical company that develops a compound may license the commercial opportunity to a large-cap pharmaceutical company in exchange for payments upon completion of certain milestones (for example, Food and Drug Administration (FDA) approval) and a percentage of future product sales. Upon securing the right to receive royalties on product sales, the small pharmaceutical company finances a loan or bond secured by the royalty stream, which is typically non-recourse to either of the pharmaceutical companies.
In addition, a company (the sponsor) may create a wholly owned subsidiary (the issuer) that issues the royalty securities. The sponsor sells, assigns, and contributes to the issuer rights under one or more license agreements, including the right to receive royalties and certain other payments from sales of the pharmaceutical or other products. The sponsor also pledges the equity ownership interests in the issuer to the trustee under the indenture related to the notes. In return, the sponsor receives the proceeds of the securities from the issuer. The issuer of the securities grants a security interest in its assets to the trustee and is responsible for the debt service on the notes. An interest reserve account may be established to provide a source for payments should there be a cash flow shortfall for one or more periods. Many structures include a 100% cash flow sweep, which means that the principal is paid down by all cash flows received. Although the notes may have a legal maturity date of up to five to sixteen years from issuance, the expected weighted average maturity of the notes may be significantly shorter because of expected required principal repayments if funds are available.
If the issuer of the loan or bond defaults, any recourse will be limited to the issuer (which is formed for the limited purpose of purchasing and holding the license agreement or related intellectual property) and the collateral. The pharmaceutical or other company sponsoring the special purpose entity will generally not have the obligation to contribute additional equity to the issuer. If the sponsor of the issuer were to become a debtor in a bankruptcy case, a creditor, debtor in possession or trustee could request that the bankruptcy court substantively consolidate the issuer of the royalty security with the sponsor and/or recharacterize the transaction pursuant to which the royalty stream was transferred to the issuer and/or take other actions challenging the transaction. To the extent that these efforts are successful, these actions may adversely impact the securities and the Fund.
Use of Leverage: Risk of Borrowing by the Fund.
The Fund
employs
leverage through a variety of instruments and/or facilities. The
Fund’s willingness to use leverage, and the extent to which leverage is used at any time, will depend on many factors, including the
Sub-Adviser’s assessment of the yield curve environment, interest rate trends, market conditions and other factors. The Fund may incur permanent, Fund-level leverage including through, but not limited to, asset-backed facilities, revolvers, bonds, privately placed notes, subscription facilities, short-sales or other instruments. Borrowings by the Fund will further diminish returns (or increase losses on capital) to the extent overall returns are less than the Fund’s cost of funds. Such debt exposes the Fund to refinancing, recourse and other risks. As a general matter, the presence of leverage can accelerate losses.
Subject to prevailing market conditions, the Fund may add financial leverage if, immediately after such borrowing, it would have asset coverage (as defined in the 1940 Act) of 300% or more on any senior security represented by indebtedness and 200% or more on preferred stock and debt, collectively. For example, if the Fund has $100 in net assets, it may utilize leverage through obtaining debt of up to $50, resulting in $150 in total assets (or 300% asset coverage). The Fund may seek to obtain leverage through preferred stock.
The Fund may use leverage opportunistically and may choose to increase or decrease its leverage, or use different types or combinations of leveraging instruments, at any time based on the Fund’s assessment of market conditions and the investment environment.
The Fund
employs
leverage representing approximately 15% of the Fund’s net assets.
The Advisers expect that the Fund’s borrowings may ultimately be secured with a security interest in investments. In times of adverse market conditions, the Fund may be required to post additional collateral that could affect the Fund’s liquidity. Incurrence of indebtedness at the Fund level (or entity through which it invests) may have consequences to the Fund and Shareholders, including, but not limited to: (i) greater fluctuations in the NAV of the Fund’s assets; (ii) use of cash flow for debt service, Distributions, or other purposes
(and prospective investors should specifically note in this regard that, for the avoidance of doubt, in connection with one or more credit facilities entered into by the Fund, Distributions to Shareholders may be subordinated to payments required in connection with any indebtedness contemplated thereby); (iii) to the extent that Fund revenues are required to meet principal payments, Shareholders may be allocated income (and therefore tax liability) in excess of cash distributed; and (iv) in certain circumstances, the Fund may be required to dispose of investments at a loss or otherwise on unattractive terms in order to service its debt obligations or meet its debt covenants. There can be no assurance that the Fund will have sufficient cash flow to meet its debt service obligations. As a result, the Fund’s exposure to foreclosure and other losses may be increased due to the illiquidity of its investments.
In addition, the Fund may need to refinance its outstanding debt as it matures. There is a risk that the Fund may not be able to refinance existing debt or that the terms of any refinancing may not be as favorable as the terms of any then existing loan agreements. If prevailing interest rates or other factors at the time of refinancing result in higher interest rates upon refinancing, then the interest expense relating to that refinanced indebtedness would increase. These risks could adversely affect the Fund’s financial condition and cash flows and the return on its investments.
With respect to any asset-backed facility entered into by the Fund (or an affiliate thereof), a decrease in the market value of the Fund’s investments
(due to market conditions, the fair valuation of the Fund’s investments or otherwise)
would increase the effective amount
of leverage and could result in the possibility of a violation of certain financial covenants pursuant to which the Fund must repay the borrowed funds to the lender. Liquidation of the Fund’s investments at an inopportune time in order to satisfy such financial covenants could adversely impact the performance of the Fund and could, if the value of its investments had declined significantly, cause the Fund to lose all or a substantial amount of its capital. In the event of a sudden, precipitous drop in the value of the Fund’s assets, the Fund might not be able to dispose of assets quickly enough to pay off its debt resulting in a foreclosure or other total loss of some or all of the pledged assets. Fund-level debt facilities typically include other covenants such as, but not limited to, covenants against the Fund incurring or being in default under other recourse debt, including certain Fund guarantees of asset level debt, which, if triggered could cause adverse consequences to the Fund if it is unable to cure or otherwise mitigate such breach.
Effects of Leverage.
The table below assumes that borrowings represent approximately 15% of the Fund’s net assets as of
July
1,
2026
and the Fund bears expenses relating to such borrowings at an annual effective interest rate of 7.34% (based on interest rates for such borrowings as of a recent date). The table below also assumes that the annual return that the Fund’s portfolio must experience
(net of expenses not related to borrowings) in order to cover the costs of such leverage would be approximately
1.10
%. These
figures are estimates based on current market conditions, used for illustration purposes only.
Actual expenses associated with borrowings
used by the Fund may vary frequently and may be significantly higher or lower than the rate used for the example above.
The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effects of the Fund’s leverage due to senior securities on corresponding Share total return, assuming investment portfolio total returns (consisting of income and changes in the value of investments held in the Fund’s portfolio) of -10%, -5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns expected to be experienced by the Fund. Your actual returns may be greater or less than those appearing below.

Assumed Return on Portfolio (Net of Expenses not related to borrowings)	(10.00%)	(5.00%)	0.00%	5.00%	10.00%
Corresponding Share Total Return	(13.06%)	(7.18%)	(1.30%)	4.59%	10.47%
Corresponding Share total return is composed of two elements — the Share dividends paid by the Fund (the amount of which is largely determined by the net investment income of the Fund after paying interest expenses on the Fund’s borrowings) and gains or losses on the value of the securities the Fund owns.
Hedging Techniques
From time to time, the Fund may employ various hedging techniques in an attempt to reduce certain potential risks to which the
Fund’s portfolio may be exposed. These hedging techniques may involve the use of derivative instruments, including swaps and other arrangements such as exchange-listed and over-the-counter put and call options, rate caps, floors and collars, and futures and forward contracts. The Fund may also purchase and write (sell) options contracts on swaps, commonly referred to as “swaptions.” To the extent that the Fund’s potential exposure in a transaction involving options, rate caps, floors or collars, or futures or forward contracts is covered by the segregation of cash or liquid assets or otherwise, the Fund believes that such instruments do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the borrowing restrictions of the Fund.
Legal, tax and regulatory risks.
On October 28, 2020, the SEC adopted Rule 18f-4 under the 1940 Act providing for the regulation of the use of derivatives and certain related instruments by registered investment companies. Rule 18f-4 prescribes specific value-at-risk leverage limits for certain derivatives users. In addition, Rule 18f-4 requires certain derivatives users to adopt and implement a derivatives risk management program (including the appointment of a derivatives risk manager and the implementation of certain testing requirements) and prescribes reporting requirements in respect of derivatives. Subject to certain conditions, if a fund qualifies as a
“limited derivatives user,” as defined in Rule 18f-4, it is not subject to the full requirements of Rule 18f-4. The Fund qualifies
as a limited
derivatives user. In connection with the adoption of Rule 18f-4, the SEC rescinded certain of its prior guidance regarding asset segregation and coverage requirements in respect of derivatives transactions and related instruments. With respect to reverse repurchase agreements or other similar financing transactions in particular, Rule 18f-4 permits a fund to enter into such transactions if the fund either (i) complies with the asset coverage requirements of Section 18 of the 1940 Act, and combines the aggregate amount of indebtedness associated with all tender option bonds or similar financing with the aggregate amount of any other senior securities representing indebtedness when calculating the relevant asset coverage ratio, or (ii) treats all tender option bonds or similar financing transactions as derivatives transactions for all purposes under Rule 18f-4. The Fund has adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4.
As of the date hereof, there is uncertainty with respect to legislation, regulation and government policy at the federal, state and local levels, notably as respects U.S. trade, tax, healthcare, immigration, foreign and government regulatory policy. To the extent the U.S.
Congress or presidential administration implements additional changes to U.S. policy, those changes may impact, among other things, the U.S. and global economy, international trade and relations, unemployment, immigration, healthcare, tax rates, the U.S.
regulatory environment and inflation, among other areas. Until any additional policy changes are finalized, it cannot be known whether the Fund and its investments or future investments may be positively or negatively affected, or the impact of continuing uncertainty.
Each prospective investor should also be aware that developments in the tax laws of the United States or other jurisdictions where the
Fund or its portfolio funds invest could have a material effect on the tax consequences to the Fund or its Shareholders the members.

Other Risks Relating to the Fund [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Other Risks Relating to the Fund
Senior Management Personnel of the Adviser and Sub-Adviser.
Since the Fund has no employees, it depends on the investment expertise, skill and network of business contacts of the Advisers. The Advisers evaluate, negotiate, structure, execute, monitor and service the Fund’s investments. The Fund’s future success depends to a significant extent on the continued service and coordination of the Adviser, the Sub-Adviser and the Sub-Adviser’s senior management team. The departure of any members of the Adviser’s or
Sub-Adviser’s senior management team could have a material adverse effect on the Fund’s ability to achieve its investment objective.
The Fund’s ability to achieve its investment objective depends on the Sub-Adviser’s ability to identify, analyze, invest in, finance and monitor companies that meet the Fund’s investment criteria. The Advisers’ capabilities in managing the investment process, providing competent, attentive and efficient services to the Fund, and facilitating access to financing on acceptable terms depend on the employment of investment professionals in an adequate number and of adequate sophistication to match the corresponding flow of transactions. To achieve the Fund’s investment objective, the Advisers may need to hire, train, supervise and manage new professionals to participate in the management of the Fund and its investment selection and monitoring process. The Advisers may not be able to find such professionals in a timely manner or at all. Failure to support the Fund’s investment process and management could have a material adverse effect on the Fund’s business, financial condition and results of operations.
In addition, the Investment Management Agreement and Sub-Advisory Agreement have termination provisions that allow the parties to terminate the agreements without penalty. The Investment Management Agreement may be terminated at any time, without penalty, by the Adviser upon 60 days’ notice to the Fund. The Sub-Advisory Agreement may be terminated at any time by the Adviser or the
Sub-Adviser on 60 days’ notice or at any time upon the mutual consent of the parties.
If the Investment Management Agreement or
Sub-Advisory Agreement is terminated, it may materially adversely affect the quality of the Fund’s investment opportunities. In addition, in the event the Investment Management Agreement or Sub-Advisory Agreement is terminated, it may be difficult for the Fund to replace the Adviser and Sub-Adviser. Furthermore, the termination of the Investment Management Agreement or Sub-Advisory Agreement
may adversely impact the terms of the Fund’s or its subsidiaries’ financing facilities or any financing facility into which the Fund or its subsidiaries may enter in the future, which could have a material adverse effect on the Fund’s business and financial condition.
Further, the Sub-Advisory Agreement has termination provisions that allow the parties to terminate the agreements without penalty.
The Sub-Advisory Agreement may be terminated at any time, without penalty, by the Sub-Adviser upon 60 days’ notice to the Fund. If the Sub-Advisory Agreement is terminated, it may adversely affect the quality of the Fund’s investment opportunities. In addition, in the event the Sub-Advisory Agreement is terminated, it may be difficult for the Fund to replace the Sub-Adviser. Furthermore, the termination of the Sub-Advisory Agreement may adversely impact the terms of the Fund’s or its subsidiaries’ financing facilities or any financing facility into which the Fund or its subsidiaries may enter in the future, which could have a material adverse effect on the
Fund’s business and financial condition.
Key Personnel Risk.
The Adviser and Sub-Adviser depend on the diligence, skill and network of business contacts of certain professionals.
The Adviser and Sub-Adviser also depend, to a significant extent, on access to other investment professionals and the information and deal flow generated by these investment professionals in the course of their investment and portfolio management activities.
The Fund’s success depends on the continued service of such personnel. The investment professionals associated with the
Adviser and Sub-Adviser are actively involved in other investment activities not concerning the Fund and will not be able to devote all of their time to the Fund’s business and affairs. The departure of any of the senior managers of the Adviser and/or Sub-Adviser, or of a significant number of the investment professionals or partners of the Adviser’s and/or Sub-Adviser’s affiliates, could have a material adverse effect on the Fund’s ability to achieve its investment objective. Individuals not currently associated with the Adviser or Sub-Adviser may become associated with the Fund and the performance of the Fund may also depend on the experience and expertise of such individuals. In addition, there is no assurance that the Adviser or Sub-Adviser will remain the Fund’s investment advisers or that the Adviser or Sub-Adviser will continue to have access to the investment professionals and partners of its affiliates and the information and deal flow generated by the investment professionals of its affiliates.
Incentive Fee Risk.
The Investment Management Agreement and Sub-Advisory Agreement entitles the Adviser and Sub-Adviser, respectively, to receive incentive compensation on income regardless of any capital losses. In such case, the Fund may be required to pay the Adviser, and indirectly the Sub-Adviser, incentive compensation for a month even if there is a decline in the value of the Fund’s portfolio or if the Fund incurs a net loss for that month.
Any Incentive Fee payable by the Fund that relates to its net investment income may be computed and paid on income that may include interest that has been accrued but not yet received. If a portfolio company defaults on a loan that is structured to provide accrued interest, it is possible that accrued interest previously included in the calculation of the Incentive Fee will become uncollectible.
Neither the Adviser nor Sub-Adviser is under any obligation to reimburse the Fund for any part of the Incentive Fee it received that was based on accrued income that the Fund never received as a result of a default by an entity on the obligation that resulted in the accrual of such income, and such circumstances would result in the Fund’s paying an Incentive Fee on income it never received.
The Incentive Fee payable by the Fund may create an incentive for the Advisers
to make investments on the Fund’s behalf that are
risky or more speculative than would be the case in the absence of such compensation arrangement. The way in which the Incentive
Fee payable may encourage the use of leverage to increase the return on the Fund’s investments. Under certain circumstances, the use of leverage may increase the likelihood of default, which would disfavor Shareholders. Such a practice could result in the Fund’s investing in more speculative securities than would otherwise be in its best interests, which could result in higher investment losses, particularly during cyclical economic downturns.
Shares Not Listed; No Market for Shares.
The Fund has been organized as a closed-end management investment company. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) because investors in a closed-end fund do not have the right to redeem their shares on a daily basis. The Fund does not currently intend to list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares in the foreseeable future. Therefore, an investment in the Fund is not a liquid investment.
Closed-end Fund; Liquidity Risks.
The Fund is a non-diversified closed-end management investment company designed primarily for long-term investors and is not intended to be a trading vehicle. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis at a price based on NAV.
Competition for Investment Opportunities.
The Fund competes for investments with other closed-end funds and investment funds, as well as traditional financial services companies such as commercial banks and other sources of funding. Moreover, alternative investment vehicles, such as hedge funds, have begun to invest in areas in which they have not traditionally invested. As a result of these new entrants, competition for investment opportunities may intensify. Many of the Fund’s competitors are substantially larger and may have considerably greater financial, technical and marketing resources than the Fund. For example, some competitors may have a lower cost of capital and access to funding sources that are not available to the Fund. In addition, some of the Fund’s competitors may have higher risk tolerances or different risk assessments than it has. These characteristics could allow the Fund’s competitors to consider a wider variety of investments, establish more relationships and pay more competitive prices for investments than it is able to do. The Fund may lose investment opportunities if it does not match its competitors’ pricing. If the Fund is forced to match its competitors’ pricing, it may not be able to achieve acceptable returns on its investments or may bear substantial risk of capital loss. A significant increase in the number and/or the size of the Fund’s competitors could force it to accept less attractive investment terms. Furthermore, many of the Fund’s competitors have greater experience operating under, or are not subject to, the regulatory restrictions that the 1940 Act imposes on it as a closed-end fund.
Limitations on Transactions with Affiliates Risk.
The 1940 Act limits the Fund’s ability to enter into certain transactions with certain of its affiliates. As a result of these restrictions, the Fund may be prohibited from buying or selling any security directly from or to any portfolio company that is considered its affiliate under the 1940 Act. However, the Fund may under certain circumstances purchase any such portfolio company’s securities in the secondary market, which could create a conflict for the Adviser or
Sub-Adviser
between
the Fund’s interests and the interests of the portfolio company, in that the ability of the Adviser or Sub-
Adviser
, as applicable, to recommend
actions in the Fund’s best interests might be impaired. The Fund, the Adviser and Sub-Adviser rely on exemptive relief to expand the Fund’s ability to co-invest alongside affiliates in privately negotiated investments. Under the exemptive relief, the Fund, the
Adviser and the Sub-Adviser are required to comply with certain conditions that would not otherwise apply.
“Best-Efforts” Offering Risk.
This offering is being made on a best efforts basis, whereby the Distributor is only required to use its best efforts to sell the Shares and has no firm commitment or obligation to purchase any of the Shares. To the extent that a limited number of Shares are sold in this offering, the opportunity for the allocation of the Fund’s investments among various issuers and industries may be decreased, and the returns achieved on those investments may be reduced as a result of allocating all of the Fund’s expenses over a smaller capital base.
Inadequate Return Risk.
No assurance can be given that the returns on the Fund’s investments will be commensurate with the risk of investment in its Shares.
Inadequate Network of Broker-Dealer Risk.
The success of the Fund’s continuous public offering, and correspondingly the Fund’s ability to implement its investment objective and strategies, depends upon the ability of the Distributor to establish, operate and maintain a network of selected broker-dealers and other Financial Intermediaries to sell the Shares. If the Distributor fails to perform, the
Fund may not be able to raise adequate proceeds through the Fund’s continuous public offering to implement the Fund’s investment objective and strategies. If the Fund is unsuccessful in implementing its investment objective and strategies, an investor could lose all or a part of his or her investment in the Fund.
Registration under the U.S. Commodity Exchange Act.
Registration with the Commodity Futures Trading Commission as a “commodity pool operator” or any change in the Fund’s operations necessary to maintain the Adviser’s or Sub-Adviser’s ability to rely upon exemption from registration as such could adversely affect the Fund’s ability to implement its investment program, conduct its operations and/or achieve its objective and subject the Fund to certain additional costs, expenses and administrative burdens.
Repurchases.
The Fund has no obligation to repurchase Shares at any time; any such repurchases will only be made at such times, in such amounts and on such terms as may be determined by the Board, in its sole discretion. With respect to any future repurchase offer, Shareholders tendering any Shares for repurchase must do so by a date specified in the notice describing the terms of the repurchase offer (the “Notice Date”). It is possible that during the time period between the Notice Date and the date on which Shares to be repurchased are valued, general economic and market conditions, or specific events affecting one or more underlying Investment
Funds, could cause a decline in the value of Shares in the Fund. Shareholders who require minimum annual distributions from a retirement account through which they hold Shares should consider the Fund’s schedule for repurchase offers and submit repurchase requests accordingly. In addition, the Fund will not be able to dispose of certain investments except through secondary transactions with third parties, which may occur at a significant discount to the Adviser’s assessment of their fair value and which may not be available at any given time. The Fund may need to suspend or postpone repurchase offers if it is not able to dispose of its interests in a timely manner or otherwise fund the share repurchase offer. See “Repurchases of Shares.”
Substantial Repurchases.
Substantial requests for the Fund to repurchase Shares could require the Fund to liquidate certain of its investments more rapidly than otherwise desirable in order to raise cash to fund the repurchases and achieve a market position appropriately reflecting a smaller asset base. This could have a material adverse effect on the NAV of the Fund.
To the extent the Fund obtains repurchase proceeds by disposing of its interest in certain securities, the Fund will thereafter hold a larger proportion of its assets in the remaining securities, some of whose interests at times may be less liquid or illiquid. This could adversely affect the ability of the Fund to fund subsequent repurchase requests of Shareholders or to conduct future repurchases at all. In addition, substantial repurchases of Shares could result in a sizeable decrease in the Fund’s net assets, resulting in an increase in the Fund’s total annual operating expense ratio.
Distribution Payment Risk.
The Fund cannot assure investors that the Fund will achieve investment results that will allow the Fund to make a specified level of cash distributions or year-to-year increases in cash distributions. All distributions
,
if any,
will be paid at the
discretion of the Board and may depend on the Fund’s earnings, the Fund’s net investment income, the Fund’s financial condition, maintenance of the Fund’s RIC status, compliance with applicable regulations and such other factors as the Board may deem relevant from time to time.
In the event that the Fund encounters delays in locating suitable investment opportunities, all or a substantial portion of the Fund’s distributions
,
if any,
may constitute a return of capital to Shareholders. To the extent that the Fund pays distributions that constitute a return of capital for U.S. federal income tax purposes, it will lower an investor’s tax basis in his or her Shares. A return of capital generally is a return of an investor’s investment, rather than a return of earnings or gains derived from the Fund’s investment activities, and generally results in a reduction of the tax basis in the Shares. As a result from such reduction in tax basis, Shareholders may be subject to tax in connection with the sale of Fund Shares, even if such Shares are sold at a loss relative to the Shareholder’s original investment.
Risks Associated with the Fund’s Distribution Policy.
The Fund
makes regular distributions
. Currently, in order to maintain a relatively
stable level of
distributions
, the Fund may pay out less than all of its net investment income to the extent consistent with its intention to qualify for and maintain RIC status, pay out undistributed income from prior months, return capital in addition to current period net investment income or borrow money to fund
distributions
. The
distributions
for any full or partial calendar year might not
be made in equal amounts, and one distribution may be larger than the other. The Fund will make a distribution only if authorized by the Board and declared by the Fund out of assets legally available for these distributions
. This distribution policy may, under certain
circumstances, have certain adverse consequences to the Fund and its Shareholders because it may result in a return of capital, which would reduce the NAV of the Shares and, over time, potentially increase the Fund’s expense ratios. If a distribution constitutes a return of capital, it means that the Fund is returning to Shareholders a portion of their investment rather than making a distribution that is funded from the Fund’s earned income or other profits. The Fund’s distribution policy may be changed at any time by the Board.
There is a possibility that the Fund may make total
distributions
during a calendar or taxable year in an amount that exceeds the
Fund’s net investment company taxable income and net capital gains for the relevant taxable year. In such situations, if a distribution exceeds the Fund’s current and accumulated earnings and profits (as determined for U.S. federal income tax purposes), a portion of each distribution paid with respect to such taxable year would generally be treated as a return of capital for U.S. federal income tax purposes, thereby reducing the amount of a Shareholder’s tax basis in such Shareholder’s Fund Shares. When a Shareholder sells
Fund Shares, the amount, if any, by which the sales price exceeds the Shareholder’s tax basis in Fund Shares may be treated as a gain subject to tax. Because a return of capital reduces a Shareholder’s tax basis in Fund Shares, it generally will increase the amount of such Shareholder’s gain or decrease the amount of such Shareholder’s loss when such Shareholder sells Fund Shares. To the extent that the amount of any return of capital distribution exceeds a Shareholder’s tax basis in Fund Shares, such excess generally will be treated as gain from a sale or exchange of the Shares.
If the Fund elects to issue preferred Shares and/or notes or other forms of indebtedness, its ability to make distributions to its Shareholders may be limited by the asset coverage requirements and other limitations imposed by the 1940 Act and the terms of the Fund’s preferred Shares, notes or other indebtedness.
Tax Risk Associated with Fund Distributions.
Even if a stockholder chooses to “opt out” of the DRP, the Fund will have the ability to declare a large portion of a dividend in Shares
instead of in cash in order to satisfy its RIC requirements. As long as a portion of this dividend is paid in cash and certain requirements are met, the entire distribution will be treated as a dividend for U.S. federal income tax purposes. As a result, a Shareholder generally will be subject to tax on 100% of the fair market value of the dividend on the date the dividend is received by the
Shareholder
in the same manner as a cash dividend, even though most of the dividend was paid in
Shares
.
Investment Dilution Risk.
The Fund’s investors do not have preemptive rights to any Shares the Fund may issue in the future. The
Fund’s Declaration of Trust authorizes it to issue an unlimited number of Shares. The Board may make certain amendments to the
Declaration of Trust. After an investor purchases Shares, the Fund may sell additional Shares in the future or issue equity interests in private offerings. To the extent the Fund issues additional equity interests after an investor purchases its Shares, such investor’s percentage ownership interest in the Fund will be diluted.
Anti-Takeover Risk.
The Declaration of Trust and
the Fund's
amended and restated bylaws (the “Bylaws”), as well as certain statutory and regulatory requirements, contain certain provisions that may have the effect of discouraging a third party from attempting to acquire
the Fund
. Subject to the limitations of the 1940 Act, the Board may, without Shareholder action, authorize the issuance of
Shares in one or more classes or series, including preferred shares; and the Board may, without Shareholder action, make certain amendments to the Declaration of Trust. These anti-takeover provisions may inhibit a change of control in circumstances that could give Shareholders the opportunity to realize a premium over the value of the Shares.
Conflicts of Interest Risk.
The Adviser and Sub-Adviser are entities in which the Fund’s Interested Trustee, officers and members of the investment committee of the Adviser and Sub-Adviser may have indirect ownership and economic interests. Certain of the Fund’s
Trustees and officers and members of the investment committee of the Adviser and Sub-Adviser may also serve as officers or principals of other investment managers affiliated with the Adviser and Sub-Adviser that currently, and may in the future, manage investment funds with investment
objectives
similar to the Fund’s investment objective. In addition, certain of the Fund’s officers and Trustees and the members of the investment committee of the Adviser and Sub-Adviser serve or may serve as officers, trustees or principals of entities that operate in the same or related line of business as the Fund does or of investment funds managed by the
Fund’s affiliates. Accordingly, the Fund may not be made aware of and/or given the opportunity to participate in certain investments made by investment funds managed by advisers affiliated with the Adviser and Sub-Adviser. However, the Adviser and Sub-Adviser
intend to allocate investment opportunities in a fair and equitable manner in accordance with their respective investment allocation policies, consistent with each fund’s or separate account’s investment objective and strategies and legal and regulatory requirements.
Potential Conflicts of Interest Risk — Allocation of Investment Opportunities.
The Sub-Adviser has adopted allocation procedures
that are intended to treat each fund they advise in a manner that, over a period of time, is fair and equitable. The Sub-Adviser and its affiliates currently provide investment advisory and administration services and may provide in the future similar services to other entities (collectively, “Advised Funds”). Certain existing Advised Funds have, and future Advised Funds may have, investment objectives
similar to those of the Fund, and such Advised Funds will invest in asset classes similar to those targeted by the Fund. Certain other existing Advised Funds do not, and future Advised Funds may not, have similar investment objectives
, but such funds may from
time to time invest in asset classes similar to those targeted by the Fund. The Sub-Adviser will endeavor to allocate investment opportunities in a fair and equitable manner, and in any event consistent with any fiduciary duties owed to the Fund and other clients and in an effort to avoid favoring one client over another and taking into account all relevant facts and circumstances, including (without limitation): (i) differences with respect to available capital, size of client, and remaining life of a client; (ii) differences with respect to investment objective or current investment strategies, including regarding: (a) current and total return requirements, (b) emphasizing or limiting exposure to the security or type of security in question, (c) diversification, including industry or company exposure, currency and jurisdiction, or (d) rating agency ratings; (iii) differences in risk profile at the time an opportunity becomes available; (iv) the potential transaction and other costs of allocating an opportunity among various clients; (v) potential conflicts of interest, including whether a client has an existing investment in the security in question or the issuer of such security; (vi) the nature of the security or the transaction, including minimum investment amounts and the source of the opportunity; (vii) current and anticipated market and general economic conditions; (viii) existing positions in a borrower/loan/security; and (ix) prior positions in a borrower/loan/security.
Nevertheless, it is possible that the Fund may not be given the opportunity to participate in certain investments made by investment funds managed by investment managers affiliated with the Sub-Adviser.
In the event investment opportunities are allocated among the Fund and the other Advised Funds, the Fund may not be able to structure its investment portfolio in the manner desired. Furthermore, the Fund and the other Advised Funds may make investments in securities where the prevailing trading activity may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold by the Fund and the other Advised Funds. When this occurs, the various prices may be averaged, and the
Fund will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Fund. In addition, under certain circumstances, the Fund may not be charged the same commission or commission equivalent rates in connection with a bunched or aggregated order.
Subject to the applicable law and the conditions of any applicable co-investment exemptive relief, it is likely that the other Advised
Funds may make investments in the same or similar securities at different times and on different terms than the Fund. The Fund and the other Advised Funds may make investments at different levels of a borrower’s capital structure or otherwise in different classes of a borrower’s securities, to the extent permitted by applicable law. Such investments may inherently give rise to conflicts of interest or perceived conflicts of interest between or among the various classes of securities that may be held by such entities. Conflicts may also arise because portfolio decisions regarding the Fund may benefit the other Advised Funds. For example, the sale of a long position or establishment of a short position by the Fund may impair the price of the same security sold short by (and therefore benefit)
one or more Advised Funds, and the purchase of a security or covering of a short position in a security by the Fund may increase the price of the same security held by (and therefore benefit) one or more Advised Funds.
Applicable law, including the 1940 Act, may at times prevent the Fund from being able to participate in investments that it otherwise would participate in, and may require the Fund to dispose of investments at a time when it otherwise would not dispose of such investment, in each case, in order to comply with applicable law.
The 1940 Act contains prohibitions and restrictions relating to certain transactions between registered investment companies and certain affiliates (including any investment advisers or sub-advisers), principal underwriters and certain affiliates of those affiliates or underwriters. Because the Fund is a registered investment company, the Fund is not generally permitted to make loans to companies controlled by the Advisers or other funds managed by the Advisers or their affiliates. The Fund is also not permitted to make any co-investments with the Advisers or their affiliates (including any fund managed by Partners Group or its affiliates) without exemptive relief from the SEC, subject to certain exceptions. The Fund has received exemptive relief from the SEC that permits the Fund and certain present and future funds advised by Partners Group and Partners Group-affiliated investment advisers to co-invest in suitable negotiated investments. Co-investments made under the exemptive relief are subject to compliance with the conditions and other requirements contained in the exemptive relief, which could limit the Fund’s ability to participate in a co-investment transaction.
The Adviser, the Sub-Adviser, or their respective affiliates and clients may pursue or enforce rights with respect to a borrower in which the Fund has invested, and those activities may have an adverse effect on the Fund. As a result, prices, availability, liquidity and terms of the Fund’s investments may be negatively impacted by the activities of the Adviser, the Sub-Adviser or their respective affiliates or clients, and transactions for the Fund may be impaired or effected at prices or terms that may be less favorable than would otherwise have been the case.
The Sub-Adviser may have a conflict of interest in deciding whether to cause the Fund to incur leverage or to invest in more speculative investments or financial instruments, thereby potentially increasing the management and incentive fee payable by the Fund and, accordingly, the fees received by the
Advisers
. Certain other Advised Funds pay the Sub-Adviser or its affiliates greater performance-based compensation, which could create an incentive for the Sub-Adviser or an affiliate to favor such investment fund or account over the Fund.
Potential Conflicts of Interest Risk — Allocation of Personnel.
The Fund’s executive officers, and the employees of the Adviser or
Sub-Adviser, serve or may serve as officers, directors or principals of entities that operate in the same or a related line of business as the Fund or of investment funds or accounts managed by the Adviser, the Sub-Adviser or their respective affiliates. As a result, they may have obligations to investors in those entities, the fulfillment of which might not be in the best interests of the Fund or its Shareholders.
Additionally, certain personnel of the Adviser and Sub-Adviser and their respective management may face conflicts in their time management and commitments.
Potential Conflicts of Interest Risk — Lack of Information Barriers.
By reason of the various activities of the Adviser, the Sub-Adviser and their affiliates, the Adviser, Sub-Adviser and such affiliates may acquire confidential or material non-public information or otherwise be restricted from purchasing certain potential Fund investments that otherwise might have been purchased or be restricted from selling certain Fund investments that might otherwise have been sold at the time.
Portfolio Fair Value Risk.
Under the 1940 Act, the Fund is required to carry its portfolio investments at market value or, if there is no readily available market value, at fair value. There is not a public market for the securities of the privately held companies in which the
Fund may invest. Many of the Fund’s investments are not exchange-traded, but are, instead, traded on a privately negotiated OTC secondary market for institutional investors. The Adviser, as valuation designee, is responsible for the valuation of the Fund’s portfolio investments and implementing the portfolio valuation process set forth in the Adviser’s and the Fund’s valuation policy. Valuations of
Fund investments are disclosed quarterly in reports publicly filed with the SEC. See “Determination of Net Asset Value.”
A high proportion of the Fund’s investments relative to its total investments are valued at fair value. Certain factors that may be considered in determining the fair value of the Fund’s investments include dealer quotes for securities traded on the OTC secondary market for institutional investors, the nature and realizable value of any collateral, the portfolio company’s earnings and its ability to make payments on its indebtedness, the markets in which the portfolio company does business, comparison to selected publicly-traded companies, discounted cash flow and other relevant factors. The factors and methodologies used for the valuation of such securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can realize the fair value assigned to a security if it were to sell the security. Such valuations, and particularly valuations of private securities and private companies, are inherently uncertain, and they often reflect only periodic information received by the Adviser about such companies’ financial condition and/or business operations, which may be on a lagged basis and can be based on estimates. Determinations of fair value may differ materially from the values that would have been used if an exchange-traded market for these securities existed. Investments in private companies are typically governed by privately negotiated credit agreements and covenants, and reporting requirements contained in the agreements may result in a delay in reporting their financial position to lenders, which in turn may result in the Fund’s investments being valued on the basis of this reported information. Further, the Fund is offered on a monthly basis and calculates a monthly NAV per Share. The Adviser seeks to evaluate on a monthly basis material information about the Fund’s portfolio companies; however, for the reasons noted herein, the Adviser may not be able to acquire and/or evaluate properly such information on a monthly basis. Due to these various factors, the Adviser’s fair value determinations could cause the Fund’s NAV on a valuation day to materially differ from what it would have been had such information been fully incorporated. As a result, investors who purchase Shares may receive more or less Shares and investors who tender their Shares may receive more or less cash proceeds than they otherwise would receive.
Portfolio Turnover Risk.
The Fund’s annual portfolio turnover rate may vary greatly from year to year, as well as within a given year.
However, portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to the Fund and, ultimately,
Shareholders, will be taxable as ordinary income. In addition, a higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses that are borne by the Fund.
Artificial Intelligence Risks.
As computing technology and data analytics advance, there has been a trend towards machine driven and artificially intelligent trading systems, particularly with respect to increasing levels of autonomy in trading decision capabilities.
Regulators of financial markets have become increasingly focused on the potential impact of artificial intelligence (“AI”) on investment activities and may issue regulations that affect the use of artificial technology in trading activities. Any such regulations may not have the effect on financial markets that regulators intend. The use of AI and machine learning technologies (collectively, “AI Technologies”), and the overall adoption of AI Technologies throughout society, create opportunities for the Fund and its portfolio companies, as well as new and unpredictable competitive, operational, legal, and regulatory risks. The Fund uses, and plans to expand its use of,
AI Technologies in connection with its business and investment activities. The Fund’s portfolio companies and investments also use such technologies, including, but not limited to, automation of operational tasks, identification of investment opportunities, investment due diligence, and investment decision-making. The Fund and its portfolio companies continue to evaluate the rapidly evolving landscape of AI Technologies. Actual use of AI Technologies varies across the Fund’s business, funds and portfolio companies, and investments. While the Fund expects, from time to time, to adopt and adjust usage policies and procedures governing the use of AI
Technologies by its personnel, there is a risk of misuse of such AI Technologies, failure of such AI Technologies to be available or to perform, or the introduction of inaccurate, biased or otherwise faulty outputs and security vulnerabilities, such as data leakage, which may go undetected on account of use of such AI Technologies, any of which could cause a material harm to the Fund or its portfolio companies. The Fund could also be exposed to the risks of AI if third-party service providers or any counterparties, whether or not known to the Fund, also use AI Technologies in their business activities. The Fund may not be in a position to control the use of AI
Technologies in third-party products or services. The use of AI Technologies could involve the input of confidential information in contravention of applicable policies, contractual obligations, or other restrictions, resulting in such information becoming accessible to third-party AI applications and their users. In addition, some of the Fund’s competitors may be more successful than we are in the development and implementation of new technologies, including services and platforms based on artificial intelligence to address investor demands or improve operations. If the Fund is unable to adequately advance its capabilities in these areas, or does so at a slower pace than others in the industry, the Fund may be at a competitive disadvantage. Similarly, if the Fund’s portfolio companies are unable to effectively adopt or implement AI Technologies, or lag behind their competitors in doing so, their competitive positions and business prospects may be negatively affected, which could adversely impact the value of the Fund’s investments. The increasingly widespread use of AI by issuers and market participants and investments in such technologies by issuers may significantly impact the economy, financial markets and issuers. Malicious actors may also use AI for fraud, hacking, or market manipulation. Issuers that engage in AI-related businesses or that increasingly use these technologies are particularly susceptible to the risks associated with AI and its rapid and unpredictable evolution, including (but not limited to) market and business risks, technology and product risks, cybersecurity and data security risks, and intellectual property risks.
Cybersecurity Risks.
Cybersecurity incidents and cyber-attacks have been occurring globally at a more frequent and severe level and will likely continue to increase in frequency in the future. The Advisers face various security threats on a regular basis, including ongoing cyber security threats to and attacks on their information technology infrastructure that are intended to gain access to their proprietary information, destroy data or disable, or degrade or sabotage their systems. These security threats could originate from a wide variety of sources, including unknown third parties outside of the Advisers. Although neither the Adviser nor Sub-Adviser is currently aware that it has been subject to cyber-attacks or other cyber incidents which, individually or in the aggregate, have materially affected its operations or financial condition, there can be no assurance that the various procedures and controls utilized to mitigate these threats will be sufficient to prevent disruptions to its systems.
The Advisers’ and issuers’ information and technology systems may be vulnerable to damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches, usage errors by their respective professionals, power outages and catastrophic events such as fires, tornadoes, floods, hurricanes and earthquakes.
In addition, the Fund will heavily rely on the Advisers’ and third parties’ financial, accounting, information and other data processing systems. Any failure or interruption of those systems, including as a result of the termination of an agreement with any third- party service providers, could cause delays or other problems in the Fund’s activities. If any of these systems do not operate properly or are disabled for any reason or if there is any unauthorized disclosure of data, whether as a result of tampering, a breach of its network security systems, a cyber-incident or attack or otherwise, the Fund and/or the Advisers could suffer substantial financial loss, increased costs, a disruption of their businesses, liability to their investors, regulatory intervention or reputational damage. In addition, the Advisers
operate
in a business that is highly dependent on information systems and technology
,
which may include cloud-based
technology and AI
systems and
operations,
that the Advisers rely on may not continue to be able to accommodate their growth, and the cost of maintaining such systems may increase from its current level. Such a failure to accommodate growth, or an increase in costs related to such information systems, could have a material adverse effect on the Fund and/or the Advisers.
A cybersecurity incident could have numerous material adverse effects, including on the operations, liquidity and financial condition of the Fund. Cyber threats and/or incidents
or sudden market, operational, technological (including widespread system outage or faulty updates to software applications) or other disruptions
could cause financial costs from the theft of Fund assets (including proprietary information and intellectual property) as well as numerous unforeseen costs, including, but not limited to: litigation costs, preventative and protective costs, remediation costs and costs associated with reputational damage, any one of which could have a materially adverse effect on the Fund. There can be no guarantee that the Fund will be able to prevent or mitigate such incidents. If systems and measures to manage risks relating to these types of events, are compromised, become inoperable for extended periods of time or cease to function properly, the Advisers, the Fund and/or an issuer may have to make a significant investment to fix or replace them.
The failure of these systems and/or of disaster recovery plans for any reason could cause significant interruptions in the
Advisers
’
, the
Fund’s and/or an issuer’s operations and result in a failure to maintain the security, confidentiality or privacy of sensitive data, including personal information relating to potential investors and Shareholders (and the beneficial owners of potential investors and Shareholders).
In addition, the Fund or the Advisers may not be in a position to verify the risks or reliability of third parties with which the Fund’s and the Advisers’ operations interface with and/or depend on third parties, including the Fund’s administrator and other service providers.
The Fund may suffer adverse consequences from actions, errors or failure to act by such third parties, and will have obligations, including indemnity obligations, and limited recourse against them.
Additionally, technological developments such as the use of
cloud-based service providers and/or services and the integration of artificial intelligence in systems and operations create new risks, which can be difficult to assess and anticipate. For example, the Fund’s service providers and market participants on which the Fund relies may use AI (such as machine learning or generative AI) and similar technologies in the provision of services to the Fund and its operations generally. Such use may subject these service providers and market participants and, in turn, their services and operations to increased risks associated with such technologies, including risk of errors, cyber security, data protection and information technology risk, operational risk, and legal, regulatory and compliance risk. In addition, any controls in place designed to mitigate such risks may be ineffective and the use of these technologies may change over time, which may present new risks and vulnerabilities. As a result, the Fund may experience adverse consequences, such as operational errors, from such use of AI and similar technologies.
Risks Relating to Fund’s RIC Status.
Although the Fund intends to elect as soon as is reasonably practicable, and intends to qualify annually thereafter, to be treated as a RIC under Subchapter M of the Code, no assurance can be given that the Fund will be able to qualify for and maintain RIC status. If the Fund qualifies as a RIC under the Code, the Fund generally will not be subject to corporate-level federal income taxes on its income and capital gains that are timely distributed (or deemed distributed) as dividends for U.S.
federal income tax purposes to its Shareholders. To qualify as a RIC under the Code and to be relieved of federal taxes on income and gains distributed as dividends for U.S. federal income tax purposes to the Fund’s Shareholders, the Fund must, among other things, meet certain source-of-income, asset diversification and distribution requirements. The distribution requirement for a RIC is satisfied if the Fund distributes dividends each tax year for U.S. federal income tax purposes of an amount generally at least equal to 90% of the sum of its net ordinary income and net short-term capital gains in excess of net long-term capital losses, if any, to the Fund’s
Shareholders.
RIC-Related Risks of Investments Generating Non-Cash Taxable Income.
Certain of the Fund’s investments will require the Fund to
recognize taxable income in a tax year in excess of the cash generated on those investments during that year. In particular, the Fund expects to invest in loans and other debt instruments that will be treated as having “market discount” and/or original issue discount
(“OID”) (such as debt instruments with PIK interest or, in certain cases, increasing interest rates or issued with equity or warrants) for
U.S. federal income tax purposes. Because the Fund may be required to recognize income in respect of these investments before, or without receiving, cash representing such income (e.g., PIK interest), the Fund may have difficulty satisfying the annual distribution requirements applicable to RICs and avoiding Fund-level U.S. federal income and/or excise taxes. Accordingly, the Fund may be required to sell assets, including at potentially disadvantageous times or prices, raise additional debt or equity capital, make taxable distributions of Shares or debt securities, or reduce new investments, to obtain the cash needed to make these income distributions.
If the Fund liquidates assets to raise cash, the Fund may realize additional gain or loss on such liquidations. In the event the Fund realizes additional net capital gains from such liquidation transactions, Shareholders may receive larger capital gain distributions than it or they would in the absence of such transactions.
Instruments that are treated as having OID for U.S. federal income tax purposes may have unreliable valuations because their continuing accruals require judgments about the collectability of the deferred payments and the value of any collateral. Loans that are treated as having OID generally represent a significantly higher credit risk than coupon loans. Accruals on such instruments may create uncertainty about the source of Fund distributions to Shareholders. OID creates the risk of non-refundable cash payments to the
Adviser based on accruals that may never be realized. In addition, the deferral of PIK interest also reduces a loan’s loan-to-value ratio at a compounding rate.
Some Investments May be Subject to Corporate-Level Income Tax.
The Fund may invest in certain royalty investments and debt and equity investments through taxable subsidiaries and the taxable income of these taxable subsidiaries will be subject to federal, state and potentially local corporate income taxes. The Fund may invest in certain foreign royalty investments and debt and equity investments which could be subject to foreign taxes (such as income tax, withholding and value added taxes).
The Fund will comply with provisions of Section 8 and Section 18 of the 1940 Act governing capital structure and leverage on an aggregate basis with any subsidiary. The Fund and any subsidiary will comply with provisions of Section 17 of the 1940 Act related to affiliated transactions and custody.
Uncertain Tax Treatment.
The Fund may invest a portion of its net assets in below investment grade instruments. Investments in these types of instruments may present special tax issues for the Fund. U.S. federal income tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless instruments, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a bankruptcy or workout context are taxable. These and other issues will be addressed by the Fund to the extent necessary in connection with the Fund’s intention to distribute sufficient income each tax year to minimize the risk that it becomes subject to U.S. federal income or excise tax.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	150 N. Radnor-Chester Road
Entity Address, City or Town	Radnor
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19087
Contact Personnel Name	Paul T. Chryssikos
Class A [Member]
Fee Table [Abstract]
Sales Load [Percent]	3.00%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	2.00%	[2]
Management Fees [Percent]	1.25%
Interest Expenses on Borrowings [Percent]	1.10%	[3]
Distribution/Servicing Fees [Percent]	0.60%	[4]
Incentive Fees [Percent]	0.26%	[5]
Loan Servicing Fees [Percent]	0.25%	[6]
Acquired Fund Fees and Expenses [Percent]	0.53%	[7]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	6.03%	[8]
Total Annual Expenses [Percent]	10.02%
Waivers and Reimbursements of Fees [Percent]	(5.28%)	[9]
Net Expense over Assets [Percent]	4.74%	[9]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class A Shares
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	1,000
Class D [Member]
Fee Table [Abstract]
Sales Load [Percent]	3.50%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	2.00%	[2]
Management Fees [Percent]	1.25%
Interest Expenses on Borrowings [Percent]	1.10%	[3]
Distribution/Servicing Fees [Percent]	0.25%	[4]
Incentive Fees [Percent]	0.26%	[5]
Loan Servicing Fees [Percent]	0.25%	[6]
Acquired Fund Fees and Expenses [Percent]	0.53%	[7]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	6.03%	[8]
Total Annual Expenses [Percent]	9.67%
Waivers and Reimbursements of Fees [Percent]	(5.28%)	[9]
Net Expense over Assets [Percent]	4.39%	[9]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class D Shares
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	1,000
Class I [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	2.00%	[2]
Management Fees [Percent]	1.25%
Interest Expenses on Borrowings [Percent]	1.10%	[3]
Distribution/Servicing Fees [Percent]	0.00%	[4]
Incentive Fees [Percent]	0.26%	[5]
Loan Servicing Fees [Percent]	0.00%	[6]
Acquired Fund Fees and Expenses [Percent]	0.53%	[7]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	6.03%	[8]
Total Annual Expenses [Percent]	9.17%
Waivers and Reimbursements of Fees [Percent]	(5.28%)	[9]
Net Expense over Assets [Percent]	3.89%	[9]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class I Shares
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	12,177,508.91
Class IS [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	2.00%	[2]
Management Fees [Percent]	1.25%
Interest Expenses on Borrowings [Percent]	1.10%	[3]
Distribution/Servicing Fees [Percent]	0.00%	[4]
Incentive Fees [Percent]	0.26%	[5]
Loan Servicing Fees [Percent]	0.25%	[6]
Acquired Fund Fees and Expenses [Percent]	0.53%	[7]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	6.03%	[8]
Total Annual Expenses [Percent]	9.42%
Waivers and Reimbursements of Fees [Percent]	(5.28%)	[9]
Net Expense over Assets [Percent]	4.14%	[9]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class IS Shares
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	1,000
Class A Without Incentive Fee [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	$ 74
Expense Example, Years 1 to 3	255
Expense Example, Years 1 to 5	420
Expense Example, Years 1 to 10	767
Class D Without Incentive Fee [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	75
Expense Example, Years 1 to 3	251
Expense Example, Years 1 to 5	411
Expense Example, Years 1 to 10	753
Class I Without Incentive Fee [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	37
Expense Example, Years 1 to 3	210
Expense Example, Years 1 to 5	371
Expense Example, Years 1 to 10	720
Class IS Without Incentive Fee [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	39
Expense Example, Years 1 to 3	217
Expense Example, Years 1 to 5	380
Expense Example, Years 1 to 10	732
Class A With Incentive Fee [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	76
Expense Example, Years 1 to 3	262
Expense Example, Years 1 to 5	429
Expense Example, Years 1 to 10	778
Class D With Incentive Fee [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	78
Expense Example, Years 1 to 3	257
Expense Example, Years 1 to 5	420
Expense Example, Years 1 to 10	765
Class I With Incentive Fee [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	39
Expense Example, Years 1 to 3	217
Expense Example, Years 1 to 5	380
Expense Example, Years 1 to 10	732
Class IS With Incentive Fee [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	42
Expense Example, Years 1 to 3	223
Expense Example, Years 1 to 5	389
Expense Example, Years 1 to 10	$ 744
Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Shares
Security Voting Rights [Text Block]
Each whole Share will be
entitled to one vote as to any matter on which it is entitled to vote, and each fractional Share will be entitled to a proportionate fractional vote. Shareholders shall be entitled to vote on all matters on which a vote of Shareholders is required by the 1940 Act, the Declaration of Trust, or a resolution of the Board.

Security Preemptive and Other Rights [Text Block]	Shares will have no preference, preemptive, appraisal, conversion, exchange, or redemption rights, and will be freely transferable, except where their transfer is restricted by law or contract.
Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Preferred Shares
Security Voting Rights [Text Block]
the holders of preferred shares, if any are issued, must be entitled as a class to elect two Trustees at all times and to elect a majority of the Trustees if distributions on such preferred shares are in arrears by two years or more. Certain matters under the 1940 Act require the separate vote of the holders of any issued and outstanding preferred shares.

Security Liquidation Rights [Text Block]	immediately after issuance of preferred shares and before any distribution is madewith respect to the shares and before any purchase of shares is made, the aggregate involuntary liquidation preference of such preferredshares together with the aggregate involuntary liquidation preference or aggregate value of all other senior securities must not exceed an amount equal to 50% of the Fund’s total assets after deducting the amount of such distribution or purchase price, as thecase may be
Preferred Stock Restrictions, Other [Text Block]
The Declaration of Trust provides that the Board may, subject to the Fund’s investment policies and restrictions and the requirements of the 1940 Act, authorize and cause the Fund to issue securities of the Fund other than Shares (including preferred shares, debt securities or other senior securities), by action of the Board without the approval of Shareholders. The Board may determine the terms, rights, preferences, privileges, limitations and restrictions of such securities as the Board sees fit.

[1]	Investors purchasing Class A Shares may be charged a front-end sales load of up to 3.00% of the investor’s purchase. Investors purchasing Class D Shares may be charged a front-end sales load of up to 3.50% of the investor’s purchase. The table assumes the maximum sales load is charged. The Distributor may, in its discretion, waive all or a portion of the sales load for certain investors. While Class I and Class IS Shares do not charge a front-end sales load, if you purchase Class I or Class IS Shares through certain Financial Intermediaries, such Financial Intermediaries may directly charge you transaction or other fees in such amount as they may determine. Please consult your Financial Intermediary for additional information. See “Purchase of Shares” and “Plan of Distribution.”
[2]	A 2.00% early repurchase fee payable to the Fund will be charged with respect to the repurchase of an investor’s Shares at any time prior to the day immediately preceding the one-year anniversary of an investor’s purchase of the Shares (on a “first in-first out” basis) (“Early Repurchase Fee”). An Early Repurchase Fee payable by an investor may be waived by the Fund, in circumstances where the Board determines that doing so is in the best interests of the Fund and that will not discriminate unfairly against any investor. The Early Repurchase Fee will be retained by the Fund for the benefit of the remaining investors. See “Repurchases of Shares”.
[3]	These expenses represent estimated interest payments the Fund expects to incur in connection with its credit facility during the current fiscal year. See “Investment Objective, Opportunities and Strategies — Leverage.” The amount shown in the table above is based on the assumption that the Fund borrows money for investment purposes at an average amount of approximately 15% of its net assets at an average interest rate of 7.34% per annum. The Fund currently borrows under a credit facility with Goldman Sachs Bank USA. See “Types of Investments and Related Risks – Use of Leverage: Risk of Borrowing by the Fund.
[4]	Class A Shares will pay to the Distributor a distribution fee that will accrue at an annual rate equal to 0.60% of the aggregate NAV as of the beginning of the first calendar day of each applicable month attributable to Class A Shares. Class D Shares will pay to the Distributor a distribution fee that will be paid monthly and accrue daily at an annual rate equal to 0.25% of the aggregate NAV as of the beginning of the first calendar day of each applicable month attributable to Class D Shares (as applicable, the “Distribution Fee”). See “Plan of Distribution”.
[5]	The Fund may have net investment income that could result in the payment of an Incentive Fee in the first year of investment operations. However, the Incentive Fee is based on the Fund’s performance. The Fund expects the Incentive Fee the Fund pays to increase to the extent the Fund earns greater income. The Incentive Fee is accrued monthly in an amount equal to 12.5% of the Fund’s “Fund Income” received by the Fund during such month. For this purpose, “Fund Income” means (1) distributions received by the Fund from the Fund’s private portfolio investments; plus (2) distributions received by the Fund of net investment income (or loss) from debt, preferred equity investments and traded securities; minus (3) the Fund’s Operating Expenses for the month (excluding the Incentive Fee and share class specific expenses such as distribution and/or shareholder servicing fees). The Incentive Fee is paid quarterly in arrears. The Fund looks through total return swap contracts and counts the underlying reference assets as investments for purposes of calculating the Incentive Fee. Incentive Fees are based on estimated amounts for the Fund's current fiscal year. Incentive Fees may accrue to the extent the Fund earns Fund Income. For example, if the Fund achieves Fund Income of 10.0% of Fund net assets, an Incentive Fee equal to 1.25% of Fund net assets would be payable. See “Investment Management Fee and Incentive Fees” for more information concerning the Incentive Fees.
[6]	Class A, Class D, and Class IS Shares charge a shareholder services fee of up to 0.25% per year (the “Shareholder Services Fee”) under the Administration Agreement with The Lincoln National Life Insurance Company. Such services include, but are not limited to, responding to operational inquiries from Shareholders; processing purchase, redemption and exchange orders with the Fund’s transfer agent; and providing Shareholders with automatic investment services, including investments in the Fund.
[7]	Acquired Fund Fees and Expenses (“AFFE”) are the indirect costs of investing in other investment companies and other pooled investment vehicles. AFFE are estimated for the Fund’s current fiscal year based on historic fees and expenses. AFFE may include an incentive allocation or other fee based on income, capital gains and/or appreciation (an “Incentive Allocation”) payable to the adviser of an acquired fund. While the amount of such fees vary by acquired fund, performance fees, if charged, tend to be approximately 20% of the acquired fund’s profits above an 8% hurdle rate (a minimum rate of return). Future AFFE may be substantially higher or lower because certain fees are based on the performance of the acquired funds, which may fluctuate over time.
[8]	Other expenses are based on estimated amounts for the current fiscal year and include accounting, custody, transfer agency, legal, valuation agent, pricing vendor and auditing fees of the Fund and fees payable to the Independent Trustees, as well as payments to the Administrator to provide or procure administrative and support services and corporate-level services under the Administration Agreement with The Lincoln National Life Insurance Company.
[9]	The Adviser and the Fund have entered into the Expense Limitation Agreement under which the Adviser has agreed contractually to pay, absorb or reimburse certain expenses of the Fund to limit the Fund’s Operating Expenses, calculated and reimbursed on a Class-by-Class basis in respect of each of Class A, Class D, Class I, and Class IS with the exception of (i) interest, taxes, dividends tied to short sales, and brokerage commissions; (ii) underlying fund fees and expenses; (iii) other expenses attributable to, and incurred as a result of, the Fund’s investments; (iv) Incentive Fees; and (v) extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the Fund’s business (as determined in the discretion of the Adviser), to no more than 2.85%, 2.50%, 2.00% and 2.25% for Class A, Class D, Class I, and Class IS Shares, respectively, on an annualized basis, of the Fund’s average daily net assets (the “Operating Expense Limit”).